                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                             Schwab Family of Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                                 Evelyn Dilsaver
                             Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  July 1, 2004 - September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

* Asset-backed security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 71.6%     FIXED-RATE OBLIGATIONS                          75,438         75,438
  8.6%     VARIABLE-RATE OBLIGATIONS                        8,998          8,998
 19.8%     OTHER INVESTMENTS                               20,842         20,842
--------------------------------------------------------------------------------
100.0%     TOTAL INVESTMENTS                              105,278        105,278
  0.0%     OTHER ASSETS AND LIABILITIES, NET                                  19
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                                    105,297

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      FIXED-RATE OBLIGATIONS  71.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  50.8%
      --------------------------------------------------------------------------
      AB SPINTAB
           1.60%, 10/12/04                                   2,500         2,499
    + ANZ (DELAWARE), INC.
           1.63%, 10/26/04                                   1,100         1,099
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
           1.67%, 11/18/04                                   1,000           998
           1.83%, 11/18/04                                   2,000         1,995
      BEAR STEARNS COMPANIES, INC.
           1.74%, 10/21/04                                   1,000           999
    + CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
           2.04%, 03/03/05                                   1,000           991
      CITICORP
           1.77%, 10/27/04                                   1,000           999
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           1.76%, 10/25/04                                   1,000           999
           1.66%, 11/15/04                                   3,000         2,994
   +* CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      CLASS C NOTES
           1.79%, 10/18/04                                   1,000           999
   +* CROWN POINT CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
           1.84%, 12/06/04                                   1,000           997
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST,
      SECTION 4(2) / 144A
           1.80%, 11/04/04                                   3,500         3,494
    + DEXIA DELAWARE L.L.C.
           1.60%, 10/01/04                                   2,700         2,700
   +* FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
           1.69%, 10/13/04                                   1,000           999
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           1.68%, 11/23/04                                   1,000           998
      GENERAL ELECTRIC CAPITAL CORP.
           1.65%, 11/08/04                                   2,000         1,996
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
           1.77%, 10/27/04                                   1,000           999
    + HBOS TREASURY SERVICES, PLC
           1.63%, 10/26/04                                   1,400         1,398
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
           1.65%, 11/09/04                                   3,000         2,995
   +* LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.60%, 10/12/04                                   3,000         2,998
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           1.65%, 11/16/04                                   3,000         2,994
   +* MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
           1.60%, 10/12/04                                   3,000         2,998
      MORGAN STANLEY
           1.78%, 10/22/04                                   2,000         1,998
   +* RANGER FUNDING CO., L.L.C., SECTION 4(2) / 144A
           1.73%, 10/14/04                                   2,000         1,999
      ROYAL BANK OF SCOTLAND, PLC
           1.60%, 10/19/04                                   2,325         2,323
   +* SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           1.65%, 11/12/04                                   3,000         2,994
   +* SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.12%, 03/22/05                                   1,000           990
    + UBS FINANCE (DELAWARE), INC.
           1.68%, 11/15/04                                   2,000         1,996
   +* WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           1.61%, 10/06/04                                   1,000         1,000
                                                       -----------   -----------
                                                                          53,438
      CERTIFICATES OF DEPOSIT  19.0%
      --------------------------------------------------------------------------
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           1.91%, 12/29/04                                   3,000         3,000
           2.02%, 03/02/05                                   2,000         2,000
      BNP PARIBAS
           1.82%, 12/16/04                                   3,000         3,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           1.68%, 11/30/04                                   2,000         2,000
      CITIBANK, N.A.
           1.67%, 11/23/04                                   1,000         1,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      CREDIT SUISSE FIRST BOSTON
           1.81%, 12/10/04                                   1,000         1,000
      SOUTHTRUST BANK
           1.75%, 12/01/04                                   1,000         1,000
      TORONTO DOMINION BANK
           1.63%, 10/26/04                                   1,000         1,000
           1.66%, 11/12/04                                   1,000         1,000
      UNICREDITO ITALIANO SPA
           1.77%, 12/07/04                                   4,000         4,000
      WELLS FARGO BANK, N.A.
           1.76%, 10/26/04                                   1,000         1,000
                                                                     -----------
                                                                          20,000
      BANK NOTES  0.9%
      --------------------------------------------------------------------------
      STANDARD FEDERAL BANK, N.A.
           1.77%, 11/01/04                                   1,000         1,000
      PROMISSORY NOTES  0.9%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           1.94%, 02/18/05                                   1,000         1,000
      VARIABLE-RATE OBLIGATIONS  8.6% of net assets
      HSH NORDBANK, AG
           1.68%, 10/12/04                                   3,000         2,999
   +* SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.77%, 10/15/04                                   2,000         1,999
    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      SERIES B
           1.89%, 10/07/04                                   3,000         3,000
      WESTLB, AG
           1.76%, 10/20/04                                   1,000         1,000
                                                                     -----------
                                                                           8,998

                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS  19.8% of net assets

      REPURCHASE AGREEMENTS  19.8%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $14,121
      1.90%, issued 09/30/04,
      due 10/01/04                                          13,842        13,842
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $7,141
      1.82%, issued 09/14/04,
      due 10/07/04                                           3,003         3,000
      1.92%, issued 09/29/04,
      due 10/07/04                                           4,002         4,000
                                                                     -----------
                                                                          20,842

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $105,278

The fund's portfolio holdings include illiquid restricted securities worth $1,000 or 0.9% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $33,436 or 31.8% of the fund's total net assets.

At September 30, 2004 portfolio holdings included illiquid restricted securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                          FACE AMOUNT      VALUE
      MATURITY DATE                                    ($ x 1,000)   ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
           1.94%, 08/18/04, 02/18/05                         1,000         1,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 93.6%  MUNICIPAL SECURITIES                            330,068          330,068
--------------------------------------------------------------------------------
 93.6%  TOTAL INVESTMENTS                               330,068          330,068
  6.4%  OTHER ASSETS AND LIABILITIES                                      22,711
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       352,779

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)
      MUNICIPAL SECURITIES  93.6% of net assets

      MASSACHUSETTS  89.2%
      ARLINGTON
      School BAN
           1.53%, 07/21/05                           2,745                 2,777
      BEDFORD
      BAN
           1.14%, 02/18/05                           3,000                 3,021
      CHICOPEE
      2003 BAN
           1.18%, 11/19/04                           3,000                 3,003
      COHASSET
      BAN
           1.57%, 08/12/05                           5,000                 5,052
      CONCORD
      Unlimited Tax School BAN
           1.63%, 09/29/05                           2,000                 2,027
      DIGHTON-REHOBOTH REGIONAL SD
      BAN R-2
           1.35%, 12/01/04                           5,000                 5,007
      BAN Series R-1
           1.64%, 06/03/05                           2,000                 2,018
      EASTON
      BAN
           1.60%, 06/10/05                           2,000                 2,016
      FOXBOROUGH
      BAN
           1.63%, 06/16/05                           2,500                 2,519
      HAVERHILL
    + BAN
           1.20%, 04/01/05                           2,000                 2,010
      HUDSON
      BAN
           1.27%, 05/13/05                           3,000                 3,031
      LYNNFIELD
      BAN
           1.30%, 03/01/05                          11,313                11,334
      MARION
      BAN
           1.68%, 07/15/05                           2,324                 2,348
      MARLBOROUGH
      BAN
           1.60%, 06/16/05                           2,000                 2,020
      MASCONOMET REGIONAL SD
      BAN
           1.12%, 02/10/05                           2,320                 2,327
      MASSACHUSETTS
 +~@o GO Bonds Consolidated Loan 1998 Series C
           1.73%, 10/07/04                           3,485                 3,485
      GO Bonds Consolidated Loan Series 2000C
  ~@o      1.70%, 10/07/04                           7,000                 7,000
  ~@o GO Bonds Consolidated Loan Series 2004A
           1.72%, 10/07/04                           4,995                 4,995
      GO Refunding Bonds 2003 Series C
           1.35%, 12/01/04                           1,250                 1,255
  ~@o GO Refunding Bonds 2004-B
           1.70%, 10/07/04                          11,470                11,470
   ~@ GO Refunding Bonds Series 2001B
           1.73%, 10/07/04                           2,750                 2,750
   ~@ GO Refunding Bonds Series 2001C
           1.73%, 10/07/04                           8,300                 8,300
      MASSACHUSETTS BAY TRANSIT AUTH
 +~@o General Transportation System Bonds
      Series 1999A
           1.70%, 10/07/04                           1,000                 1,000
      MASSACHUSETTS DEV FINANCE AGENCY
  +~@ Education RB (Dexter School) Series 2000
           1.72%, 10/07/04                           6,220                 6,220
   +@ Education RB (Rivers School) Series 2002
           1.69%, 10/07/04                           5,000                 5,000
   +@ M/F Housing RB (Midway Studios) Series 2003A
           1.77%, 10/07/04                           5,000                 5,000
   +@ M/F Housing RB (Salem Heights Apts)
      Series 2003A
           1.69%, 10/07/04                           5,900                 5,900
   +@ M/F Housing Refunding RB (Kensington at
      Chelmsford) Series 2002
           1.73%, 10/07/04                          16,750                16,750
   +@ RB (Assumption College) Series 2002A
           1.72%, 10/07/04                           8,900                 8,900
  +~@ RB (Boston Univ) Series R-3
           1.70%, 10/07/04                           4,900                 4,900

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS continued

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)
   +@ RB (Fessenden School) Series 2001
           1.77%, 10/07/04                           3,000                 3,000
   +@ RB (Gordon College) Series 2002
           1.72%, 10/07/04                           4,920                 4,920
   +@ RB (Judge Rotenberg Center) Series 2003
           1.70%, 10/07/04                           1,785                 1,785
   +@ RB (Sophia Snow Home) Series 2004A
           1.70%, 10/07/04                           6,260                 6,260
   +@ RB (Sophia Snow Home) Series 2004B
           1.70%, 10/07/04                           4,350                 4,350
 +~@o RB (WGBH Educational Foundation) 2002A
           1.71%, 10/07/04                           3,000                 3,000
  +~@ RB (Wentworth Institute of Technology)
      Series 2000
           1.72%, 10/07/04                           2,600                 2,600
   +@ RB (You Inc) Series 2002
           1.70%, 10/07/04                           4,825                 4,825
   +@ RB Dean College Issue, Series 1999
           1.70%, 10/07/04                           2,000                 2,000
      MASSACHUSETTS HEALTH & EDUCATIONAL
      FACILITIES AUTH
 +~@o RB (Baystate Medical Ctr) Series D
           1.72%, 10/07/04                          25,000                25,000
   +@ RB (Boston Home) Series 2002B
           1.72%, 10/07/04                           5,000                 5,000
  ~@o RB (MIT) Series K
           1.73%, 10/07/04                           8,800                 8,800
    @ RB (Williams College) Series I
           1.05%, 04/01/05                           3,000                 3,000
 +~@o RB (Winchester Hospital) Series D
           1.73%, 10/07/04                           6,000                 6,000
      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
           1.70%, 10/07/04                             700                   700
 +~@o M/F Housing Refunding RB Series 1995A
           1.70%, 10/07/04                           3,780                 3,780
      S/F Housing Notes Series Q
           1.02%, 12/01/04                           5,000                 5,000
      MASSACHUSETTS IFA
   +@ RB (New England College of Optometry)
      Series 1997
           1.75%, 10/07/04                           1,700                 1,700
   +@ RB (Williston Northampton School)
      Series B
           1.69%, 10/07/04                           4,900                 4,900
      MASSACHUSETTS PORT AUTH
    + TECP Series 2003A
           1.32%, 10/13/04                           1,000                 1,000
      TECP Series 2003B
    +      1.35%, 10/13/04                           2,000                 2,000
    +      1.18%, 11/10/04                           2,200                 2,200
      MASSACHUSETTS TURNPIKE AUTH
 +~@o Western Turnpike RB Series 1997A
           1.73%, 10/07/04                           9,250                 9,250
      MASSACHUSETTS WATER POLLUTION ABATEMENT
      TRUST
  ~@o Pool Program Bonds Series 5
           1.70%, 10/07/04                           5,000                 5,000
  ~@o Water Pollution Abatement RB
      Subordinate Series 1999A
           1.72%, 10/07/04                          15,000                15,000
      MASSACHUSETTS WATER RESOURCES AUTH
    + TECP Series 1994
           1.12%, 10/05/04                          10,000                10,000
      MENDON-UPTON REGIONAL SD
      BAN 2004
           1.24%, 04/28/05                           3,000                 3,030
      NASHOBA VALLEY TECHNICAL HIGH SD
      BAN
           1.48%, 08/12/05                           3,000                 3,039
      RALPH C. MAHAR REGIONAL SD
      BAN
           1.69%, 07/14/05                           2,000                 2,020
      SILVER LAKE REGIONAL SD
      GO BAN
           1.60%, 08/26/05                           5,000                 5,062
      SOMERVILLE
      GO BAN
           1.44%, 08/19/05                           3,000                 3,034
      SPRINGFIELD
      GO State Qualified BAN
           1.75%, 06/17/05                           2,500                 2,522
      TEWKSBURY
      BAN
           1.11%, 02/18/05                           2,500                 2,508
      WEYMOUTH
      BAN
           1.46%, 03/10/05                           3,000                 3,020
      WILLIAMSTOWN
      Unlimited Tax BAN
           1.37%, 05/05/05                           3,000                 3,029
      WOBURN
      BAN
           1.19%, 04/08/05                           3,000                 3,009
                                                                ----------------
                                                                         314,778
      PUERTO RICO  4.4%
      GOVERNMENT DEVELOPMENT BANK OF
      PUERTO RICO
      TECP Series 1997
           1.47%, 01/07/05                          10,000                10,000
      PUERTO RICO HIGHWAYS & TRANSPORTATION
      AUTH
 +~@o Subordinated Transportation RB Series
      2003
           1.13%, 12/02/04                           5,295                 5,290
                                                                ----------------
                                                                          15,290

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $330,068

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited


The following are the portfolio holdings at 09/30/04. For more information, please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

*  Asset-backed security

+  Credit-enhanced security

o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($X1,000)       ($X1,000)
--------------------------------------------------------------------------------
 70.9%  FIXED-RATE OBLIGATIONS                           516,467         516,467
  1.6%  U.S. GOVERNMENT SECURITIES                        12,000          12,000
 14.1%  VARIABLE-RATE OBLIGATIONS                        102,953         102,953
 13.3%  OTHER INVESTMENTS                                 96,800          96,800
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                728,220         728,220
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                    743
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       728,963

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      FIXED-RATE OBLIGATIONS  70.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  43.9%
      --------------------------------------------------------------------------
      AB SPINTAB
           1.67%, 10/12/04                                  3,400          3,398
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
           1.81%, 12/07/04                                  3,000          2,990
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           1.67%, 11/15/04                                  3,000          2,994
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
           1.62%, 10/05/04                                  5,000          4,999
           1.72%, 10/20/04                                  2,000          1,998
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
           1.53%, 10/06/04                                  2,000          2,000
           1.57%, 10/19/04                                  1,000            999
   *+ ASAP Funding, Ltd., Section 4(2) / 144A
           1.81%, 10/28/04                                  3,000          2,996
           1.84%, 11/15/04                                  1,000            998
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           1.79%, 10/05/04                                  1,000          1,000
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
           1.51%, 10/01/04                                  7,000          7,000
           1.54%, 10/13/04                                  3,581          3,579
           1.67%, 11/18/04                                  3,000          2,993
           1.77%, 12/02/04                                  2,000          1,994
      BANK OF AMERICA CORP.
           1.61%, 10/26/04                                 10,000          9,989
           1.66%, 11/10/04                                  8,000          7,985
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           1.57%, 10/22/04                                  1,000            999
           1.66%, 11/10/04                                  3,000          2,995
    + CBA (DELAWARE) FINANCE, INC.
           1.67%, 10/12/04                                  4,000          3,998
    * CC (USA), INC., SECTION 3C7 / 144A
           2.09%, 03/24/05                                  3,500          3,465
    + CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
           1.65%, 11/12/04                                  1,000            998
           2.06%, 03/03/05                                  2,000          1,983
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           1.55%, 10/20/04                                  7,000          6,994
           1.76%, 10/25/04                                  4,000          3,995
           1.66%, 11/15/04                                  3,000          2,994
   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
           1.60%, 10/22/04                                  3,000          2,997
   *+ CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      CLASS C NOTES
           1.79%, 10/18/04                                  7,000          6,994
      SERIES A
           1.53%, 10/05/04                                  1,000          1,000
           1.67%, 11/16/04                                  6,000          5,987
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.66%, 11/04/04                                  2,000          1,997
           1.68%, 11/18/04                                  5,000          4,989
           1.77%, 12/13/04                                  3,000          2,989
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
           1.55%, 10/04/04                                  7,000          6,999
           1.62%, 10/04/04                                  5,000          4,999
           1.67%, 10/08/04                                  4,000          3,999
           1.82%, 12/09/04                                  2,000          1,993
    + DANSKE CORP.
           1.61%, 10/06/04                                  2,000          2,000
      DEPFA BANK, PLC, SECTION 4(2) / 144A
           1.51%, 10/04/04                                  2,000          2,000
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
           1.51%, 10/08/04                                  4,000          3,999
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
           1.55%, 10/01/04                                  1,000          1,000
           1.54%, 10/13/04                                  3,000          2,998

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
           1.59%, 10/21/04                                   1,145         1,144
           1.68%, 11/16/04                                   1,000           998
           1.90%, 12/30/04                                   2,100         2,090
   *+ FALCON ASSET SECURITIZATION CORP., SECTION
      4(2) / 144A
           1.69%, 10/12/04                                   4,000         3,998
      FORENINGSSPARBANKEN AB (SWEDBANK)
           1.61%, 10/04/04                                   2,100         2,100
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           1.68%, 11/23/04                                   6,000         5,985
           1.76%, 12/01/04                                   2,000         1,994
      GENERAL ELECTRIC CAPITAL CORP.
           1.56%, 10/01/04                                   8,000         8,000
           1.51%, 10/05/04                                   7,000         6,999
           1.65%, 11/08/04                                   1,000           998
           1.67%, 11/17/04                                   3,000         2,994
           1.81%, 12/13/04                                   2,000         1,993
      GENERAL ELECTRIC CAPITAL SERVICES
           1.65%, 11/02/04                                   2,000         1,997
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
           1.73%, 10/15/04                                   5,000         4,997
           1.77%, 10/27/04                                   3,000         2,996
   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
           1.67%, 11/16/04                                   4,000         3,992
   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
           1.56%, 10/19/04                                   4,000         3,997
           1.61%, 10/25/04                                   1,000           999
    + HBOS TREASURY SERVICES, PLC
           1.65%, 10/05/04                                   1,000         1,000
      HSBC USA, INC.
           1.52%, 10/08/04                                   3,000         2,999
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
           1.52%, 10/08/04                                   1,000         1,000
           1.55%, 10/15/04                                   1,000           999
           1.82%, 12/02/04                                   1,000           997
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
           1.51%, 10/05/04                                   1,000         1,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.61%, 10/25/04                                   6,000         5,994
           1.67%, 11/03/04                                   1,000           999
           1.50%, 11/09/04                                   3,000         2,995
           1.75%, 11/23/04                                   1,161         1,158
   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
           1.83%, 12/13/04                                   4,000         3,985
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION
      4(2) / 144A Series 2000A
           1.70%, 10/12/04                                   2,000         1,999
           1.67%, 11/17/04                                   1,000           998
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
           1.54%, 10/12/04                                   2,000         1,999
           1.71%, 10/18/04                                   1,000           999
    + NORDEA NORTH AMERICA, INC.
           1.76%, 12/03/04                                  10,000         9,969
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           1.67%, 11/03/04                                   7,000         6,989
   *+ PREFERRED RECEIVABLES FUNDING CORP., SECTION
      4(2) / 144A
           1.68%, 11/22/04                                   4,000         3,990
           1.83%, 12/10/04                                   5,000         4,982
      RANGER FUNDING CO., L.L.C., SECTION 4(2) / 144A
           1.53%, 10/12/04                                   5,000         4,998
           1.73%, 10/14/04                                   2,000         1,999
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
           2.12%, 04/05/05                                   5,000         4,946
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           1.69%, 11/17/04                                   3,045         3,038
           2.14%, 03/23/05                                   5,978         5,917
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.82%, 12/10/04                                   1,000           997
           2.12%, 03/22/05                                   1,000           990
    + STADSHYPOTEK DELAWARE, INC., SECTION
      4(2) / 144A
           1.79%, 11/09/04                                   6,000         5,988
   *+ THUNDER BAY FUNDING, L.L.C., SECTION
      4(2) / 144A
           1.61%, 10/25/04                                   1,014         1,013
   *+ TICONDEROGA FUNDING, L.L.C., SECTION
      4(2) / 144A
           1.69%, 10/08/04                                   5,000         4,998
           1.69%, 10/12/04                                   1,000         1,000
    + UBS FINANCE (DELAWARE), INC.
           1.68%, 11/15/04                                   2,800         2,794
           1.76%, 11/29/04                                   5,500         5,484
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
           2.02%, 02/07/05                                   4,000         3,971
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           1.61%, 10/06/04                                   8,000         7,998
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
           1.54%, 10/14/04                                   7,247         7,243
                                                                     -----------
                                                                         319,969
      CERTIFICATES OF DEPOSIT  25.4%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
           1.66%, 11/18/04                                   2,000         2,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           1.50%, 10/08/04                                   4,000         4,000
           1.70%, 11/29/04                                   5,000         5,000
           2.02%, 03/02/05                                   2,000         2,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.71%, 05/23/05                                   1,000         1,000
      BNP PARIBAS
           1.50%, 10/07/04                                   1,000         1,000
           1.50%, 11/19/04                                   5,000         5,000
           1.82%, 12/16/04                                  10,000        10,000
           1.50%, 05/06/05                                   1,000         1,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           1.68%, 11/30/04                                   6,000         6,000
      CITIBANK, N.A.
           1.63%, 10/29/04                                   1,000         1,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
           1.67%, 11/23/04                               6,000             6,000
           1.71%, 11/24/04                               9,000             9,000
      CREDIT SUISSE FIRST BOSTON
           1.50%, 10/07/04                               5,000             5,000
           1.60%, 11/15/04                               3,000             3,000
      DANSKE BANK A/S
           1.95%, 01/05/05                               7,000             7,000
      DEUTSCHE BANK, AG
           1.41%, 10/15/04                               5,000             5,000
           1.42%, 10/27/04                               5,000             5,000
           1.60%, 05/20/05                               3,000             3,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                               3,000             3,000
      FIRST TENNESSEE BANK, N.A.
           1.80%, 11/05/04                               1,000             1,000
      FORTIS BANK
           1.57%, 10/21/04                               5,000             5,000
           1.77%, 12/08/04                               2,000             2,000
    + HBOS TREASURY SERVICES, PLC
           1.74%, 12/03/04                               3,000             3,000
      HSBC BANK USA
           1.60%, 11/09/04                               1,000             1,000
      HSH NORDBANK, AG
           2.12%, 06/15/05                               3,000             2,999
      ING BANK, NV
           1.54%, 10/06/04                               4,000             4,000
           1.54%, 10/18/04                               4,000             4,000
      LANDESBANK BADEN-WURTTEMBERG
           1.60%, 10/29/04                               7,000             7,000
      LLOYDS TSB BANK, PLC
           1.74%, 12/03/04                               1,000             1,000
      NATIONWIDE BUILDING SOCIETY
           1.56%, 10/19/04                               4,000             4,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.50%, 05/06/05                               1,000             1,000
           1.51%, 05/13/05                               1,000             1,000
           1.60%, 05/20/05                               2,000             2,000
      ROYAL BANK OF SCOTLAND, PLC
           1.75%, 05/27/05                               3,000             3,000
           2.17%, 07/01/05                               3,000             2,999
      SAN PAOLO IMI SPA
           1.54%, 10/07/04                               5,000             5,000
      SKANDINAVISKA ENSKILDA BANKEN
           1.55%, 10/19/04                               4,500             4,500
      SOCIETE GENERALE
           1.09%, 10/05/04                               5,000             5,000
           1.50%, 10/07/04                               3,000             3,000
      TORONTO DOMINION BANK
           1.55%, 10/19/04                               3,000             3,000
           1.66%, 11/12/04                               1,000             1,000
      UNICREDITO ITALIANO SPA
           1.60%, 10/27/04                               1,000             1,000
           1.66%, 11/12/04                               5,000             5,000
           1.77%, 12/07/04                               5,000             5,000
      WASHINGTON MUTUAL BANK
           1.53%, 10/14/04                               4,000             4,000
      WASHINGTON MUTUAL BANK, FA
           1.53%, 10/14/04                               1,000             1,000
      WELLS FARGO BANK, N.A.
           1.60%, 10/01/04                               8,000             8,000
           1.76%, 10/26/04                               3,000             3,000
           1.80%, 11/12/04                               3,000             3,000
      WILMINGTON TRUST CO.
           1.66%, 11/10/04                               5,000             5,000
                                                                     -----------
                                                                         185,498
      PROMISSORY NOTES  1.0%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           1.24%, 12/17/04                               1,000             1,000
           1.94%, 02/18/05                               6,000             6,000
                                                                     -----------
                                                                           7,000
      BANK NOTES  0.6%
      --------------------------------------------------------------------------
      LASALLE NATIONAL BANK, N.A.
           1.50%, 10/05/04                               4,000             4,000

      U.S. GOVERNMENT SECURITIES  1.6% of net assets

      COUPON NOTES  1.6%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.43%, 02/09/05                               3,000             3,000
           1.35%, 04/28/05                               3,000             3,000
           1.50%, 05/09/05                               3,000             3,000
           1.61%, 05/13/05                               3,000             3,000
                                                                     -----------
                                                                          12,000
      VARIABLE-RATE OBLIGATIONS  14.1% of net assets
      BARCLAYS BANK, PLC
           1.68%, 10/15/04                               5,000             4,998
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.79%, 10/29/04                               4,000             4,000
    + BMC SPECIAL CARE FACILITIES FINANCING
      AUTHORITY OF THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery Baptist Outreach Services
      Corp. Project) Series 1997A
           1.89%, 10/07/04                               7,800             7,800
      Taxable RB (Montgomery Baptist Outreach Services
      Corp. Project) Series 1997B
           1.89%, 10/07/04                               2,005             2,005
      BNP PARIBAS
           1.74%, 10/22/04                               7,000             6,998
    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
           1.88%, 10/07/04                               4,200             4,200
      FANNIE MAE
           1.47%, 10/04/04                               3,000             2,998
           1.72%, 10/29/04                              10,000             9,996
      FEDERAL HOME LOAN BANK
           1.59%, 10/05/04                               2,000             1,999
      HSH NORDBANK, AG
           1.68%, 10/12/04                               3,000             2,999
      LANDESBANK BADEN-WURTTEMBERG
           1.75%, 12/06/04                               3,000             3,000
    + LOANSTAR ASSETS PARTNERS II, L.P.
           1.83%, 10/07/04                               5,000             5,000
    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue Refunding Bond (Muirwood
      Garden Apartments) Series 2003A-T
           1.84%, 10/07/04                               2,800             2,800
      MERRILL LYNCH & CO, INC.
           1.60%, 10/01/04                               5,000             5,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + NEW YORK CITY IDA
      Taxable Industrial Revenue Refunding Bond
      (Allway Tools, Inc. Project)
      Series 1997
           1.96%, 10/07/04                                  165              165
    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project) Series 2002A
           1.94%, 10/07/04                                8,000            8,000
      ROYAL BANK OF CANADA
           1.62%, 10/04/04                                5,000            4,999
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.71%, 10/15/04                                4,000            4,000
           1.76%, 10/20/04                                5,000            4,999
           1.79%, 10/25/04                                3,000            3,000
           1.79%, 11/01/04                                4,000            3,999
      UBS, AG
           1.83%, 10/18/04                                5,000            4,999
      WESTLB, AG
           1.76%, 10/20/04                                5,000            4,999
                                                                     -----------
                                                                         102,953

                                              MATURITY AMOUNT           VALUE
      SECURITY                                 ($ x 1,000)           ($ x 1,000)
      OTHER INVESTMENTS  13.3% of net assets

      REPURCHASE AGREEMENTS  13.3%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $46,717
      1.90%, issued 09/30/04,
      due 10/01/04                                  45,803                45,800
      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $10,200
      1.70%, issued 09/10/04,
      due 10/07/04                                  10,013                10,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,886
      1.66%, issued 08/17/04,
      due 10/07/04                                  10,024                10,000
      1.71%, issued 08/24/04,
      due 10/07/04                                   4,008                 4,000
      1.81%, issued 09/08/04,
      due 10/07/04                                  10,015                10,000
      1.82%, issued 09/15/04,
      due 10/07/04                                  15,017                15,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,042
      1.92%, issued 09/29/04,
      due 10/07/04                                   2,001                 2,000
                                                                     -----------
                                                                          96,800

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $728,220.

The fund's portfolio holdings include illiquid restricted securities worth $7,000 or 0.1% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $242,341 or 33.2% of the fund's total net assets.

At September 30, 2004 portfolio holdings included illiquid restricted securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                   FACE AMOUNT             VALUE
      MATURITY DATE                             ($ x 1,000)          ($ x 1,000)
      THE GOLDMEN SACHS GROUP, INC.
            1.24%, 03/23/04, 12/17/04                 1,000                1,000
            1.94%, 08/18/04, 02/18/05                 6,000                6,000
                                                                     -----------
                                                                           7,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited


The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

*  Asset-backed security

+  Credit-enhanced security

o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 67.4%   FIXED-RATE OBLIGATIONS                         360,087         360,087
  1.5%   U.S. GOVERNMENT SECURITIES                       8,000           8,000
 15.8%   VARIABLE-RATE OBLIGATIONS                       84,251          84,251
 15.5%   OTHER INVESTMENTS                               82,602          82,602
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                              534,940         534,940
(0.2)%   OTHER ASSETS AND LIABILITIES, NET                               (1,214)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     533,726

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS  67.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  40.0%
      --------------------------------------------------------------------------
      AB SPINTAB
           1.61%, 10/29/04                                1,000              999
           1.75%, 12/03/04                                3,100            3,091
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           1.67%, 11/15/04                                2,621            2,616
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
           1.62%, 10/05/04                                1,000            1,000
           1.55%, 10/19/04                                7,000            6,995
    + ANZ NATIONAL (INT'L) LTD.
           1.59%, 10/01/04                                1,280            1,280
           1.54%, 10/14/04                                3,000            2,998
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
           1.53%, 10/06/04                                1,000            1,000
           1.57%, 10/19/04                                1,500            1,499
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           1.59%, 10/13/04                                1,000              999
           1.61%, 10/13/04                                2,000            1,999
   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
           1.81%, 10/28/04                                1,000              999
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           1.79%, 10/05/04                                2,500            2,499
    * ATLANTIS ONE FUNDING CORP., SECTION
      4(2) / 144A
           1.83%, 11/18/04                                1,000              998
           1.82%, 12/01/04                                1,000              997
           1.77%, 12/02/04                                7,000            6,979
      BANK OF AMERICA CORP.
           1.66%, 11/10/04                               12,000           11,978
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           1.57%, 10/22/04                                1,000              999
           1.68%, 11/18/04                                2,000            1,996
    * CC (USA), INC., SECTION 3C7 / 144A
           1.66%, 11/08/04                                1,000              998
           2.09%, 03/24/05                                1,000              990
    + CDC COMMERCIAL PAPER CORP., SECTION
      4(2) / 144A
           1.65%, 11/12/04                                2,000            1,996
           2.06%, 03/03/05                                2,000            1,983
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           1.78%, 11/05/04                                6,000            5,990
           1.66%, 11/15/04                                3,850            3,842
   *+ CLIPPER RECEIVABLES CORP., SECTION
      4(2) / 144A
           1.60%, 10/22/04                                4,000            3,996
           1.79%, 11/08/04                                3,000            2,994
   *+ CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
           1.67%, 11/16/04                                1,000              998
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.56%, 10/20/04                                2,000            1,998
           1.66%, 11/04/04                                2,000            1,997
           1.66%, 11/08/04                                2,000            1,996
    * DAKOTA CP NOTES OF CITIBANK CREDIT
      CARD ISSUANCE TRUST, SECTION 4(2) / 144A
           1.67%, 10/08/04                                2,000            1,999
           1.70%, 10/13/04                                6,000            5,997
           1.80%, 11/04/04                                3,000            2,995
           1.82%, 12/09/04                                2,000            1,993
    + DANSKE CORP.
           1.65%, 10/12/04                                1,375            1,374
      DEPFA BANK, PLC, SECTION 4(2) / 144A
           1.61%, 10/25/04                                1,000              999
    + DEUTSCHE BANK FINANCIAL, L.L.C.
           2.06%, 03/03/05                                3,000            2,974
    * DORADA FINANCE, INC., SECTION
      3C7 / 144A
           1.62%, 10/25/04                                1,000              999
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
           1.55%, 10/01/04                                1,000            1,000
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION
      4(2) / 144A
           1.80%, 11/08/04                                4,000            3,992
           1.68%, 11/16/04                                2,120            2,115
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           1.68%, 11/23/04                                2,000            1,995

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      GENERAL ELECTRIC CAPITAL CORP.
           1.55%, 10/20/04                                   3,000         2,998
           1.67%, 11/17/04                                   2,000         1,996
      GENERAL ELECTRIC CAPITAL SERVICES
           1.65%, 11/02/04                                   2,000         1,997
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
           1.73%, 10/15/04                                   3,000         2,998
   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
           1.67%, 11/16/04                                   3,000         2,994
   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
           1.56%, 10/19/04                                   1,000           999
    + HBOS Treasury Services, PLC
           1.54%, 10/15/04                                   1,000           999
           1.76%, 12/14/04                                   2,000         1,993
      HSBC USA, INC.
           1.52%, 10/08/04                                   2,000         1,999
   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) /
      144A
           1.76%, 11/30/04                                   3,097         3,088
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
           1.50%, 11/09/04                                   3,000         2,995
           1.75%, 11/23/04                                   1,500         1,496
           1.81%, 11/30/04                                   1,000           997
           1.95%, 03/01/05                                   3,000         2,976
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           1.62%, 10/25/04                                   1,000           999
   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
           1.83%, 12/13/04                                   3,000         2,989
      MORGAN STANLEY
           1.78%, 10/18/04                                   6,000         5,995
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) /
      144A SERIES 2000A
           1.67%, 11/17/04                                   4,000         3,991
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION 4(2) /
      144A
           1.80%, 11/05/04                                   2,548         2,544
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
           1.61%, 10/04/04                                   3,557         3,556
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           1.55%, 10/01/04                                   5,000         5,000
   *+ PREFERRED RECEIVABLES FUNDING CORP., SECTION 4(2) /
      144A
           1.83%, 12/10/04                                   3,000         2,989
   *+ RANGER FUNDING CO., L.L.C., SECTION 4(2) / 144A
           1.53%, 10/12/04                                   3,000         2,999
           1.73%, 10/14/04                                   7,000         6,996
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
           2.12%, 04/05/05                                   3,000         2,967
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           1.68%, 11/22/04                                   5,000         4,988
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.12%, 03/22/05                                   3,000         2,970
    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
           1.51%, 10/07/04                                   1,500         1,500
           1.79%, 11/09/04                                   2,000         1,996
      SVENSKA HANDELSBANKEN, INC.
           1.71%, 11/04/04                                   1,300         1,298
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
           1.90%, 12/21/04                                   4,000         3,983
   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
           1.62%, 10/04/04                                   3,000         3,000
    + WESTPAC TRUST SECURITIES,NZ, LTD.
           1.65%, 10/15/04                                   1,200         1,199
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
           2.02%, 02/07/05                                   3,000         2,978
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           1.67%, 10/13/04                                   5,000         4,997
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
           1.54%, 10/14/04                                   3,000         2,998
                                                                         -------
                                                                         213,588
      CERTIFICATES OF DEPOSIT  25.7%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
           1.66%, 11/18/04                                   2,000         2,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           1.50%, 10/08/04                                   3,000         3,000
           1.82%, 12/31/04                                   5,000         5,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.71%, 05/23/05                                   1,000         1,000
      BNP PARIBAS
           1.82%, 12/16/04                                  10,000        10,000
           1.50%, 05/06/05                                   2,000         2,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           1.68%, 11/29/04                                   8,000         8,000
      CITIBANK, N.A.
           1.71%, 11/24/04                                   9,000         9,000
      CREDIT SUISSE FIRST BOSTON
           1.60%, 11/15/04                                   5,000         5,000
           1.81%, 12/10/04                                   1,000         1,000
      DANSKE BANK A/S
           1.95%, 01/05/05                                   2,000         2,000
      DEUTSCHE BANK, AG
           1.41%, 10/15/04                                   7,000         7,000
           1.60%, 05/20/05                                   2,000         2,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                                   1,000         1,000
      FIRST TENNESSEE BANK, N.A.
           1.80%, 11/05/04                                   1,000         1,000
      FORTIS BANK
           1.57%, 10/21/04                                   5,000         5,000
      HSH NORDBANK, AG
           2.12%, 06/15/05                                   2,000         2,000
      ING BANK, NV
           1.54%, 10/06/04                                   4,000         4,000
           1.51%, 10/07/04                                   1,000         1,000
      LANDESBANK BADEN-WURTTEMBERG
           1.60%, 10/29/04                                   8,000         8,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           1.10%, 10/06/04                                   2,000         2,000
           1.51%, 11/19/04                                   3,000         3,000
      LLOYDS TSB BANK, PLC
           1.74%, 12/03/04                                   1,000         1,000
           2.02%, 03/04/05                                   2,000         2,000
      NATIONWIDE BUILDING SOCIETY
           1.56%, 10/19/04                                   3,000         3,000

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.51%, 05/13/05                                1,000            1,000
           1.60%, 05/20/05                                2,000            2,000
      ROYAL BANK OF SCOTLAND, PLC
           1.75%, 05/27/05                                2,000            2,000
           2.17%, 07/01/05                                2,000            1,999
      SAN PAOLO IMI SPA
           1.54%, 10/07/04                                3,000            3,000
      SKANDINAVISKA ENSKILDA BANKEN
           1.55%, 10/19/04                                2,500            2,500
      SOCIETE GENERALE
           1.09%, 10/05/04                                5,000            5,000
      TORONTO DOMINION BANK
           1.55%, 10/19/04                                3,000            3,000
           1.65%, 11/17/04                                1,000            1,000
      UBS, AG
           1.68%, 11/30/04                                6,000            6,000
      UNICREDITO ITALIANO SPA
           1.60%, 10/27/04                                2,000            2,000
           1.66%, 11/12/04                                3,000            3,000
           1.77%, 12/07/04                                3,000            3,000
      WASHINGTON MUTUAL BANK
           1.53%, 10/13/04                                1,000            1,000
           1.53%, 10/14/04                                3,000            3,000
      WELLS FARGO BANK, N.A.
           1.60%, 10/01/04                                1,000            1,000
           1.80%, 11/12/04                                2,000            2,000
      WILMINGTON TRUST CO.
           1.66%, 11/10/04                                5,000            5,000
                                                                         -------
                                                                         137,499
      PROMISSORY NOTES  1.7%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           1.33%, 11/08/04                                2,000            2,000
           1.24%, 12/17/04                                3,000            3,000
           1.94%, 02/18/05                                4,000            4,000
                                                                         -------
                                                                           9,000
      U.S. GOVERNMENT SECURITIES  1.5% of net assets

      COUPON NOTES  1.5%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.43%, 02/09/05                                2,000            2,000
           1.35%, 04/28/05                                2,000            2,000
           1.50%, 05/09/05                                2,000            2,000
           1.61%, 05/13/05                                2,000            2,000
                                                                         -------
                                                                           8,000
      VARIABLE-RATE OBLIGATIONS  15.8% of net assets
      BARCLAYS BANK, PLC
           1.68%, 10/15/04                                5,000            4,999
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.79%, 10/29/04                                6,000            6,000
      BNP PARIBAS
           1.74%, 10/22/04                                5,000            4,998
    + CALIFORNIA POLLUTION CONTROL FINANCING
      AUTHORITY
      Solid Waste Disposable RB (Burr Properties
      Project) Series 1998B
           2.14%, 10/07/04                                1,760            1,760
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
           1.89%, 10/07/04                                1,840            1,840
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           1.74%, 10/15/04                                3,000            3,000
    + EAGLE COUNTY, COLORADO TAXABLE HOUSING
      FACILITIES
      RB (BC Housing, L.L.C. Project) Series 1997B
           1.84%, 10/07/04                                1,500            1,500
      FANNIE MAE
           1.47%, 10/01/04                                2,000            1,999
           1.72%, 10/29/04                               10,000            9,996
      FEDERAL HOME LOAN BANK
           1.59%, 10/05/04                                3,000            2,998
      HSH NORDBANK, AG
           1.68%, 10/10/04                                2,000            1,999
    + LP PINEWOODS SPV
           1.84%, 10/07/04                               15,000           15,000
      MERRILL LYNCH & CO, INC.
           1.60%, 10/01/04                                5,000            5,000
      ROYAL BANK OF CANADA
           1.62%, 10/04/04                                2,000            2,000
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.71%, 10/15/04                                3,000            3,000
           1.76%, 10/20/04                                5,000            4,999
           1.79%, 10/25/04                                2,000            2,000
    + TRAP ROCK INDUSTRIES, INC.
      RB Series 1997
           1.86%, 10/07/04                                1,240            1,240
      UBS, AG
           1.73%, 10/18/04                                5,000            4,999
    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series 1996B
           1.92%, 10/07/04                                  925              925
      WESTLB, AG
           1.76%, 10/20/04                                4,000            3,999
                                                                         -------
                                                                          84,251

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      OTHER INVESTMENTS  15.5% of net assets

      REPURCHASE AGREEMENTS  15.5%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,375
      1.90%, issued 09/30/04,
      due 10/01/04                                       38,604           38,602
      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $10,202
      1.70%, issued 09/10/04,
      due 10/07/04                                       10,012           10,000
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $23,460
      1.81%, issued 09/08/04,
      due 10/07/04                                        5,007            5,000
      1.82%, issued 09/15/04,
      due 10/07/04                                        8,009            8,000

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      1.71%, issued 08/24/04,
      due 10/07/04                                  10,021                10,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $11,224
      1.64%, issued 08/13/04,
      due 10/07/04                                   5,103                 5,000
      1.92%, issued 09/29/04,
      due 10/07/04                                   6,003                 6,000
                                                                          ------
                                                                          82,602

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $534,940.

The fund's portfolio holdings include illiquid restricted securities worth $9,000 or 1.7% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $168,620 or 31.6% of the fund's total net assets.

At September 30, 2004 portfolio holdings included illiquid restricted securities as follows:

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                          FACE AMOUNT            VALUE
MATURITY DATE                                    ($ x 1,000)         ($ x 1,000)
THE GOLDMAN SACHS GROUP, INC.
     1.33%, 02/11/04, 11/08/04                         2,000               2,000
     1.24%, 03/23/04, 12/17/04                         3,000               3,000
     1.94%, 08/18/04, 02/18/05                         4,000               4,000
                                                                     -----------
                                                                           9,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 98.6%    MUNICIPAL SECURITIES                       1,630,306         1,630,306
--------------------------------------------------------------------------------
 98.6%    TOTAL INVESTMENTS                          1,630,306         1,630,306
  1.4%    OTHER ASSETS AND LIABILITIES                                    23,755
--------------------------------------------------------------------------------
100.0%    NET ASSETS                                                   1,654,061

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MUNICIPAL SECURITIES  98.6% of net assets

      NEW YORK  95.2%
      ALBANY IDA
   +@ IDRB  (Newkirk Products) Series 1995A
         1.76%, 10/07/04                                   1,000           1,000
   +@ Refunding IDRB (United Cerebral Palsy Assn-Capital
      District) 1997B
         1.74%, 10/07/04                                  10,500          10,500
      AVERILL PARK CENTRAL SD
      BAN 2004
         1.80%, 06/22/05                                  19,551          19,578
      BALDWIN UNION FREE SD
      2004-05 TAN
         1.58%, 06/29/05                                  11,700          11,800
      BROOME CNTY IDA
   +@ Civic Facility RB  (Methodist Homes For
      the Aging) 2003 Series
         1.69%, 10/07/04                                   5,915           5,915
   +@ Civic Facility RB (Elizabeth Church Manor Nursing
      Home) 2003 Series
         1.69%, 10/07/04                                   6,370           6,370
      BUFFALO FISCAL STABILITY AUTH
      BAN Series 2004 A-1
         1.48%, 05/16/05                                  15,000          15,141
      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown Center City
      Dev Corp) Series 2000A
         1.77%, 10/07/04                                  11,810          11,810
   +@ IDRB (Grafco Industries) Series 2002
         1.77%, 10/07/04                                   6,865           6,865
      CONNETQUOT CENTRAL SD
      2004-2005 TAN
         1.54%, 06/30/05                                  11,000          11,118
         1.55%, 06/30/05                                   2,000           2,021
      CREEKTOWAGA CSD
      BAN Series 2004A
         1.60%, 06/03/05                                  17,505          17,667
      DUTCHESS CNTY IDA
   +@ IDRB (Mechtronics Corp) Series 1998
         1.83%, 10/07/04                                   2,775           2,775
      EAST MEADOW UNION FREE SD
      2004-2005 TAN
         1.57%, 06/29/05                                   3,000           3,026
      BAN 2004
         1.50%, 08/17/05                                  10,000          10,130
      FARMINGDALE UNION FREE SD
      TAN
         1.54%, 06/29/05                                   9,000           9,096
      HAUPPAUGE UNION FREE SD
      2004-2005 TAN
         1.55%, 06/29/05                                   6,000           6,064
      HERKIMER CNTY
   +@ Civic Facility RB (Templeton Foundation)
      Series 2000
         1.75%, 10/07/04                                   1,800           1,800
      HERRICKS UNION FREE SD
      2004-2005 TAN
         1.57%, 06/29/05                                   8,000           8,069
      ISLIP UNION FREE SD
      2004-2005 TAN
         1.65%, 06/29/05                                   6,750           6,817
      LEVITTOWN UNION FREE SD
      2004-2005 TAN
         1.58%, 06/29/05                                  17,000          17,177
      LINDENHURST UNION FREE SD
      2004-2005 TAN
         1.60%, 06/23/05                                   8,400           8,469
      LIVINGSTON CNTY
      BAN 2004
         1.60%, 06/16/05                                  36,027          36,377
      LONG ISLAND POWER AUTH
 +~@o Electric System General RB Series 1998A
         1.72%, 10/07/04                                  21,000          21,000
 +~@o Electric System General RB Series 2001A
         1.72%, 10/07/04                                   4,365           4,365
 +~@o Electric System RB Series 1998A
         1.71%, 10/07/04                                   1,900           1,900
  +~@ Electric System Subordinated RB 1998 Series 7B
         1.72%, 10/07/04                                   1,500           1,500

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ Electric System Subordinated RB 2001 Series 3B
         1.77%, 10/01/04                                   2,700           2,700
      LONGWOOD CENTRAL SD
      2004-2005 TAN
         1.60%, 06/30/05                                   6,000           6,062
      MASSAPEQUA UNION FREE SD
      2004-05 TAN
         1.50%, 06/28/05                                   9,800           9,907
      METROPOLITAN TRANSPORTATION AUTH
  ~@o Dedicated Tax Fund Bonds Series 1998A
         1.72%, 10/07/04                                   9,440           9,440
 +~@o Dedicated Tax Fund Bonds Series 2002A
         1.72%, 10/07/04                                  10,580          10,580
 +~@o Transportation RB Series 2003B
         1.72%, 10/07/04                                   3,500           3,500
 +~@o Transportation Refunding RB Series 2002A
         1.71%, 10/07/04                                  22,000          22,000
  +~@ Transportation Refunding RB Series 2002G-1
         1.63%, 10/07/04                                  11,300          11,300
      Transportation Revenue BAN Sub-series B
    +    1.13%, 10/05/04                                  20,000          20,000
    +    1.44%, 12/23/04                                  10,500          10,500
      NEW YORK CITY
 +~@o GO Bonds Fiscal 1998D
         1.71%, 10/07/04                                  26,000          26,000
 +~@o GO Bonds Fiscal 2000 Series A
         1.72%, 10/07/04                                   3,395           3,395
 +~@o GO Bonds Fiscal 2002 Series A
         1.71%, 10/07/04                                   9,750           9,750
 +~@o GO Bonds Fiscal 2002 Series G
         1.54%, 10/07/04                                  16,400          16,400
   +@ GO Bonds Fiscal 2003 Series C-2
         1.69%, 10/07/04                                   6,265           6,265
   +@ GO Bonds Fiscal 2004 Series A-3
         1.69%, 10/07/04                                  10,600          10,600
 +~@o GO Bonds Fiscal 2004 Series F
         1.76%, 10/07/04                                  50,000          50,000
   +@ GO Bonds Fiscal 2004 Series H-7
         1.73%, 10/01/04                                   5,000           5,000
 +~@o GO Bonds Fiscal 2004 Series J
         1.54%, 10/07/04                                   9,160           9,160
 +~@o GO Bonds, Fiscal 2001 Series B
         1.71%, 10/07/04                                   6,920           6,920
      NEW YORK CITY HEALTH & HOSPITALS CORP.
 +~@o Health System Bonds 1999 Series A
         1.71%, 10/07/04                                  17,620          17,620
      NEW YORK CITY HFA
   +@ Housing RB (Normandie Court I) Series
         1991A
         1.69%, 10/07/04                                   5,495           5,495
   +@ Housing RB (Sea Park West) Series 2004A
         1.75%, 10/07/04                                   7,600           7,600
   +@ Housing RB (The Helena) Series 2004A
         1.75%, 10/07/04                                  30,000          30,000
      NEW YORK CITY HOUSING DEV CORP.
   +@ M/F Mortgage RB (2 Gold Street) 2003
      Series A
         1.69%, 10/07/04                                  19,500          19,500
   +@ M/F Mortgage RB (63 Wall St) Series 2003A
         1.70%, 10/07/04                                  32,590          32,590
   +@ M/F Mortgage RB (90 West St) 2004 Series A
         1.71%, 10/07/04                                  37,000          37,000
   +@ M/F Mortgage RB (Atlantic Court Apts) 2003
      Series A
         1.70%, 10/07/04                                  19,350          19,350
   +@ M/F Mortgage RB (Upper East), 2003 Series A
         1.71%, 10/07/04                                   9,000           9,000
   +@ M/F Rental Housing RB (100 Jane St) Series
      1998A
         1.70%, 10/07/04                                   6,525           6,525
   +@ M/F Rental Housing RB (One Columbus Place)
      Series 1998A
         1.70%, 10/07/04                                   4,500           4,500
   +@ M/F Rental Housing RB (Sierra) Series 2003A
         1.70%, 10/07/04                                  18,000          18,000
   +@ M/F Rental Housing RB (Tribeca Tower) Series
      1997A
         1.75%, 10/07/04                                   2,300           2,300
   +@ M/F Rental Housing RB (West End Towers) Series
      2004A
         1.70%, 10/07/04                                  20,000          20,000
      NEW YORK CITY IDA
   +@ Civic Facility RB (2000 Jewish Board of
      Family & Childrens Services)
         1.71%, 10/07/04                                  15,820          15,820
   +@ Refunding IDRB (Allway Tools) Series 1997
         1.77%, 10/07/04                                   1,480           1,480
   +@ Special RB (NYSE) Fiscal 2004 Series B
         1.70%, 10/07/04                                   7,000           7,000
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
  ~@o Crossover Refunding Bonds 2002 F
         1.72%, 10/01/04                                   7,495           7,495
    + TECP Series 5
         1.18%, 11/04/04                                  20,000          20,000
    ~ TECP Series 6
         1.37%, 10/20/04                                  10,300          10,300
   ~@ Water & Sewer System RB Fiscal 2001 Series F-1
         1.77%, 10/01/04                                   1,700           1,700
   ~@ Water & Sewer System RB Fiscal 2003 Series C-1
         1.77%, 10/01/04                                   1,100           1,100
   +~ @Water & Sewer System RB Series 1993C
         1.73%, 10/01/04                                     300             300
 +~@o Water & Sewer System RB Series 1998B
         1.71%, 10/07/04                                   4,735           4,735
  ~@o Water & Sewer System RB Series 2001D
         1.74%, 10/07/04                                   4,995           4,995
 +~@o Water & Sewer System RB Series 2002G
         1.72%, 10/07/04                                  10,000          10,000
   ~@ Water & Sewer System RB Series 2003 F-2
         1.66%, 10/01/04                                   1,000           1,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@o Future Tax Secured Bonds Fiscal 1999
      Series A
         1.54%, 10/07/04                                   4,970           4,970
 +~@o Future Tax Secured Bonds Fiscal 2000 Series A
         1.71%, 10/07/04                                  15,720          15,720
  ~@o Future Tax Secured Bonds Series 2000C
         1.72%, 10/07/04                                  14,545          14,545
   ~@ Future Tax Secured Bonds Series 2001C
         1.70%, 10/07/04                                   2,000           2,000
  ~@o Future Tax Secured Refunding Bonds Fiscal 2003
         Series A
         1.72%, 10/01/04                                   6,000           6,000
   ~@ Recovery Bonds Fiscal 2003 Series 1E
         1.50%, 10/07/04                                   4,500           4,500
   ~@ Recovery Bonds Fiscal 2003 Series 2F
         1.71%, 10/01/04                                   2,000           2,000
   ~@ Recovery Bonds Fiscal 2003 Series 3B
         1.80%, 10/01/04                                   4,500           4,500
      NEW YORK POWER AUTH
      Commercial Paper Notes Series 1
    ~    1.14%, 10/07/04                                  13,747          13,747
    ~    1.44%, 12/10/04                                  13,000          13,000
    ~ Commercial Paper Notes Series 2
         1.14%, 10/04/04                                  11,430          11,430
   ~@ Tender Notes Series 1985
         1.35%, 03/01/05                                  25,000          25,000
      NEW YORK STATE
    + Environmental Quality 1986 GO Bonds
      Series 1997A
         1.34%, 10/13/04                                   5,000           5,000
   +@ Environmental Quality GO Series 1998G
         1.03%, 10/02/04                                  38,300          38,300
   +@ GO Bonds Series 2000A
         1.05%, 10/07/04                                  14,200          14,200
      NEW YORK STATE DORMITORY AUTH
 +~@o City University System Consolidated
      Fifth General Resolution RB Series 2003A
         1.15%, 10/07/04                                   7,295           7,295
 +~@o Insured RB (Mt Sinai School of Medicine)
      Series 1994A
         1.73%, 10/07/04                                   2,900           2,900
 +~@o State Univ. Educational Facilities RB Series
      2000B
         1.35%, 11/10/04                                  27,030          27,030
 +~@o State University Educational Facilities RB
      Series 1993A
         1.71%, 10/07/04                                  18,495          18,495
 +~@o State University Educational Facilities RB
      Series 2000B
         1.71%, 10/07/04                                  12,375          12,375
      NEW YORK STATE ENERGY RESEARCH DEV AUTH
 +~@o Gas Facilities RB (Brooklyn Union Gas)
      Series 1996
         1.71%, 10/07/04                                  14,125          14,125
  +~@ Pollution Control Refunding RB (Orange &
      Rockland Utilities) Series 1994A
         1.66%, 10/07/04                                   1,000           1,000
      NEW YORK STATE ENVIRONMENTAL FACILITIES CORP.
  ~@o State Clean & Drinking Water Revolving
      Funds RB Series 2002B
         1.71%, 10/07/04                                  24,225          24,225
  ~@o State Water Pollution Control Revolving Fund RB
      Series 1994D
         1.71%, 10/07/04                                  17,044          17,044
      NEW YORK STATE HFA
   +@ Housing RB (101 West End Ave) Series 1999A
         1.71%, 10/07/04                                   1,600           1,600
   +@ Housing RB (250 W50th St) Series 1997A
         1.75%, 10/07/04                                  24,800          24,800
   +@ Housing RB (350 W43rd St) Series 2002A
         1.70%, 10/07/04                                   9,000           9,000
   +@ Housing RB (70 Battery Place) Series 1997A
         1.70%, 10/07/04                                  22,600          22,600
   +@ Housing RB (Avalon Chrystie Place I) Series
      2004A
         1.53%, 10/07/04                                  24,900          24,900
   +@ Housing RB (Chelsea Arms) Series 1998A
         1.70%, 10/07/04                                  18,000          18,000
   +@ Housing RB (Normandie Court II) Series 1999A
         1.70%, 10/07/04                                  19,600          19,600
   +@ Housing RB (The Helena) Series 2003A
         1.75%, 10/07/04                                   7,800           7,800
   +@ Housing RB (Tribeca Landing) Series 1997A
         1.70%, 10/07/04                                  13,000          13,000
   +@ Housing RB (Tribeca Park) Series 1997A
         1.75%, 10/07/04                                   7,000           7,000
   +@ Housing RB (Union Square South) Series 1996A
         1.75%, 10/07/04                                  16,800          16,800
   +@ Housing RB (Worth St) Series 2001A
         1.70%, 10/07/04                                  10,000          10,000
   +@ Service Contract Refunding RB Series 2003E
         1.68%, 10/07/04                                   7,000           7,000
     NEW YORK STATE LOCAL ASSISTANCE CORP
   +@ RB Series 1995D
         1.66%, 10/07/04                                   6,320           6,320
 +~@o Series 1993-C Refunding RB
         1.71%, 10/07/04                                   9,900           9,900
 +~@o Series 1997B Refunding RB
         1.70%, 10/07/04                                  20,965          20,965
      NEW YORK STATE MORTGAGE AGENCY
  ~@o Homeowner Mortgage RB Series 65
         1.74%, 10/07/04                                   4,640           4,640
  ~@o Homeowner Mortgage RB Series 77A
         1.20%, 02/03/05                                  24,795          24,795
      Homeowner Mortgage RB Series 87
  ~@o    1.15%, 10/07/04                                   4,135           4,135
  ~@o    1.73%, 10/07/04                                   6,635           6,635
  ~@o Mortgage RB 24th Series
         1.59%, 10/07/04                                     515             515
      NEW YORK STATE THRUWAY AUTH
  ~@o General Refunding RB Series E
         1.71%, 10/07/04                                   6,995           6,995

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
 +~@o Second General Highway & Bridge Trust Fund RB
      Series 2004A
         1.71%, 10/07/04                                  10,560          10,560
      NORTHPORT-EAST NORTHPORT UNION FREE SD
      2004-2005 TAN
         1.55%, 06/30/05                                   7,775           7,858
      OCEANSIDE UNION FREE SD
      TAN 2004-2005
         1.60%, 06/23/05                                   5,000           5,041
      PITTSFORD CENTRAL SD
      GO BAN 2004B
         1.50%, 06/29/05                                  12,500          12,637
         1.52%, 06/29/05                                   8,107           8,194
      PLAINVIEW-OLD BETHPAGE CENTRAL SD
      2004-2005 TAN
         1.52%, 06/30/05                                   2,000           2,018
      PORT AUTH OF NEW YORK & NEW JERSEY
 +~@o Consolidated Bonds 127th Series
         1.74%, 10/07/04                                   3,000           3,000
  ~@o Consolidated Bonds 135th Series
         1.74%, 10/07/04                                  20,000          20,000
 +~@o Special Project Bonds Series 6 JFK International
      Air Terminal
         1.76%, 10/07/04                                   1,480           1,480
      PORT WASHINGTON UNION FREE SD
      2004-2005 TAN
         1.57%, 06/23/05                                  12,500          12,605
      SACHEM CENTRAL SD
      2004-2005 TAN
         1.52%, 06/23/05                                   6,000           6,053
      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp.) Series
      1995A
         1.81%, 10/07/04                                     800             800
      SOUTH HUNTINGTON UNION FREE SD
      2004-2005 TAN
         1.50%, 06/30/05                                   5,000           5,055
      THREE VILLAGE CENTRAL SD
      2004-2005 TAN
         1.59%, 06/30/05                                   4,000           4,034
      TRIBOROUGH BRIDGE & TUNNEL AUTH
 +~@o General Purpose RB Series 2001A
         1.70%, 10/07/04                                  20,000          20,000
  ~@o General Refunding RB Series 2002B
         1.74%, 10/07/04                                  14,000          14,000
  +~@ General Refunding RB Series 2002C
         1.70%, 10/07/04                                   4,600           4,600
  +~@ Special Obligation 1991 Resolution Refunding
      Bonds, Series 2000A
         1.69%, 10/07/04                                   8,275           8,275
      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment Co Project)
      Series 2001B
         1.75%, 10/07/04                                   8,000           8,000
      WILLIAM FLOYD UNION FREE SD
      TAN 2004-2005
         1.64%, 06/27/05                                  25,000          25,246
         1.68%, 06/27/05                                   1,900           1,918
      YONKERS IDA
   +@ Civic Facility RB (Consumers Union)
      Series 1989
         1.66%, 10/07/04                                   1,200           1,200
   +@ Civic Facility RB (Consumers Union) Series 1991
         1.66%, 10/07/04                                     700             700
  +~@ Civic Facility RB (Consumers Union) Series 1994
         1.66%, 10/07/04                                   1,660           1,660
                                                                     -----------
                                                                       1,574,569
      PUERTO RICO  3.4%
      GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
      TECP Series 1997
         1.32%, 10/04/04                                   9,900           9,900
         1.17%, 11/10/04                                  13,662          13,662
      PUERTO RICO
 +~@o Public Improvement Bonds 2000
         1.68%, 10/07/04                                   2,200           2,200
      PUERTO RICO ELECTRIC POWER AUTH
 +~@o Power RB Series II
         1.74%, 10/01/04                                   7,405           7,405
      PUERTO RICO HOUSING FINANCE CORP
 +~@o Homeownership Mortgage GNMA-guaranteed
      RB Series 1998A
         1.10%, 04/01/05                                   9,900           9,900
      PUERTO RICO HWY & TRANSP AUTH
 +~@o Transportation RB Series G &
      Subordinated RB Series 2003
         1.72%, 10/07/04                                   9,380           9,380
      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
 +~@o Special Tax RB Series 1997A
         1.68%, 10/07/04                                   2,290           2,290
      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Refunding RB Series L
         1.72%, 10/07/04                                   1,000           1,000
                                                                     -----------
                                                                          55,737

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $1,630,306.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.2%   MUNICIPAL SECURITIES                           442,679          442,679
--------------------------------------------------------------------------------
 99.2%   TOTAL INVESTMENTS                              442,679          442,679
  0.8%   OTHER ASSETS AND LIABILITIES, NET                                 3,483
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      446,162

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MUNICIPAL SECURITIES  99.2% of net assets
      NEW JERSEY  94.9%
      BURLINGTON CNTY
      BAN Series 2004 A
           1.20%, 02/04/05                                10,144          10,146
      DELAWARE RIVER PORT AUTH
      RB Series 1999
 +~@o      1.73%, 10/07/04                                 8,295           8,295
      ENGLEWOOD
      General Improvement & Special Assessment
      BAN
           1.63%, 07/08/05                                 7,000           7,072
      FT LEE
      BAN
           1.55%, 07/29/05                                 5,250           5,301
      GARDEN STATE PRESERVATION TRUST
 +~@o Open Space & Farmland Preservation Bonds
      Series 2003A
           1.20%, 02/10/05                                 5,000           5,000
      GLOUCESTER CNTY
      BAN Series 2003A
           1.07%, 10/27/04                                 8,000           8,005
           1.42%, 10/27/04                                 8,575           8,579
      NEW JERSEY
      GO Bonds Series D
           1.15%, 02/15/05                                 5,000           5,083
      TRAN Series Fiscal 2005A
  ~@o      1.25%, 04/23/05                                10,000          10,000
           1.50%, 06/24/05                                15,000          15,162
  ~@o      1.75%, 10/07/04                                15,000          15,000
      NEW JERSEY ECONOMIC DEV AUTH
   +@ Economic Development RB (ENCAP Golf
      Holdings) Series 2004
           1.70%, 10/07/04                                20,100          20,100
   +@ Economic Development RB (Omni Baking Co)
      Series 2001
           1.70%, 10/07/04                                 4,200           4,200
   +@ Economic Development RB (Stone Brothers
      Secaucus) Series 2001
           1.74%, 10/07/04                                 1,755           1,755
 +~@o Motor Vehicle Surcharges RB Series 2004A
           1.71%, 10/07/04                                 6,080           6,080
 +~@o Natural Gas Facilities Refunding RB
      (Nui Corp.) Series 1997A
           1.72%, 10/07/04                                 1,525           1,525
   +@ RB (Baptist Home Society of New Jersey)
      Series 2003
           1.95%, 10/07/04                                 3,520           3,520
   +@ RB (G&W Laboratories) Series 2003
           1.78%, 10/07/04                                 5,505           5,505
   +@ RB (Geriatric Services Housing Corp)
      Series 2001
           1.67%, 10/07/04                                 5,000           5,000
   +@ RB (Hamilton Industrial Development)
      Series 1998
           1.78%, 10/07/04                                 5,950           5,950
   +@ RB (Jewish Home at Rockleigh)
      Series 1998A
           1.69%, 10/07/04                                 4,200           4,200
   +@ RB (Job Haines Home) Series 1998
           1.69%, 10/07/04                                 7,320           7,320
   +@ RB (Meridian Assisted Living at
      Shrewsbury) Series 2004
           1.75%, 10/07/04                                 5,250           5,250
   +@ RB (Mt. Olive Realty) Amended
      1995 Series
           1.70%, 10/07/04                                 5,800           5,800
   +@ RB (St. James Preparatory School &
      St. James Social Service Corp.)
      Series 1998
           1.71%, 10/07/04                                 4,680           4,680
   +@ Refunding RB (Station Plaza Park &
      Ride) Series 2003
           1.78%, 10/07/04                                 3,290           3,290
 +~@o School Facilities Construction Bonds
      Series 2003F
           1.28%, 12/09/04                                 5,500           5,500
 +~@o School Facilities Construction Bonds
      Series 2004G
           1.72%, 10/07/04                                 4,995           4,995
   +@ Special Facility RB (Port Newark
      Container Terminal) Series 2003
           1.72%, 10/07/04                                14,300          14,300
   +@ Thermal Energy Facilities RB (Thermal
      Energy Limited Partnership I) Series 1997
           1.70%, 10/07/04                                 8,600           8,600

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      NEW JERSEY EDUCATIONAL FACILITIES AUTH
 +~@o Higher Education Capital Improvement
      Fund Issue RB Series 2002A
           1.72%, 10/07/04                                 8,610           8,610
   +@ RB (Caldwell College) Series 2000B
           1.71%, 10/07/04                                 2,200           2,200
      NEW JERSEY HEALTH CARE FACILITIES FINANCING
      AUTH
 +~@o RB (Hunterdon Medical Center) Series A
           1.69%, 10/07/04                                 3,355           3,355
 +~@o RB (JFK Health Systems Obligated Group)
      Series 1993
           1.72%, 10/07/04                                10,000          10,000
   +@ RB (Robert Wood Johnson Univ Hospital)
      Series 2004
           1.66%, 10/07/04                                 3,000           3,000
 +~@o RB (Somerset Medical Ctr) Series A
           1.72%, 10/07/04                                10,000          10,000
   +@ RB (St. Peter's Univ Hospital Obligated
      Group) RB Series 2000B
           1.70%, 10/07/04                                 2,000           2,000
   +@ Revenue Bonds Composite Program Series
      2001 A-1
           1.70%, 10/07/04                                 5,100           5,100
   +@ Revenue Bonds Composite Program Series
      2003 A-6
           1.71%, 10/07/04                                 3,050           3,050
      NEW JERSEY HOUSING & MORTGAGE FINANCE
      AGENCY
 +~@o Home Buyer RB Series 2000 CC
           1.74%, 10/07/04                                 3,460           3,460
      S/F Housing RB 2004 Series F
           1.05%, 04/01/05                                10,000          10,000
           2.00%, 04/01/05                                 3,350           3,334
    @ S/F Housing RB Series 2004K
           1.75%, 10/07/04                                10,000          10,000
      NEW JERSEY SPORTS & EXPOSITION AUTH
 +~@o Home Buyer RB Series 2000 CC
           1.74%, 10/07/04                                 3,460           3,460
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
  ~@o Transportation System RB Series 1998A
           1.73%, 10/07/04                                11,495          11,495
 +~@o Transportation System RB Series 2000B
           1.69%, 10/07/04                                 4,395           4,395
 +~@o Transportation System RB Series 2003C
           1.72%, 10/07/04                                 5,495           5,495
      NEW JERSEY TURNPIKE AUTH
 +~@o Turnpike RB Series 1991C
           1.28%, 10/07/04                                 3,595           3,595
      Turnpike RB Series 2000A
 +~@o      1.72%, 10/07/04                                 1,000           1,000
 +~@o      1.73%, 10/07/04                                 8,665           8,665
    +      1.15%, 01/01/05                                 2,750           2,778
 +~@o      1.45%, 01/05/05                                11,200          11,200
      PORT AUTH OF NEW YORK & NEW JERSEY
 +~@o Consolidated Bonds 119th Series 2nd
      Installment
           1.74%, 10/07/04                                   370             370
 +~@o Consolidated Bonds 127th Series
           1.74%, 10/07/04                                10,280          10,280
      Consolidated Bonds 137th Series
           1.58%, 07/15/05                                 2,805           2,880
  ~@o Consolidated Bonds 85th Series
           1.20%, 04/07/05                                 6,795           6,795
      Special Project Bonds Series 6 JFK
      International Air Terminal
 +~@o      1.72%, 10/07/04                                 5,995           5,995
 +~@o      1.76%, 10/07/04                                   800             800
    ~ TECP Series A
           1.15%, 11/09/04                                12,370          12,370
      TECP Series B
    ~      1.20%, 12/07/04                                 5,000           5,000
    ~      1.20%, 12/09/04                                13,000          13,000
      RAHWAY TOWNSHIP
      BAN 2003
           1.15%, 12/06/04                                 8,343           8,359
      SOMERSET CNTY
      GO Open Space/Farmland Preservation
      Bonds Series 2003B
           1.02%, 10/01/04                                 1,000           1,000
      General Improvement Bonds Series 2003A
           1.02%, 10/01/04                                 1,200           1,200
      TRENTON PARKING AUTH
 +~@o Parking RB Series 2000
           1.70%, 10/07/04                                 4,320           4,320
      UNIVERSITY OF MEDICINE & DENTISTRY
  +~@ RB Series 2002B
           1.69%, 10/07/04                                 5,250           5,250
      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
           1.65%, 07/08/05                                 3,654           3,691
           1.67%, 07/08/05                                 4,346           4,390
                                                                     -----------
                                                                         423,645
      PUERTO RICO  4.3%
      GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
      TECP Series 1997
           1.18%, 11/09/04                                 1,900           1,900
           1.47%, 01/07/05                                 7,948           7,948
           1.63%, 01/10/05                                 1,193           1,193
      PUERTO RICO HIGHWAYS & TRANSPORTATION AUTH
 +~@o Subordinated Transportation RB Series
      2003
           1.64%, 10/07/04                                 8,000           7,993
                                                                     -----------
                                                                          19,034

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $442,679.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
  99.7%  MUNICIPAL SECURITIES                           351,356          351,356
--------------------------------------------------------------------------------
  99.7%  TOTAL INVESTMENTS                              351,356          351,356
   0.3%  OTHER ASSETS AND LIABILITIES, NET                                 1,206
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                      352,562

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MUNICIPAL SECURITIES 99.7% of net assets

      PENNSYLVANIA  99.1%
      ALLEGHENY CNTY HOSPITAL DEV. AUTH
   +@ RB (UPMC Senior Communities) Series 2003
              1.70%, 10/07/04                             10,000          10,000
      ALLEGHENY CNTY IDB
 +~@o Pollution Control Refunding RB
      (Duquesne Light Co) Series 1999B
              1.74%, 10/07/04                             14,495          14,495
      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series 2004
              1.63%, 06/30/05                              5,100           5,151
      ALLEGHENY CNTY SANITARY AUTH
 +~@o Sewer RB Series 1997
              1.71%, 10/07/04                              4,995           4,995
      BLAIR CNTY IDA
   +@ First Mortgage RB (Village At Penn State)
      Series 2002C
              1.61%, 10/07/04                                125             125
      CAMBRIA CNTY IDA
   +@ Resource Recovery RB (Cambria Cogen Co)
      Series 1998A-2
              1.97%, 10/07/04                             17,675          17,675
      CHESTER CNTY HEALTH & EDUCATION FACILITIES AUTH
   +@ RB (Simpson Meadows) Series 2000
              1.71%, 10/07/04                              3,775           3,775
      CLARION CNTY IDA
   +@ Energy Dev. RB (Piney Creek) 1990 Series
              1.71%, 10/07/04                              2,500           2,500
      CRAWFORD CENTRAL SD
    + GO Bonds Series 1995
              1.44%, 02/15/05                              1,765           1,801
      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester Medical Center
      Obligated Group)
      Series 2002
              1.69%, 10/07/04                              3,200           3,200
   +@ RB (YMCA of Philadelphia) Series 1999
              1.79%, 10/07/04                              2,335           2,335
      DELAWARE VALLEY REGIONAL FINANCE AUTH
      Local Government RB Series 1998A
 +~@o         1.74%, 10/07/04                              1,600           1,600
              1.75%, 10/07/04                              4,555           4,555
      ERIE SD
 +~@o GO Bonds Series 2001A
              1.22%, 11/03/04                             16,800          16,800
      HARRISBURG AUTH
  +~@ Water Refunding RB Series 2002B
              1.74%, 10/07/04                              3,000           3,000
  +~@ Water Refunding RB Series 2003A
              1.74%, 10/07/04                              9,750           9,750
      LANCASTER CNTY HOSPITAL AUTH
   +@ Health Center RB (Brethren Village) Series 2000
              1.74%, 10/07/04                              5,200           5,200
      LUZERNE CNTY INDUSTRIAL DEV AUTH
   +@ RB (Methodist Homes) Series 2003
              1.75%, 10/07/04                              5,000           5,000
      MONTGOMERY CNTY HIGHER EDUCATION & HEALTH AUTH
   +@ RB (Madlyn & Leonard Abramson Center For Jewish
      Life) Series 2001
              1.55%, 10/07/04                              3,500           3,500
      MONTGOMERY CNTY IDA
   +@ Environmental Facilities RB (Ionza Inc) Series 2000
              1.80%, 10/07/04                              7,000           7,000
    + Pollution Control Refunding RB (Exelon
      Generation Co) Series 2002A
              1.48%, 11/04/04                              2,000           2,000
      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series 2001
              1.30%, 10/07/04                              3,000           3,000
   +@ RB (Binney & Smith) Series 1997A
              1.76%, 10/07/04                              3,250           3,250
   +@ RB (Binney & Smith) Series 1997B
              1.76%, 10/07/04                                810             810

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      NORWIN SD
 +~@o GO Bonds Series 2001A
              1.35%, 11/10/04                                8,710         8,710
      PENNSYLVANIA
    + GO Bonds 3rd Series 1994
              1.07%, 11/15/04                                  250           252
 +~@o GO Bonds First Series 1995
              1.53%, 10/07/04                               11,870        11,870
 +~@o GO Bonds First Series 2003
              1.71%, 10/07/04                               14,470        14,470
    + GO Bonds Refunding Series 1996
              0.86%, 11/15/04                                1,600         1,607
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@o RB Series 1989A
              1.71%, 10/07/04                                2,745         2,745
      PENNSYLVANIA ECONOMIC DEV. FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak) Series 2001B
              1.74%, 10/07/04                                3,800         3,800
    @ Exempt Facilities RB (Merck & Co) Series 2000
              1.75%, 10/07/04                                5,000         5,000
    @ Exempt Facilities RB (Merck & Co) Series 2001
              1.75%, 10/07/04                               14,000        14,000
   +@ Exempt Facilities RB (Reliant Energy Seward)
              Series 2001A 1.74%, 10/07/04                  10,100        10,100
   +@ Exempt Facilities RB (Reliant Energy Seward)
              Series 2002B 1.75%, 10/07/04                   6,000         6,000
      PENNSYLVANIA ENERGY DEV. AUTH
   +@ Energy Dev RB (B&W Ebensburg) Series 1986
              1.71%, 10/07/04                               14,375        14,375
      PENNSYLVANIA HFA
  ~@o Residential Dev. Refunding RB Series 2002A
              1.80%, 10/07/04                                6,000         6,000
 +~@o S/F Mortgage RB Drawdown Series 2003
              1.76%, 10/07/04                                5,110         5,110
  ~@o S/F Mortgage RB Series 1999-66A
              1.30%, 12/16/04                                6,945         6,945
  ~@o S/F Mortgage RB Series 1999A
              1.35%, 01/13/05                               10,785        10,785
      S/F Mortgage RB Series 2001-72A
              1.14%, 10/01/04                                1,685         1,685
  ~@o S/F Mortgage RB Series 2002-74B
              1.74%, 10/07/04                                5,600         5,600
  ~@o S/F RB Series 1998-64
              1.09%, 11/04/04                               15,000        15,000
      PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
  +~@ RB (Thomas Jefferson Univ) Series 2001
              2.20%, 10/01/04                                1,890         1,890
  +~@ Student Loan RB Series 2000A
              1.70%, 10/07/04                                9,950         9,950
  +~@ Student Loan RB Series 2001A
              1.70%, 10/07/04                                4,600         4,600
      Univ of Pennsylvania Health Services RB
              Series 1996A 1.24%, 01/01/05                   3,500         3,542
      PENNSYLVANIA TURNPIKE COMMISSION
 +~@o Turnpike RB Series 2004A
              1.71%, 10/07/04                               12,495        12,495
      PHILADELPHIA
    + Gas Works RB 1st Series A Bonds
              1.70%, 07/01/05                                5,000         5,131
      PHILADELPHIA IDA
 +~@o Airport RB Series 1998A
              1.35%, 01/13/05
      PHILADELPHIA MUNICIPAL AUTH                            5,000         5,000
    + Lease Refunding RB 2003 Series A
              1.20%, 05/15/05                                2,000         2,034
      QUAKERTOWN HOSPITAL AUTH
   +@ Hospital RB (HPS Group Pooled Financing
              Program) Series 1985 1.65%, 10/07/04             450           450
      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB Series 2004
              1.74%, 10/07/04                                9,295         9,295
      TEMPLE UNIV
      Univ Funding Obligations Series 2004
              1.27%, 05/02/05                                9,200         9,252
      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2004
              1.57%, 10/14/05                               10,000        10,146
                                                                     -----------
                                                                         349,356
      PUERTO RICO  0.6%
      PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
 +~@o Grant Anticipation RB
              1.72%, 10/07/04                                2,000         2,000


END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $351,356.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT CASH RESERVES(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
-------------------------------------------------------------------------------
 42.6%  U.S. GOVERNMENT SECURITIES                     257,128          257,128
 57.6%  OTHER INVESTMENTS                              347,679          347,679
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                              604,807          604,807
(0.2)%  OTHER ASSETS AND LIABILITIES, N ET                               (1,140)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      603,667

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)

      U.S. GOVERNMENT SECURITIES  42.6% of net assets

      COUPON NOTES  0.9%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
           4.00%, 02/15/05                           3,000                 3,022

      FREDDIE MAC
           3.25%, 11/15/04                           2,175                 2,179
                                                                     -----------
                                                                           5,201
      DISCOUNT NOTES  41.7%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.56%, 10/01/04                          12,244                12,244
           1.57%, 10/06/04                           1,044                 1,044
           1.55%, 10/25/04                           2,800                 2,797
           1.60%, 10/27/04                           3,550                 3,546
           1.56%, 11/01/04                           3,100                 3,096
           1.62%, 11/17/04                           5,000                 4,989
           1.64%, 11/17/04                          10,000                 9,979
           1.66%, 11/22/04                           1,735                 1,731
           1.53%, 12/01/04                           4,273                 4,262
           1.71%, 12/01/04                          40,000                39,884
           1.76%, 12/01/04                          11,720                11,685
           1.72%, 12/08/04                           5,557                 5,539
           1.78%, 12/10/04                           1,940                 1,933
           1.81%, 12/15/04                           5,000                 4,981
           1.89%, 12/15/04                           6,700                 6,674
           1.86%, 12/22/04                           5,000                 4,979
           1.90%, 12/22/04                           5,000                 4,979
      FEDERAL HOME LOAN BANK
           1.50%, 10/13/04                           9,800                 9,795
      FREDDIE MAC
           1.57%, 10/05/04                           1,762                 1,762
           1.57%, 10/07/04                           1,050                 1,050
           1.49%, 10/12/04                          20,000                19,991
           1.57%, 10/12/04                           2,338                 2,337
           1.51%, 10/18/04                           2,150                 2,149
           1.55%, 10/18/04                          15,000                14,989
           1.51%, 10/19/04                           1,695                 1,694
           1.55%, 10/19/04                           2,547                 2,545
           1.51%, 10/20/04                           5,800                 5,795
           1.57%, 10/20/04                          20,000                19,983
           1.51%, 10/25/04                           8,800                 8,791
           1.56%, 10/26/04                           2,900                 2,897
           1.65%, 11/23/04                           5,000                 4,988
           1.63%, 12/07/04                           7,000                 6,979
           1.67%, 12/07/04                           6,954                 6,933
           1.86%, 12/21/04                          10,000                 9,958
           2.09%, 03/29/05                           5,000                 4,949
                                                                     -----------
                                                                         251,927

                                          MATURITY AMOUNT          VALUE
      SECURITY                             ($ x 1,000)          ($ x 1,000)
      OTHER INVESTMENTS  57.6% of net assets

      REPURCHASE AGREEMENTS  57.6%
      ---------------------------------------------------------------------
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $111,200
      1.90%, issued 09/30/04,
      due 10/01/04                            103,005               103,000
      1.56%, issued 07/23/04,
      due 10/07/04                              6,020                 6,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $107,794
      1.90%, issued 09/30/04,
      due 10/01/04                            105,684               105,679
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $10,200
      1.81%, issued 09/28/04,
      due 10/05/04                             10,004                10,000
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $105,063
      1.90%, issued 09/30/04,
      due 10/01/04                            103,005               103,000

SCHWAB GOVERNMENT CASH RESERVES

PORTFOLIO HOLDINGS  continued

                                              MATURITY AMOUNT           VALUE
      SECURITY                                  ($ x 1,000)          ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $20,408
      1.55%, issued 08/04/04,
      due 10/06/04                                    5,014                5,000
      1.60%, issued 07/30/04,
      due 10/07/04                                   10,031               10,000
      1.86%, issued 09/20/04,
      due 10/07/04                                    5,004                5,000
                                                                     -----------
                                                                         347,679

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $604,807

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($X1,000)       ($X1,000)
--------------------------------------------------------------------------------
 99.7%  MUNICIPAL SECURITIES                           1,100,713       1,100,713
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                              1,100,713       1,100,713
  0.3%  OTHER ASSETS AND LIABILITIES, NET                                  3,199
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,103,912

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)

      MUNICIPAL SECURITIES  99.7% of net assets

      ARIZONA  0.5%
      Arizona School Facilities Board
 +~@o State School Trust RB Series 2004A
           1.75%, 10/07/04                           4,995                 4,995

      CALIFORNIA  1.2%
      ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   +@ Student Loan Program RB Senior Series II-a-7
           1.80%, 06/01/05                          13,400                13,400

      COLORADO  1.1%
      COLORADO
      General Fund TRAN Series 2004A
           1.58%, 06/27/05                           7,000                 7,072
      COLORADO DEPT OF TRANSPORTATION
 +~@o Transportation Refunding RAN Series 2004B
           1.55%, 04/07/05                           4,745                 4,745
                                                                     -----------
                                                                          11,817
      CONNECTICUT  1.1%
      FAIRFIELD
      GO BAN Series 2004
           1.50%, 07/28/05                          11,700                11,842
      FLORIDA  83.4%
      ALACHUA CNTY HEALTH FACILITIES AUTH
 +~@o Health Facilities RB, Series 1992R
      (Shands Hospital, Univ of Florida)
           1.72%, 10/07/04                          25,490                25,490
      ALACHUA CNTY SCHOOL BOARD
 +~@o COP Series 2004
           1.72%, 10/07/04                           9,045                 9,045
      BREVARD CNTY
    + Limited Ad Valorem Tax Refunding Bonds
      Series 1992
           1.14%, 03/01/05                           1,000                 1,019
      BROWARD CNTY
    + Passenger Facility Charge/Airport System
      Convertible Lien RB 1998H-1
           1.20%, 10/01/04                           3,280                 3,280
  +~@ Subordinate Port Facilities Refunding RB
      (Port Everglades) Series 1998
           1.80%, 10/07/04                           4,045                 4,045
      BROWARD CNTY HFA
   +@ M/F Housing  RB (Southern Pointe) Series
      1997
           1.70%, 10/07/04                           7,750                 7,750
   +@ M/F Housing Refunding RB (Fisherman's
      Landing) Series 1999
           1.71%, 10/07/04                           1,070                 1,070
   +@ Multifamily Housing Refunding RB
      (Reflections Apts Project) Series 1999
           1.70%, 10/07/04                           5,950                 5,950
   +@ Multifamily Housing Variable Rate Demand RB
      (Sanctuary Apts) 1985 Series
           1.70%, 10/07/04                           8,650                 8,650
 +~@o S/F Mortgage RB Series 1999B
           1.77%, 10/07/04                           2,220                 2,220
      CAPE CORAL
    + CP Notes
           1.48%, 04/04/05                           6,000                 6,000
      CAPITAL PROJECTS FINANCE AUTH
   +@ Continuing Care Retirement Community RB
      (Glenridge On Palmer Ranch) Series 2002C
           1.72%, 10/07/04                           2,200                 2,200
      CHARLOTTE CNTY
  +~@ Refunding RB, Series 2003A
           1.71%, 10/07/04                              35                    35
      CLAY CNTY UTILITY AUTH.
   +@ Utilities System RB, Series 2003A
           1.70%, 10/07/04                           3,240                 3,240
      COLLIER CNTY
    + Capital Improvement and Refunding RB,
      Series 2003
           1.05%, 10/01/04                           1,325                 1,325
      DADE CNTY
    + Aviation Refunding RB, Series 1997
           1.11%, 10/01/04                           5,000                 5,000

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      DADE CNTY IDA
   +@ IDRB (Michael-Ann Russell Jewish
      Community Ctr) Series 1997
           1.69%, 10/07/04                                  4,385          4,385
   +@ IDRB (South Florida Stadium Corp) Series 1985C
           1.72%, 10/07/04                                  1,050          1,050
      DAVIE
   +@ RB (United Jewish Community of Broward
      Cnty) Series 2003
           1.70%, 10/07/04                                  6,000          6,000
      ESCAMBIA HFA
 +~@o S/F RB Series 1997A
           1.84%, 10/07/04                                  2,845          2,845
      S/F RB Series 2001A
 +~@o      1.77%, 10/07/04                                  2,565          2,565
 +~@o      1.81%, 10/07/04                                  1,965          1,965
  ~@o S/F RB Series 2002A-1
           1.23%, 03/31/05                                  3,340          3,340
      FLORIDA
 +~@o Dept of Environmental Protection
      Preservation 2000 RB Series 1997B
           1.73%, 10/07/04                                 23,010         23,010
      FLORIDA DEV FINANCE CORP.
   +@ IDRB 1999 Series A1 (Vutec Corp)
           1.82%, 10/07/04                                  1,600          1,600
   +@ IDRB 1999 Series A2 (Schmitt Family Partnership)
           1.82%, 10/07/04                                  1,875          1,875
   +@ IDRB 1999 Series A4 (Central Farms)
           1.82%, 10/07/04                                    750            750
   +@ IDRB Enterprise Bond Program (Pioneer-Ram)
      Series 1998 A3
           1.82%, 10/07/04                                    980            980
      FLORIDA HFA
 +~@o Homeowner Mortgage RB 2000 Series 4
           1.81%, 10/07/04                                  3,820          3,820
   +@ Housing RB Series 1989J (Ashley Lake Park II)
           1.66%, 10/07/04                                 10,905         10,905
   +@ Housing RB Series 1996P (Tiffany Club Apts)
           1.74%, 10/07/04                                  1,330          1,330
   +@ Housing RB Series 1996U (Heron Park)
           1.66%, 10/07/04                                  3,685          3,685
   +@ M/F Guaranteed Mortgage RB Series 1983J
      (Forest Place Apts)
           1.60%, 10/07/04                                  3,270          3,270
   +@ M/F Housing RB 1985 Series XX (Cameron Cove
      Apts)
           1.70%, 10/07/04                                  5,000          5,000
   +@ M/F Housing Refunding RB 2001 Series K-A
      (Reflections Apts)
           1.69%, 10/07/04                                  8,700          8,700
   +@ M/F Mortgage RB 2003 Series 0 (Wellesley Apts)
           1.82%, 10/07/04                                  7,940          7,940
   +@ M/F Mortgage RB 2003 Series P (Wexford Apts)
           1.82%, 10/07/04                                    535            535
   +@ M/F Mortgage Refunding RB 2002 Series J-1
      (Victoria Park Apts)
           1.70%, 10/07/04                                  1,470          1,470
   +@ RB 1999 Series I-1 (Heritage Pointe Apts)
           1.74%, 10/07/04                                  4,200          4,200
      FLORIDA LOCAL GOVERNMENT FINANCE COMM
      Pooled TECP Series 1994A
    +      1.13%, 10/06/04                                  3,555          3,555
    +      1.15%, 10/08/04                                 26,905         26,905
    +      1.04%, 10/14/04                                  2,500          2,500
    +      1.35%, 11/10/04                                 11,525         11,525
      Pooled TECP, 1998 Series B
    +      1.09%, 10/14/04                                  2,989          2,989
    +      1.10%, 10/14/04                                  5,000          5,000
    +      1.12%, 10/14/04                                  1,612          1,612
      FLORIDA PORTS FINANCING COMM
    + RB (Transportation Trust Fund) Series
      1996
           1.59%, 06/01/05                                  4,575          4,707
      FLORIDA STATE BOARD OF EDUCATION
 +~@o Public Education Capital Outlay Bonds
      1998 Series A
           1.03%, 10/07/04                                 11,000         11,000
  ~@o Public Education Capital Outlay Bonds 1998
      Series E
           1.75%, 10/07/04                                 12,280         12,280
  ~@o Public Education Capital Outlay Bonds 2001
      Series I
           1.75%, 10/07/04                                  4,715          4,715
 +~@o Public Education Capital Outlay Bonds, 1999
      Series C
           1.73%, 10/07/04                                 17,870         17,870
  ~@o Public Education Capital Outlay Refunding
      Bonds, 2001 Series B
           1.75%, 10/07/04                                 14,100         14,100
      FORT LAUDERDALE
  +~@ RB (Pine Crest Preparatory School)
      Series 2002
           1.70%, 10/07/04                                 10,000         10,000
      FORT PIERCE UTILITIES AUTH
 +~@o Utilities Refunding RB Series 2003 TOB
      Series 241
           1.75%, 10/07/04                                  6,325          6,325
      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
           1.77%, 10/07/04                                  2,700          2,700
   +@ IDRB (Lifesouth Community Blood Centers),
      Series 1999
           1.69%, 10/07/04                                  5,665          5,665
      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities  RB Series 2002E
           1.75%, 10/07/04                                 43,900         43,900
      Airport Facilities Subordinated TECP
      Series B
    +      1.20%, 10/07/04                                 16,450         16,450
    +      1.17%, 11/09/04                                 12,650         12,650
      Airport Facility RB (Flightsafety
      International) Series 2003A
   +@      1.77%, 10/07/04                                  8,900          8,900

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      GULF BREEZE
  +~@ Local Government Loan Program RB Series 1985B
           1.70%, 10/07/04                                  3,290          3,290
  +~@ Local Government Loan Program RB Series 1985C
           1.70%, 10/07/04                                  2,070          2,070
  +~@ Local Government Loan Program RB Series 1985E
           1.52%, 10/07/04                                  2,110          2,110
      HILLSBOROUGH CNTY
    + Capital Improvement Program TECP Series B
           1.20%, 11/09/04                                 10,400         10,400
      Capital Improvement Program TECP, Series A
    +      1.48%, 01/04/05                                 19,335         19,335
    +      1.35%, 03/30/05                                  1,535          1,535
    + Solid Waste and Resource Recovery Refunding RB
      Series 2004
           1.57%, 09/01/05                                  3,230          3,272
      HILLSBOROUGH CNTY AVIATION AUTH
    + Airport Facilities Subordinated TECP
      Series B
           1.17%, 11/04/04                                 22,000         22,000
 +~@o Tampa International Airport RB 2003 Series A
           1.78%, 10/07/04                                  5,495          5,495
      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB (Berkeley
      Preparatory School, Inc. Project),
      Series 1999
           1.69%, 10/07/04                                  4,670          4,670
   +@ RB (Independent Day School Project) Series 2000
           1.75%, 10/07/04                                  1,900          1,900
   +@ RB Tampa Metropolitan Area YMCA Project), Series
      2000
           1.75%, 10/07/04                                  7,600          7,600
      JACKSONVILLE
   +@ Refunding IDRB (Pavillion Associates)
      Series 1996
           1.71%, 10/07/04                                  4,500          4,500
      JACKSONVILLE ECONOMIC DEV COMM
   +@ RB (Bolles School Project), Series 1999A
           1.69%, 10/07/04                                  3,060          3,060
   +@ Refunding RB (YMCA of Florida First Coast
      Project) Series 2003
           1.70%, 10/07/04                                  5,000          5,000
      JACKSONVILLE ELECTRIC AUTH
  ~@o Electric System RB, Series Three 2000A
           1.74%, 10/07/04                                  9,935          9,935
    + Water and Sewer System RB 1997 Series B
           1.09%, 10/01/04                                  2,025          2,025
      JACKSONVILLE PORT AUTH
 +~@o 1996 Port Facility RB
           1.71%, 10/07/04                                 10,100         10,100
      LAKE SHORE HOSPITAL AUTH
   +@ Health Facility RB (Lake Shore Hospital)
      Series 1991
           1.69%, 10/07/04                                  3,100          3,100
      LEE CNTY
 +~@o Airport RB, Series 2000A
           1.78%, 10/07/04                                  4,958          4,958
   +@ Educational Facilities RB (Canterbury School
      Project) Series 1999
           1.69%, 10/07/04                                  6,000          6,000
      LEE CNTY HFA
   +@ M/F Housing RB Series 1999A (Crossings
      At Cape Coral Apts)
           1.64%, 10/07/04                                  6,160          6,160
   +@ M/F Housing RB Series 2002A (Univ Club Apts)
           1.76%, 10/07/04                                  2,000          2,000
      LEE CNTY IDA
   +@ Healthcare Facilities RB (Cypress Cove
      at Healthpark) Series 2002B
           1.70%, 10/07/04                                    450            450
      MANATEE CNTY
    + Public Utilities Refunding and
      Improvement RB, Series 2003
           1.09%, 10/01/04                                  1,430          1,430
      MANATEE CNTY HFA
   +@ M/F Housing RB Series 2000 (Centre Court
      Apts)
           1.75%, 10/07/04                                  3,760          3,760
   +@ M/F Housing RB Series 2000A (Sabal Palm Harbor
      Apts)
           1.63%, 10/07/04                                  3,070          3,070
   +@ M/F Housing RB Series 2000B (Sabal Palm Harbor
      Apts)
           1.63%, 10/07/04                                  3,790          3,790
   +@ M/F Housing RB Series 2002A (La Mirada Gardens)
           1.78%, 10/07/04                                  4,000          4,000
   +@ M/F Mortgage Refunding RB (Hampton Court) Series
      1989A
           1.69%, 10/07/04                                  3,000          3,000
      MARION CNTY IDA
   +@ M/F Housing Refunding RB (Chambrel at
      Pinecastle Project) Series 2002
           1.69%, 10/07/04                                  7,741          7,741
      MIAMI HEALTH FACILITIES AUTH.
   +@ Health Facilities RB (Miami Jewish Home
      & Hospital for the Aged) Series 1996
           1.69%, 10/07/04                                  7,700          7,700
      MIAMI-DADE CNTY
      Aviation TECP Series A Miami
      International Airport
    +      1.20%, 10/06/04                                 13,513         13,513
    +      1.45%, 10/13/04                                  3,010          3,010
    +      1.20%, 11/05/04                                  4,500          4,500
      MIAMI-DADE CNTY HOUSING FINANCE AUTH
   +@ M/F Mortgage RB Series 2003-3
           1.75%, 10/07/04                                  9,250          9,250
      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series 1998A
           1.81%, 10/07/04                                  7,435          7,435
  +~@ IDRB (Airis Miami LLC) Series 1999A
           1.75%, 10/07/04                                 15,400         15,400
   +@ IDRB (Fine Art Lamps) Series 1998
           1.77%, 10/07/04                                  1,600          1,600

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ IDRB (Tarmac America) Series 2004
           1.75%, 10/07/04                                3,200            3,200
   +@ IDRB (Arctic Partners) Series 1999
           1.82%, 10/07/04                                2,280            2,280
   +@ RB (Belen Jesuit Preparatory School
      Project), Series 1999
           1.69%, 10/07/04                                1,160            1,160
   +@ RB (Gulliver Schools) Series 2000
           1.75%, 10/07/04                                3,800            3,800
      MIAMI-DADE CNTY SD
      TAN Series 2004
           1.48%, 06/28/05                               20,000           20,186
      OCEAN HIGHWAY & PORT AUTH
   +@ RB Series 1990
           1.75%, 10/07/04                               10,200           10,200
      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee
      Landfill) Series 1999
           1.76%, 10/07/04                                8,000            8,000
      ORANGE CNTY
    + Sales Tax RB, Series 2002A
           1.14%, 01/01/05                                4,100            4,119
    + Solid Waste Facility Refunding
      RB Series 2003
           1.10%, 10/01/04                                2,745            2,745
      ORANGE CNTY HEALTH FINANCE AUTH
   +@ RB Series 1992 (Adventist Health
      System/Sunbel)
           1.70%, 10/07/04                                3,200            3,200
      Refunding Program RB (Pooled Hospital
      Loan) Series 1985
    +      1.18%, 10/05/04                               19,900           19,900
    +      1.55%, 11/23/04                               25,600           25,600
      ORANGE CNTY HFA
   +@ M/F Guaranteed Mortgage Redunding RB
      1989 Series A (Sundown Associates II)
           1.63%, 10/07/04                                4,600            4,600
   +@ M/F Housing RB (Palm Key Apts)
      Series 1997C
           1.71%, 10/07/04                                5,000            5,000
   +@ M/F Housing RB 2000 Series E
      (Windsor Pines)
           1.63%, 10/07/04                                3,200            3,200
   +@ M/F Housing Refunding RB (Smokewood/
      Sun Key Apts) 1992 Series A
           1.68%, 10/07/04                               10,950           10,950
      ORANGE CNTY IDA
   +@ IDRB (Central Florida Kidney Centers)
      Series 2000
           1.69%, 10/07/04                                5,000            5,000
   +@ IDRB (Central Florida YMCA)
      Series 2002A
           1.75%, 10/07/04                                4,400            4,400
   +@ IDRB (Goodwill Industries of Central
      Florida) Series 1999
           1.69%, 10/07/04                                6,000            6,000
      ORLANDO
    + Parking Facilities Refunding RB
      Series 2004
           1.00%, 10/01/04                                1,045            1,045
      ORLANDO UTILITIES COMM
   ~@ Water & Electric RB, Series 2002B
           1.69%, 10/07/04                                2,500            2,500
      PALM BEACH CNTY
   +@ Airport RB (Galaxy Aviation)
      Series 2000A
           1.77%, 10/07/04                                6,000            6,000
   +@ IDRB (Palm Beach Day School)
      Series 1999
           1.69%, 10/07/04                                7,000            7,000
   +@ RB (Benjamin Private School)
      Series 2003
           1.70%, 10/07/04                                4,500            4,500
   +@ RB (Norton Gallery & School of Art)
      Series 1995
           1.67%, 10/07/04                                2,500            2,500
   +@ RB (Raymond F. Kravis Center for
      the Performing Arts) Series 2002
           1.67%, 10/07/04                                  100              100
   +@ RB (Zoological Society of the Palm
      Beaches) Series 2001
           1.75%, 10/07/04                                5,500            5,500
      PALM BEACH CNTY EDUCATIONAL FACILITIES
      AUTH
   +@ Educational Facilities RB (Lynn Univ)
      Series 2001
           1.70%, 10/07/04                                3,490            3,490
      PALM BEACH CNTY HEALTH FACILITIES AUTH
    + Refunding Program RB Series 1985 (Pooled
      Hospital Loan Program)
           1.17%, 11/08/04                                7,300            7,300
      PALM BEACH CNTY HFA
   +@ M/F Housing RB Series 1999A (Azalea
      Place Apts)
           1.74%, 10/07/04                                3,000            3,000
   +@ M/F Housing Refunding RB (Spinnaker
      Landing Apts) Series 1998
           1.74%, 10/07/04                                2,845            2,845
      PASCO CNTY SD
  +~@ COP Series 1996
           1.70%, 10/07/04                               26,400           26,400
      PINELLAS CNTY HFA
  ~@o S/F Housing RB 1999 Series B-1
           1.77%, 10/07/04                                2,180            2,180
      PINELLAS CNTY IDA
   +@ IDRB (H & S Swansons Tool Co.) Series
      2001
           1.77%, 10/07/04                                3,565            3,565
   +@ IDRB (Restorative Care of America)
      Series 2001
           1.87%, 10/07/04                                1,690            1,690
      POLK CNTY IDA
   +@ IDRB (Pavermodule) Series 1998
           1.77%, 10/07/04                                3,010            3,010
      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA) Series 1999
           1.69%, 10/07/04                                2,470            2,470
      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
      Partnership) Series 2001
           1.77%, 10/07/04                                4,420            4,420

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)
      SOUTHEAST VOLUSIA HOSPITAL DISTRICT
   +@ RB (Bert Fish Medical Center) Series 1995
           1.80%, 10/07/04                          11,050                11,050
      ST PETERSBURG
   +@ Capital Improvement RB (Airport & Golf
      Course) Series 1997B
           1.69%, 10/07/04                           2,245                 2,245
   +@ Capital Improvement RB (Airport)
      Series 1997C
           1.77%, 10/07/04                             355                   355
      SUMTER CNTY IDA
   +@ IDRB (Robbins Mfg Co) Series 1997
           1.81%, 10/07/04                           1,400                 1,400
      SUNSHINE STATE GOVERNMENTAL FINANCE COMM
   +~ CP Revenue Notes (Miami-Dade Cnty
      Program) Series G
           1.24%, 12/09/04                           4,539                 4,539
      TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
   +@ Capital Improvement RB Series 1998A
           1.69%, 10/07/04                           1,290                 1,290
      TAMPA
   +@ Educational Facilities RB (Pepin Academy
      of Tampa) Series 2002
           1.74%, 10/07/04                           3,990                 3,990
   +@ Health Care Facilities RB (Lifelink
      Foundation) Series 1997
           1.69%, 10/07/04                             390                   390
      TAMPA BAY WATER AUTH
 +~@o Utility System Refunding & Improvement
      RB Series 2001A
           1.77%, 10/07/04                           5,200                 5,200
      VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB
      (Bethune-Cookman College) Series 2001
           1.69%, 10/07/04                           1,440                 1,440
      VOLUSIA CNTY HEALTH FACILITIES AUTH
   +@ Hospital RB (Southwest Volusia
      Healthcare Corp) Series 1994A
           1.69%, 10/07/04                           8,590                 8,590
      VOLUSIA CNTY SCHOOL BOARD
    + Sales Tax RB Series 2004
           1.12%, 10/01/04                           1,395                 1,395
      WEST ORANGE HEALTHCARE DISTRICT
   +@ RB Series 1999B
           1.72%, 10/07/04                           2,900                 2,900
                                                                     -----------
                                                                         920,890
      GEORGIA  1.1%
      ATLANTA
  +~@ Airport General Refunding RB Series
      2003RF-B1
           1.71%, 10/07/04                          12,700                12,700
      HAWAII  0.6%
      HAWAII
    + Airports System Refunding RB Series 2001
           1.68%, 07/01/05                           6,000                 6,169
      ILLINOIS  0.8%
      CHICAGO
 +~@o O'Hare International Airport General
      Airport Third Lien RB Series 2003 B-2
           1.35%, 01/06/05                           8,595                 8,595
      INDIANA  0.4%
      INDIANA HFA
  ~@o S/F Mortgage RB Series 2002B
           1.79%, 10/07/04                           4,755                 4,755
      KENTUCKY  1.1%
      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998B
           1.62%, 07/21/05                          11,995                11,995
      MASSACHUSETTS  2.5%
      ARLINGTON
      School BAN
           1.53%, 07/21/05                           8,000                 8,093
      DUXBURY
      BAN
           1.12%, 01/14/05                          10,000                10,025
      RALPH C. MAHAR REGIONAL SD
      BAN
           1.69%, 07/14/05                           9,700                 9,798
                                                                     -----------
                                                                          27,916
      MICHIGAN  0.0%
      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
      Wayne Cnty Airport) Series 2002A
           1.71%, 10/07/04                             450                   450
      OREGON  1.5%
      PORTLAND
      TAN (Fire & Police Disability & Retirement
      Fund) Series 2004
           1.60%, 06/29/05                          15,960                16,123
      PENNSYLVANIA  0.5%
      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series 2004
           1.63%, 06/30/05                           5,000                 5,050
      DELAWARE VALLEY REGIONAL FINANCE AUTH
 +~@o Local Government RB Series 1998A
           1.74%, 10/07/04                             870                   870
                                                                     -----------
                                                                           5,920
      PUERTO RICO  0.2%
      PUERTO RICO
 +~@o Public Improvement Bonds Series 2001A
           1.73%, 10/07/04                           2,000                 2,000
      SOUTH CAROLINA  0.5%
      SOUTH CAROLINA ASSOCIATION OF GOVERNMENTAL
      ORGANIZATIONS
      COP Series 2004
           1.53%, 04/15/05                           5,000                 5,032
      TEXAS  2.4%
      DALLAS FORT WORTH INTERNATIONAL AIRPORT
 +~@o Joint Improvement & Refunding RB Series
      2001A
           1.35%, 01/06/05                           7,495                 7,495

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                   FACE AMOUNT              VALUE
      RATE, MATURITY DATE                      ($ x 1,000)           ($ x 1,000)
 +~@o Joint RB Series 2003A
           1.79%, 10/07/04                           3,000                 3,000
      GULF COAST WASTE DISPOSAL AUTH
    @ Environmental Facilities RB (Exxon
      Mobil) Series 2000
           1.70%, 10/01/04                           1,250                 1,250
    @ Environmental Facilities RB (ExxonMobil)
      Series 2001A
           1.70%, 10/01/04                           5,000                 5,000
      TEXAS
      TRAN Series 2004
           1.60%, 08/31/05                          10,000                10,126
                                                                     -----------
                                                                          26,871
      WASHINGTON  0.8%
      CLARK CNTY PUBLIC UTILITY DIST
    + Electric System Refunding RB Series 2002
           1.15%, 01/01/05                           5,000                 5,048
      ENERGY NORTHWEST
 +~@o Project No. 1 Refunding Electric RB,
      Series 2002A
           1.73%, 10/07/04                           4,195                 4,195
                                                                     -----------
                                                                           9,243

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $1,100,721.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
 HOLDINGS BY CATEGORY                                    ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 67.5%  FIXED-RATE OBLIGATIONS                          30,597,353    30,597,353
  1.4%  U.S. GOVERNMENT SECURITIES                         630,275       630,275
 15.8%  VARIABLE-RATE OBLIGATIONS                        7,160,807     7,160,807
 15.2%  OTHER INVESTMENTS                                6,899,908     6,899,908
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               45,288,343    45,288,343
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                 51,056
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    45,339,399

      ISSUER                                     FACE AMOUNT            VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
      FIXED-RATE OBLIGATIONS  67.5% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  33.6%
      --------------------------------------------------------------------------
      AB SPINTAB
           1.61%, 10/27/04                            75,000              74,913
           1.61%, 10/29/04                            14,000              13,983
           1.76%, 12/06/04                            75,000              74,759
           1.83%, 12/15/04                            65,000              64,753
      ALLIANCE & LEICESTER, PLC, SECTION
      4(2) / 144A
           1.81%, 12/07/04                            97,000              96,675
           1.81%, 12/09/04                            23,445              23,364
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           1.67%, 11/15/04                           160,000             159,668
           1.84%, 12/13/04                            75,000              74,722
   *+ AMSTERDAM FUNDING CORP., SECTION
      4(2) / 144A
           1.62%, 10/05/04                            77,000              76,986
           1.55%, 10/19/04                            81,000              80,937
           1.72%, 10/20/04                            50,000              49,955
           1.78%, 10/20/04                            25,000              24,977
           1.78%, 10/21/04                            12,000              11,988
           1.79%, 11/01/04                            41,000              40,937
      ANZ NATIONAL ( INT'L) LTD.
    +      1.54%, 10/14/04                            50,000              49,972
           1.58%, 10/21/04                           125,000             124,891
           1.58%, 10/22/04                            60,000              59,945
   *+ AQUINAS FUNDING, L.L.C., SECTION
      4(2) / 144A
           1.57%, 10/19/04                            47,500              47,463
           1.66%, 11/08/04                            49,000              48,915
           1.82%, 12/08/04                            50,000              49,829
           1.91%, 12/17/04                            24,000              23,902
           1.97%, 02/24/05                            46,000              45,636
           2.08%, 03/21/05                            10,000               9,902
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           1.57%, 10/12/04                           100,000              99,952
           1.59%, 10/13/04                            50,000              49,974
           1.61%, 10/13/04                            52,000              51,972
           1.64%, 10/13/04                            30,000              29,984
           1.61%, 10/14/04                            48,000              47,972
           1.66%, 11/08/04                            45,000              44,922
           1.94%, 12/20/04                            14,000              13,940
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           1.80%, 10/22/04                            25,000              24,974
           1.78%, 11/02/04                             7,701               7,689
    * ATLANTIS ONE FUNDING CORP., SECTION
      4(2) / 144A
           1.64%, 10/04/04                            10,000               9,999
           1.61%, 10/07/04                            25,032              25,025
           1.62%, 10/12/04                            72,000              71,964
           1.54%, 10/13/04                            22,000              21,989
           1.67%, 11/18/04                           395,303             394,428
           1.67%, 11/19/04                           150,000             149,661
           1.77%, 12/02/04                            36,000              35,891
           1.96%, 01/05/05                           161,518             160,678
      BANK OF AMERICA CORP.
           1.61%, 10/25/04                           325,000             324,653
           1.61%, 10/26/04                           315,000             314,650
           1.63%, 10/28/04                           160,000             159,806
           1.66%, 11/10/04                           643,000             641,821
   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
           1.67%, 11/15/04                            28,119              28,061
      BEAR STEARNS COMPANIES, INC.
           1.74%, 10/21/04                            25,000              24,976
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           1.57%, 10/22/04                            46,000              45,958
           1.60%, 10/26/04                            32,000              31,965
    * CC (USA), INC., SECTION 3C7 / 144A
           1.58%, 10/01/04                            10,000              10,000
           1.58%, 10/22/04                            63,500              63,442
           1.58%, 11/17/04                            50,000              49,995
    + CDC COMMERCIAL PAPER CORP., SECTION
      4(2) / 144A
           1.65%, 11/12/04                            97,000              96,814
      CITICORP
           1.77%, 10/27/04                            60,000              59,923
           1.66%, 11/16/04                            50,000              49,895
           1.75%, 12/01/04                           100,000              99,705
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           1.55%, 10/20/04                           145,000             144,882

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                     FACE AMOUNT            VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
           1.69%, 10/22/04                            40,575              40,535
           1.76%, 10/25/04                           110,000             109,871
           1.78%, 11/03/04                           196,000             195,680
           1.78%, 11/05/04                           309,000             308,465
           1.66%, 11/15/04                            20,000              19,959
   *+ CLIPPER RECEIVABLES CORP.,
      SECTION 4(2) / 144A
           1.72%, 10/20/04                            39,000              38,965
           1.60%, 10/22/04                           100,000              99,907
           1.79%, 11/08/04                            55,000              54,896
   *+ CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Series A
           1.57%, 10/04/04                            73,000              72,991
           1.53%, 10/05/04                            32,000              31,995
           1.55%, 10/12/04                            20,000              19,991
           1.67%, 11/16/04                            77,437              77,273
           1.68%, 11/17/04                            75,567              75,402
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.51%, 10/05/04                            50,483              50,475
           1.10%, 10/08/04                            10,000               9,998
           1.51%, 10/08/04                           100,402             100,373
           1.54%, 10/08/04                            25,983              25,975
           1.66%, 11/04/04                            44,000              43,931
           1.67%, 11/16/04                           150,906             150,586
           1.68%, 11/18/04                            62,000              61,862
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
           1.61%, 10/04/04                            20,000              19,997
           1.62%, 10/04/04                           264,000             263,965
           1.70%, 10/12/04                            30,000              29,984
           1.67%, 10/13/04                           100,000              99,944
           1.70%, 10/13/04                            30,000              29,983
           1.70%, 10/14/04                            70,000              69,957
           1.64%, 10/28/04                            50,000              49,939
           1.65%, 10/28/04                           100,000              99,877
           1.81%, 11/02/04                            75,000              74,879
           1.80%, 11/04/04                           148,000             147,749
           1.82%, 12/09/04                            70,000              69,757
      DEPFA BANK, PLC, SECTION 4(2) / 144A
           1.61%, 10/25/04                            31,000              30,967
    + DEUTSCHE BANK FINANCIAL, L.L.C.
           2.06%, 03/03/05                           167,000             165,552
      DNB NOR BANK ASA
           1.82%, 12/20/04                           185,000             184,254
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           1.51%, 10/05/04                            30,000              29,995
           1.56%, 10/12/04                            23,000              22,989
           1.62%, 10/25/04                            17,500              17,481
           1.66%, 11/10/04                            15,000              14,972
           1.68%, 11/22/04                            58,000              57,860
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
           1.51%, 10/08/04                           170,000             169,950
   *+ EIFFEL FUNDING, L.L.C.,
      SECTION 4(2) / 144A
           1.60%, 10/04/04                            31,250              31,246
           1.57%, 10/20/04                            24,000              23,980
           1.67%, 11/08/04                            25,000              24,956
           1.68%, 11/16/04                            15,000              14,968
           1.82%, 12/10/04                            50,000              49,824
           1.76%, 11/30/04                            45,000              44,869
   *+ FAIRWAY FINANCE CO., L.L.C.,
      SECTION 4(2) / 144A
           1.53%, 10/12/04                            24,250              24,239
           1.53%, 10/14/04                            30,124              30,107
           1.56%, 10/20/04                            20,082              20,066
           1.59%, 10/21/04                            34,000              33,970
           1.90%, 12/30/04                             8,000               7,962
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           1.54%, 10/14/04                           124,000             123,931
           1.76%, 12/01/04                            50,000              49,852
           1.76%, 12/02/04                            70,000              69,789
           1.77%, 12/03/04                           100,000              99,692
      GENERAL ELECTRIC CAPITAL CORP.
           1.56%, 10/01/04                            47,000              47,000
           1.51%, 10/05/04                            89,000              88,986
           1.55%, 10/20/04                           360,000             359,707
      GENERAL ELECTRIC CAPITAL SERVICES
           1.65%, 11/02/04                           146,000             145,787
           1.67%, 11/23/04                           135,000             134,670
    * GIRO FUNDING U.S. CORP.,
      SECTION 4(2) / 144A
           1.77%, 10/27/04                           122,000             121,844
   *+ GRAMPIAN FUNDING, L.L.C.,
      SECTION 4(2) / 144A
           1.54%, 10/14/04                            27,000              26,985
           1.56%, 10/19/04                            77,000              76,940
           1.81%, 12/14/04                            25,000              24,908
   *+ GREYHAWK FUNDING, L.L.C.,
      SECTION 4(2) / 144A
           1.53%, 10/13/04                            49,000              48,975
           1.54%, 10/13/04                            35,000              34,982
           1.56%, 10/19/04                            40,000              39,969
           1.61%, 10/25/04                           118,000             117,874
           1.80%, 11/01/04                            62,000              61,904
    + HBOS TREASURY SERVICES, PLC
           1.54%, 10/15/04                            60,000              59,964
           1.76%, 12/14/04                           160,000             159,423
      HSBC USA, INC.
           1.52%, 10/08/04                            60,000              59,982
           1.54%, 10/13/04                            60,000              59,969
           1.83%, 12/17/04                            30,000              29,883
           2.12%, 03/31/05                            50,000              49,472
    + ING (U.S.) FUNDING, L.L.C.
           1.28%, 10/06/04                            20,000              19,996
           1.96%, 01/04/05                            48,000              47,753
      IRISH LIFE & PERMANENT, PLC,
      SECTION 4(2) / 144A
           1.55%, 10/07/04                           100,000              99,974
           1.52%, 10/08/04                            99,000              98,971
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           1.61%, 10/04/04                            40,000              39,995
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
           1.51%, 10/05/04                            57,000              56,991
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           1.56%, 10/20/04                            25,000              24,979
           1.61%, 10/25/04                            69,000              68,926
           1.66%, 11/03/04                            63,818              63,721
           1.67%, 11/03/04                            67,017              66,915
           1.31%, 11/04/04                            10,000               9,988
           1.50%, 11/09/04                            30,000              29,952
           1.83%, 11/15/04                            16,000              15,963

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
           1.75%, 11/23/04                                  4,500          4,488
           1.81%, 11/30/04                                 82,263         82,016
           1.95%, 03/01/05                                317,000        314,434
           2.07%, 03/01/05                                 45,000         44,613
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
           1.58%, 10/19/04                                 20,000         19,984
           1.65%, 11/09/04                                 35,000         34,938
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           1.60%, 10/22/04                                 40,000         39,963
           1.61%, 10/25/04                                 50,000         49,947
           1.68%, 11/17/04                                 17,992         17,953
   *+ Mont Blanc Capital Corp., Section 4(2) /
      144A
           1.57%, 10/20/04                                 26,000         25,979
           1.67%, 11/08/04                                 50,000         49,912
           1.83%, 12/13/04                                 50,000         49,815
      MORGAN STANLEY
           1.75%, 10/27/04                                100,000         99,874
           1.78%, 11/01/04                                100,000         99,847
           1.79%, 11/08/04                                415,000        414,216
      NATIONWIDE BUILDING SOCIETY U.S.
           1.92%, 12/29/04                                 82,000         81,612
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) /
      144A Series 2000A
           1.70%, 10/12/04                                 20,000         19,990
           1.54%, 10/13/04                                 75,000         74,962
           1.70%, 10/15/04                                 53,000         52,965
           1.72%, 10/22/04                                 25,000         24,975
           1.80%, 11/02/04                                 76,000         75,878
           1.67%, 11/17/04                                 90,000         89,805
   *+ NIEUW AMSTERDAM RECEIVABLES CORP. SECTION 4(2) /
      144A
           1.54%, 10/12/04                                 43,841         43,821
           1.72%, 10/21/04                                 25,053         25,029
           1.75%, 10/22/04                                 30,056         30,025
           1.84%, 12/13/04                                 41,950         41,794
           1.80%, 11/04/04                                 60,000         59,898
    + NORDEA NORTH AMERICA, INC.
           1.76%, 12/03/04                                100,000         99,694
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
           1.61%, 10/04/04                                 29,500         29,496
           1.72%, 10/22/04                                 21,269         21,248
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           1.55%, 10/01/04                                201,000        201,000
           1.61%, 10/04/04                                 49,000         48,993
           1.70%, 10/14/04                                 31,000         30,981
           1.74%, 10/15/04                                 12,000         11,992
           1.77%, 10/15/04                                 55,000         54,962
           1.67%, 11/03/04                                 15,800         15,776
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
           1.83%, 12/10/04                                 37,969         37,835
   *+ RANGER FUNDING CO., L.L.C., SECTION 4(2) /
      144A
           1.72%, 10/14/04                                 50,000         49,969
           1.72%, 10/19/04                                 50,000         49,957
           1.66%, 11/15/04                                 17,960         17,923
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
      INC.
           2.12%, 04/05/05                                 88,000         87,045
    *+SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           1.54%, 10/13/04                                 25,100         25,087
           1.54%, 10/15/04                                 90,572         90,518
           1.55%, 10/15/04                                100,000         99,940
           1.69%, 11/17/04                                 18,000         17,961
           1.68%, 11/22/04                                 63,288         63,135
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.81%, 12/10/04                                 85,000         84,703
           1.82%, 12/10/04                                 34,000         33,880
           2.12%, 03/22/05                                 58,000         57,418
      SKANDINAVISKA ENSKILDA BANKEN AB
           1.83%, 11/17/04                                 27,000         26,936
    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) /
      144A
           1.56%, 10/19/04                                100,000         99,922
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) /
      144A
           1.53%, 10/12/04                                 35,198         35,182
           1.71%, 10/20/04                                 35,888         35,856
           1.61%, 10/25/04                                 30,000         29,968
           1.78%, 11/01/04                                 17,685         17,658
           1.82%, 12/07/04                                 45,207         45,055
           1.87%, 12/20/04                                 10,166         10,124
           1.90%, 12/21/04                                 24,000         23,898
   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) /
      144A
           1.62%, 10/04/04                                170,260        170,237
   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) /
      144A
           1.62%, 10/04/04                                 55,472         55,465
    + UBS Finance (Delaware) Inc.
           1.84%, 12/20/04                                 27,000         26,890
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
           1.66%, 11/01/04                                 23,239         23,206
           1.66%, 11/02/04                                 16,069         16,045
           1.67%, 11/08/04                                 27,386         27,338
           2.02%, 02/07/05                                 13,000         12,907
           1.92%, 02/22/05                                 30,306         30,076
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           1.62%, 10/05/04                                 70,000         69,987
           1.67%, 10/13/04                                 50,000         49,972
           1.79%, 11/01/04                                 57,245         57,157
           1.84%, 12/08/04                                 44,000         43,848
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
           1.54%, 10/14/04                                121,000        120,933
                                                                     -----------
                                                                      15,225,518
      CERTIFICATES OF DEPOSIT  31.3%
      --------------------------------------------------------------------------
      AMERICAN EXPRESS CENTURION BANK
           1.69%, 10/19/04                                 45,000         45,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           1.50%, 10/08/04                                248,000        248,000
           1.70%, 11/29/04                                175,000        175,000
           1.91%, 12/29/04                                228,000        228,000
           2.02%, 03/02/05                                 35,000         35,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                      FACE AMOUNT           VALUE
      RATE, MATURITY DATE                         ($ x 1,000)        ($ x 1,000)
      BARCLAYS BANK, PLC
           1.09%, 10/01/04                            180,000            180,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.50%, 05/06/05                            250,000            249,978
           1.71%, 05/23/05                             68,000             67,993
      BNP PARIBAS
           1.50%, 10/07/04                            350,000            350,000
           1.52%, 10/12/04                             90,000             90,000
           1.53%, 10/18/04                            185,000            185,000
           1.50%, 11/19/04                            150,000            150,000
           1.71%, 11/29/04                             26,000             26,000
           1.82%, 12/16/04                            431,000            431,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           1.68%, 11/29/04                             97,000             97,000
           1.68%, 11/30/04                            525,000            525,000
      CITIBANK, N.A.
           1.60%, 10/28/04                            343,000            343,000
           1.60%, 10/29/04                            160,000            160,000
           1.63%, 10/29/04                            279,000            279,000
           1.66%, 11/22/04                            278,000            278,000
           1.67%, 11/23/04                             88,000             88,000
           1.68%, 11/23/04                             95,000             95,000
           1.68%, 11/24/04                            100,000            100,000
           1.71%, 11/24/04                            297,000            297,000
      CREDIT SUISSE FIRST BOSTON
           1.50%, 10/07/04                            210,000            210,000
           1.60%, 11/15/04                            140,000            140,000
           1.81%, 12/10/04                            212,000            212,000
      DANSKE BANK A/S
           1.95%, 01/05/05                            111,000            111,000
      DEUTSCHE BANK, AG
           1.41%, 10/15/04                            400,000            400,000
           1.42%, 10/27/04                            165,000            165,000
           1.80%, 12/13/04                            160,000            160,000
           1.82%, 12/15/04                             90,000             90,000
           1.60%, 05/20/05                            200,000            200,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                            120,000            119,989
      FIRST TENNESSEE BANK, N.A.
           1.80%, 11/05/04                             75,000             75,000
           1.65%, 11/10/04                             15,000             14,999
      FORTIS BANK
           1.67%, 10/13/04                             38,000             38,000
           1.57%, 10/21/04                            185,000            185,000
           1.77%, 12/08/04                            103,000            103,000
    + HBOS TREASURY SERVICES, PLC
           1.57%, 10/22/04                            118,000            118,000
           1.67%, 11/23/04                            100,000            100,000
           1.74%, 12/01/04                             46,000             46,000
           1.74%, 12/03/04                             45,000             45,000
      HSBC BANK USA
           1.52%, 10/13/04                             30,000             30,000
           1.60%, 11/09/04                            217,000            217,002
      HSH NORDBANK, AG
           1.42%, 10/29/04                             42,000             42,000
           1.51%, 04/18/05                             16,000             16,000
           1.61%, 05/20/05                             99,000             98,988
      ING BANK, NV
           1.54%, 10/06/04                            645,000            645,000
           1.51%, 10/07/04                             25,000             25,000
           1.54%, 10/18/04                             61,000             61,000
      LANDESBANK BADEN-WURTTEMBERG
           1.60%, 10/29/04                             80,000             80,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           1.10%, 10/06/04                             60,000             60,000
      LLOYDS TSB BANK, PLC
           1.74%, 12/03/04                            115,000            115,000
           2.04%, 03/01/05                             55,000             55,000
           2.02%, 03/04/05                             30,000             30,000
      NATIONWIDE BUILDING SOCIETY
           1.47%, 10/19/04                            100,000             99,987
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.51%, 05/13/05                            150,000            149,982
           1.63%, 05/16/05                             33,000             32,997
           1.60%, 05/20/05                             33,000             33,000
      ROYAL BANK OF SCOTLAND, PLC
           1.51%, 11/19/04                            155,000            154,998
           1.75%, 05/27/05                            246,000            245,976
           2.17%, 07/01/05                            145,000            144,973
      SAN PAOLO IMI SPA
           1.54%, 10/07/04                             60,000             60,000
           1.54%, 10/18/04                            574,000            574,000
      SKANDINAVISKA ENSKILDA BANKEN
           1.55%, 10/19/04                            100,000            100,000
           1.62%, 10/29/04                             70,000             70,000
      SOCIETE GENERALE
           1.09%, 10/05/04                            115,000            115,000
           1.69%, 11/30/04                            200,000            200,000
      SOUTHTRUST BANK
           1.66%, 11/19/04                            100,000            100,000
           1.75%, 12/01/04                             10,000              9,999
      TORONTO DOMINION BANK
           1.54%, 10/06/04                             60,000             60,000
           1.55%, 10/19/04                             90,000             90,000
           1.66%, 11/12/04                             88,000             87,996
           1.65%, 11/17/04                            190,000            190,000
      UBS, AG
           1.42%, 11/12/04                            100,000             99,999
           1.68%, 11/29/04                            350,000            350,003
           1.69%, 12/01/04                            110,000            110,000
           1.40%, 04/04/05                            100,000             99,992
           1.86%, 06/07/05                            150,000            149,980
      UNICREDITO ITALIANO SPA
           1.60%, 10/27/04                            268,000            268,000
           1.66%, 11/12/04                            100,000            100,000
           1.77%, 12/07/04                            335,000            335,003
           2.00%, 02/28/05                             67,000             67,001
      WASHINGTON MUTUAL BANK
           1.53%, 10/13/04                             97,000             97,000
           1.53%, 10/14/04                            100,000            100,000
      WASHINGTON MUTUAL BANK, FA
           1.56%, 10/01/04                            185,000            185,000
      WELLS FARGO BANK, N.A.
           1.60%, 10/01/04                            104,000            104,000
           1.61%, 10/05/04                             50,000             50,000
           1.63%, 10/12/04                             32,000             32,000
           1.65%, 10/12/04                            275,000            275,000
           1.70%, 10/21/04                            330,000            330,000
           1.76%, 10/26/04                             35,000             35,000
           1.76%, 10/28/04                            102,000            102,000
      WILMINGTON TRUST CO.
           1.77%, 12/10/04                             46,000             46,000
                                                                     -----------
                                                                      14,185,835

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                     FACE AMOUNT            VALUE
      RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
      PROMISSORY NOTES  1.9%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           1.27%, 10/06/04                            13,000              13,000
           1.31%, 11/02/04                            50,000              50,000
           1.33%, 11/08/04                            30,000              30,000
           1.24%, 12/17/04                           190,000             190,000
           1.94%, 02/18/05                           198,000             198,000
           2.01%, 02/24/05                           145,000             145,000
    o THE GOLDMAN SACHS GROUP, INC., 144A
           1.79%, 10/11/04                           225,000             225,000
                                                                     -----------
                                                                         851,000

      BANK NOTES  0.7%
      --------------------------------------------------------------------------
      LASALLE NATIONAL BANK, N.A.
           1.50%, 10/05/04                           186,000             186,000
      STANDARD FEDERAL BANK, N.A.
           1.77%, 11/01/04                           149,000             149,000
                                                                     -----------
                                                                         335,000

      U.S. GOVERNMENT SECURITIES  1.4% of
      net assets

      COUPON NOTES 1.4%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.43%, 02/09/05                           295,000             295,000
           1.35%, 04/28/05                            70,000              70,000
           1.50%, 05/09/05                           125,000             125,000
           1.61%, 05/13/05                           100,000             100,000
      FEDERAL HOME LOAN BANK
           1.60%, 11/08/04                            40,275              40,275
                                                                     -----------
                                                                         630,275

      VARIABLE-RATE OBLIGATIONS 15.8% of
      net assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT
      CORPS., CALIFORNIA
      RB (Public Pole Institute) Series 2002B
           1.92%, 10/07/04                            17,870              17,870
    + ALBUQUERQUE, NEW MEXICO AIRPORT
      RB Series 2000B
           1.89%, 10/07/04                            16,200              16,200
      BANK OF NEW YORK CO., INC., 144A
           1.86%, 10/27/04                            75,000              75,000
      BARCLAYS BANK, PLC
           1.68%, 10/15/04                           585,000             584,829
           1.77%, 10/25/04                            50,000              49,990
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.79%, 10/29/04                            50,000              49,999
      BNP PARIBAS
           1.74%, 10/22/04                           400,000             399,866
    + BROOKS COUNTY, GEORGIA DEVELOPMENT
      AUTHORITY
      RB (Langboard, Inc. Project)
           1.84%, 10/07/04                            10,000              10,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           1.81%, 10/15/04                           100,000             100,000
    + CFM INTERNATIONAL, INC., 144A
           1.84%, 10/07/04                            22,030              22,030
      CHASE MANHATTAN BANK  (USA)
           1.70%, 10/12/04                           150,000             150,000
    + COOK COUNTY, ILL.
      Series 2004D
           1.87%, 10/07/04                            30,000              30,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           1.74%, 10/15/04                            47,000              46,999
           1.87%, 12/10/04                            99,000              99,028
      FANNIE MAE
           1.47%, 10/04/04                           195,000             194,872
           1.72%, 10/29/04                           280,000             279,878
      FEDERAL HOME LOAN BANK
           1.59%, 10/05/04                           250,000             249,873
   +o GE LIFE & ANNUITY ASSURANCE CO., 144A
           1.75%, 10/01/04                           150,000             150,000
           1.75%, 11/01/04                            50,000              50,000
      GENERAL ELECTRIC CAPITAL CORP.
           1.84%, 10/12/04                           175,000             175,000
           1.87%, 10/18/04                            75,000              75,000
           2.01%, 12/15/04                            40,000              40,035
      HSH NORDBANK, AG
           1.59%, 10/01/04                            90,000              89,992
           1.68%, 10/12/04                            80,000              79,977
           1.77%, 10/29/04                           100,000              99,990
      LANDESBANK BADEN-WURTTEMBERG
           1.75%, 09/30/04                           110,000             109,991
           1.78%, 10/25/04                            50,000              49,992
           1.61%, 11/12/04                            75,000              74,999
           1.82%, 12/15/04                            50,000              49,997
    * LIBERTY LIGHTHOUSE U.S.
      CAPITAL CO. L.L.C. 4(2) /
      144A
           1.80%, 10/25/04                            50,000              50,000
           1.80%, 10/26/04                            75,000              74,986
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
           1.61%, 10/01/04                           100,000              99,997
           1.76%, 10/20/04                           100,000              99,986
           1.80%, 10/25/04                            80,000              79,987
           1.83%, 10/26/04                            25,000              25,001
   *+ LINKS FINANCE, L.L.C., SECTION 4(2) / 144A
           1.72%, 10/08/04                            40,000              40,000
    + LOANSTAR ASSETS PARTNERS II, L.P.
           1.83%, 10/07/04                            45,000              45,000
    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond Series 1997
           1.86%, 10/07/04                             4,100               4,100
    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
           1.99%, 10/07/04                            32,630              32,630
      Series 2001A67
           1.99%, 10/07/04                            35,065              35,065
      Series 2001A7
           1.99%, 10/07/04                            15,470              15,470
      MERRILL LYNCH & CO, INC.
           1.60%, 10/01/04                           100,000             100,000
    o METROPOLITAN LIFE INSURANCE CO., 144A
           1.70%, 11/01/04                            50,000              50,000
           1.77%, 11/01/04                           100,000             100,000
    o MONUMENTAL LIFE INSURANCE CO., 144A
           1.81%, 10/01/04                           100,000             100,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue Taxable Bonds
      (Barnes & Noble, Inc. Distribution & Freight
      Consolidation Center Project) Series 1995A
           1.81%, 10/07/04                                13,310          13,310
      Adjustable Rate Lease Revenue Taxable Bonds
      (Barnes & Noble, Inc. Distribution & Freight
      Consolidation Center Project) Series 1995B
           1.81%, 10/07/04                                10,000          10,000
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002A
           1.81%, 10/07/04                                22,045          22,045
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002B
           1.81%, 10/07/04                                20,000          20,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.76%, 10/25/04                               135,000         134,991
           1.68%, 10/12/04                                80,000          79,979
      ROYAL BANK OF CANADA
           1.62%, 10/04/04                               150,000         149,981
      ROYAL BANK OF CANADA, 144A
           1.72%, 10/12/04                                60,000          60,000
    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue Taxable Bonds Series
      2003A
           1.92%, 10/07/04                                10,000          10,000
    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
      Series 2003
           1.88%, 10/07/04                                10,200          10,200
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           1.72%, 10/12/04                               195,000         195,000
           1.71%, 10/15/04                                70,000          69,991
           1.72%, 10/15/04                               100,000          99,994
           1.73%, 10/15/04                                60,000          60,000
           1.75%, 10/15/04                                65,000          65,009
           1.77%, 10/15/04                                80,000          79,977
           1.79%, 10/15/04                                19,000          18,995
           1.76%, 10/20/04                                50,000          49,993
           1.78%, 10/20/04                               105,000         104,999
           1.79%, 10/25/04                               145,000         144,986
           1.79%, 11/01/04                                72,000          71,982
    + SISTERS OF MERCY OF THE AMERICAS REGIONAL
      COMMUNITY OF OMAHA, NEBRASKA
      Series 2001
           1.84%, 10/07/04                                11,860          11,860
    o TRAVELERS INSURANCE CO., 144A
           1.75%, 11/01/04                               100,000         100,000
      UBS, AG
           1.83%, 10/18/04                               720,000         719,824
      WELLS FARGO & CO.
           1.98%, 12/24/04                               150,000         150,074
      WELLS FARGO & CO., 144A
           1.69%, 10/04/04                                75,000          75,000
           1.73%, 10/15/04                               125,000         125,000
      WESTLB, AG
           1.76%, 10/20/04                                50,000          49,990
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
           1.76%, 10/18/04                                84,000          83,998
                                                                     -----------
                                                                       7,160,807

                                               MATURITY AMOUNT          VALUE
      SECURITY                                   ($ x 1,000)         ($ x 1,000)

      OTHER INVESTMENTS  15.2% of net assets

      REPURCHASE AGREEMENTS  15.2%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES, L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $714,000
      1.90%, issued 09/30/04,
      due 10/01/04                                   700,037             700,000
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $192,781
      1.90%, issued 09/30/04,
      due 10/01/04                                   189,010             189,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $170,250
      1.90%, issued 09/30/04,
      due 10/01/04                                   166,918             166,908
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $816,000
      1.90%, issued 09/30/04,
      due 10/01/04                                   600,032             600,000
      1.73%, issued 09/14/04,
      due 10/07/04                                   200,221             200,000
      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $102,003
      1.70%, issued 09/10/04,
      due 10/01/04                                   100,128             100,000
      1.64%, issued 08/13/04,
      due 10/07/04                                   200,501             200,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $2,115,732
      1.90%, issued 09/30/04,
      due 10/01/04                                   800,042             800,000
      1.66%, issued 08/17/04,
      due 10/07/04                                   190,447             190,000
      1.70%, issued 08/24/04,
      due 10/07/04                                   110,229             110,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      1.78%, issued 09/23/04,
      due 10/07/04                                    41,028              41,000
      1.81%, issued 09/08/04,
      due 10/07/04                                   160,233             160,000
      1.82%, issued 09/15/04,
      due 10/07/04                                   347,386             347,000
      1.90%, issued 09/27/04,
      due 10/07/04                                   425,224             425,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $2,928,438
      1.90%, issued 09/30/04,
      due 10/01/04                                   800,042             800,000
      1.59%, issued 07/27/04,
      due 10/07/04                                   401,272             400,000
      1.64%, issued 08/13/04,
      due 10/07/04                                   305,764             305,000
      1.65%, issued 08/16/04,
      due 10/07/04                                   253,603             253,000
      1.78%, issued 09/24/04,
      due 10/07/04                                   130,084             130,000
      1.78%, issued 09/23/04,
      due 10/07/04                                   401,272             400,000
      1.82%, issued 09/14/04,
      due 10/07/04                                   200,233             200,000
      1.92%, issued 09/29/04,
      due 10/07/04                                   183,078             183,000
                                                                     -----------
                                                                       6,899,908

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $45,288,343.

The fund's portfolio holdings include illiquid restricted securities worth $1,401,000 or 3.1% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $12,374,173 or 27.3% of the fund's total net assets.

At September 30, 2004 portfolio holdings included illiquid restricted securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                    FACE AMOUNT            VALUE
      MATURITY DATE                              ($ x 1,000)         ($ x 1,000)
    + GE LIFE & ANNUITY ASSURANCE CO., 144A
           1.75%, 05/03/04, 10/01/04                 150,000             150,000
           1.75%, 02/02/04, 11/01/04                  50,000              50,000
                                                                     -----------
                                                                         200,000

      METROPOLITAN LIFE INSURANCE CO., 144A
           1.70%,12/28/00,11/01/04                    50,000              50,000
           1.77%,02/02/04,11/01/04                   100,000             100,000
                                                                     -----------
                                                                         150,000

      MONUMENTAL LIFE INSURANCE CO., 144A
            1.81%,06/09/93,10/01/04,                 100,000             100,000

      THE GOLDMAN SACHS GROUP, INC.
            1.27%,01/09/04, 10/06/04                  13,000              13,000
            1.31% 02/06/04, 11/02/04                  50,000              50,000
            1.33%,02/11/04, 11/08/04                  30,000              30,000
            1.24%,03/23/04, 12/17/04                 190,000             190,000
            1.94%,08/18/04, 02/18/05                 198,000             198,000
            2.01%,08/30/04, 02/24/05                 145,000             145,000

      THE GOLDMAN SACHS GROUP, INC., 144A
            1.79%,07/07/04, 10/11/04                 225,000             225,000
                                                                     -----------
                                                                         851,000
      TRAVELERS INSURANCE CO., 144A
            1.75%,10/31/03, 11/01/04                 100,000             100,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 41.0%  U.S. GOVERNMENT SECURITIES                      1,132,970      1,132,970
 13.5%  VARIABLE-RATE OBLIGATIONS                         374,014        374,014
 45.4%  OTHER INVESTMENTS                               1,256,476      1,256,476
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               2,763,460      2,763,460
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                  2,734
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,766,194

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)

      U.S. GOVERNMENT SECURITIES 41.0% of net assets

      COUPON NOTES 11.4%
      --------------------------------------------------------------------------
      FANNIE MAE
         1.40%, 02/25/05                                   20,000         20,000
         1.35%, 04/28/05                                   20,000         20,000
         1.61%, 05/13/05                                   15,000         15,000
      FEDERAL HOME LOAN BANK
         1.59%, 10/05/04                                   60,000         59,970
         3.63%, 10/15/04                                   40,500         40,537
         1.60%, 11/08/04                                   15,000         15,000
         4.13%, 11/15/04                                   13,500         13,543
         1.46%, 11/17/04                                   15,000         15,000
         1.41%, 12/13/04                                   15,000         14,996
         1.50%, 02/28/05                                   10,000         10,000
         1.40%, 04/01/05                                   15,000         15,000
         4.13%, 05/13/05                                   10,000         10,152
      FREDDIE MAC
         3.25%, 11/15/04                                   10,885         10,906
         1.88%, 01/15/05                                   20,000         19,999
         3.88%, 02/15/05                                   10,000         10,098
         1.32%, 02/23/05                                   25,000         25,000
                                                                     -----------
                                                                         315,201
      DISCOUNT NOTES 29.6%
      --------------------------------------------------------------------------
      FANNIE MAE
         1.54%, 10/01/04                                   30,000         30,000
         1.56%, 10/01/04                                   53,000         53,000
         1.11%, 10/12/04                                    8,533          8,530
         1.17%, 10/13/04                                   15,000         14,994
         1.39%, 10/15/04                                   15,000         14,992
         1.63%, 11/01/04                                   50,000         49,930
         1.71%, 11/01/04                                   13,543         13,523
         1.16%, 11/12/04                                    8,000          7,989
         1.64%, 11/17/04                                   30,000         29,936
         1.65%, 11/17/04                                    2,535          2,530
         1.52%, 12/01/04                                   15,000         14,962
         1.71%, 12/01/04                                   25,000         24,928
         1.76%, 12/01/04                                   14,367         14,324
         1.09%, 12/10/04                                   40,000         39,916
         1.81%, 12/15/04                                   20,000         19,925
         1.86%, 12/22/04                                   35,000         34,852
         1.90%, 12/22/04                                   62,906         62,635
         1.33%, 01/07/05                                   15,000         14,947
         1.89%, 03/02/05                                   25,000         24,802
         1.91%, 03/02/05                                   15,000         14,880
         1.39%, 03/28/05                                   10,000          9,932
      FREDDIE MAC
         1.49%, 10/05/04                                    6,050          6,049
         1.11%, 10/07/04                                    5,519          5,518
         1.51%, 10/12/04                                    4,841          4,839
         1.51%, 10/15/04                                   25,000         24,985
         1.10%, 10/18/04                                   31,269         31,253
         1.50%, 10/18/04                                    4,344          4,341
         1.50%, 10/20/04                                   14,300         14,289
         1.61%, 11/02/04                                   30,000         29,957
         1.41%, 11/04/04                                   10,000          9,987
         1.72%, 11/15/04                                   19,146         19,105
         1.65%, 11/23/04                                   25,000         24,940
         1.71%, 11/23/04                                   11,660         11,631
         1.71%, 11/30/04                                   22,000         21,938
         1.72%, 12/02/04                                    2,991          2,982
         1.63%, 12/07/04                                   28,000         27,916
         1.79%, 12/13/04                                   18,012         17,947
         1.86%, 12/21/04                                   10,000          9,958
         1.73%, 12/27/04                                   10,000          9,959
         2.09%, 03/29/05                                   24,000         23,753
         1.38%, 04/05/05                                   15,000         14,895
                                                                     -----------
                                                                         817,769
      VARIABLE-RATE OBLIGATIONS  13.5% of net assets

      FANNIE MAE
         1.47%, 10/04/04                                   30,000         29,980
         1.72%, 10/29/04                                   50,000         49,978
         1.68%, 12/06/04                                   50,000         49,972
         1.74%, 12/09/04                                   40,000         39,981
      FEDERAL HOME LOAN BANK
         1.68%, 10/18/04                                   50,000         49,983
         1.75%, 10/26/04                                   40,000         39,993
         1.90%, 12/30/04                                   50,000         49,999
      FREDDIE MAC
         1.54%, 10/07/04                                   64,125         64,128
                                                                     -----------
                                                                         374,014

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued


                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS 45.4% of net assets

      REPURCHASE AGREEMENTS 45.4%
      --------------------------------------------------------------------------
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $360,564
      1.90%, issued 09/30/04,
      due 10/01/04                                        208,011        208,000
      1.30%, issued 05/03/04,
      due 10/07/04                                         20,113         20,000
      1.53%, issued 07/19/04,
      due 10/07/04                                         65,221         65,000
      1.56%, issued 07/23/04,
      due 10/07/04                                         60,198         60,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $265,686
      1.90%, issued 09/30/04,
      due 10/01/04                                        210,487        210,476
      1.61%, issued 09/02/04,
      due 10/05/04                                         25,037         25,000
      1.61%, issued 09/03/04,
      due 10/05/04                                         25,036         25,000
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $40,800
      1.73%, issued 09/14/04,
      due 10/07/04                                         40,044         40,000
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $252,962
      1.90%, issued 09/30/04,
      due 10/01/04                                        208,011        208,000
      1.55%, issued 07/06/04,
      due 10/04/04                                         40,155         40,000
      LEHMAN BROTHERS, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $66,305
      1.64%, issued 08/13/04,
      due 10/07/04                                         25,063         25,000
      1.65%, issued 08/18/04,
      due 10/07/04                                         25,057         25,000
      1.70%, issued 09/10/04,
      due 10/07/04                                         15,019         15,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $122,400
      1.60%, issued 08/17/04,
      due 10/07/04                                         40,091         40,000
      1.61%, issued 08/19/04,
      due 10/07/04                                         20,044         20,000
      1.66%, issued 08/20/04,
      due 10/07/04                                         30,066         30,000
      1.68%, issued 08/23/04,
      due 10/07/04                                         30,063         30,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $173,416
      1.55%, issued 08/04/04,
      due 10/06/04                                         30,081         30,000
      1.50%, issued 07/12/04,
      due 10/07/04                                         35,127         35,000
      1.60%, issued 07/30/04,
      due 10/07/04                                         20,061         20,000
      1.65%, issued 08/16/04,
      due 10/07/04                                         40,095         40,000
      1.82%, issued 09/15/04,
      due 10/07/04                                         20,022         20,000
      1.86%, issued 09/20/04,
      due 10/07/04                                         25,022         25,000
                                                                     -----------
                                                                       1,256,476

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $2,763,460.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 64.9%  FIXED-RATE OBLIGATIONS                         17,823,969     17,823,969
  1.5%  U.S. GOVERNMENT SECURITIES                        419,537        419,537
 15.0%  VARIABLE-RATE OBLIGATIONS                       4,114,282      4,114,282
 18.5%  OTHER INVESTMENTS                               5,065,855      5,065,855
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              27,423,643     27,423,643
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                 34,445
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    27,458,088

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      FIXED-RATE OBLIGATIONS  64.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  34.8%
      --------------------------------------------------------------------------
      AB SPINTAB
         1.61%, 10/27/04                                   25,000         24,971
         1.61%, 10/29/04                                   85,000         84,894
         1.83%, 12/15/04                                   25,000         24,905
      AMSTEL FUNDING CORP., SECTION 4(2) / 144A
         1.67%, 11/15/04                                  100,000         99,792
         1.84%, 12/13/04                                   35,000         34,870
      AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
         1.67%, 10/12/04                                   44,000         43,978
         1.55%, 10/19/04                                   36,000         35,972
         1.72%, 10/20/04                                   42,000         41,962
         1.72%, 10/21/04                                   73,000         72,930
         1.79%, 10/25/04                                   44,400         44,347
      ANZ NATIONAL (INT'L) LTD.
         1.54%, 10/14/04                                   42,000         41,977
         1.58%, 10/21/04                                   75,000         74,935
         1.58%, 10/22/04                                   20,000         19,982
      AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
         1.53%, 10/06/04                                   36,000         35,992
         1.68%, 11/16/04                                   50,000         49,893
         1.82%, 12/08/04                                   38,000         37,870
         2.08%, 03/21/05                                   10,000          9,902
      ASAP FUNDING, LTD., SECTION 4(2) / 144A
         1.81%, 10/28/04                                   92,000         91,875
         1.84%, 11/15/04                                   12,000         11,972
         1.76%, 11/17/04                                   85,000         84,806
      ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
         1.73%, 10/13/04                                   18,932         18,921
      ATLANTIS ONE FUNDING CORP., SECTION 4(2) /
      144A
         1.64%, 10/04/04                                   53,265         53,258
         1.82%, 11/18/04                                   38,396         38,303
         1.68%, 11/22/04                                   80,910         80,715
         1.82%, 12/01/04                                   41,000         40,874
         1.77%, 12/02/04                                   42,257         42,129
      BANK OF AMERICA CORP
         1.63%, 10/28/04                                  405,000        404,508
         1.66%, 11/10/04                                   17,000         16,969
      BETA FINANCE, INC., SECTION 3C7 / 144A
         1.57%, 10/22/04                                   13,000         12,988
         1.66%, 11/10/04                                   79,000         78,855
         1.68%, 11/18/04                                   30,000         29,933
      CC (USA), INC., SECTION 3C7 / 144A
         1.58%, 10/22/04                                   12,000         11,989
         1.60%, 10/26/04                                   32,500         32,464
         1.66%, 11/08/04                                   39,000         38,932
         2.09%, 03/24/05                                    5,000          4,950
      CDC COMMERCIAL PAPER CORP., SECTION 4(2) /
      144A
         2.06%, 03/03/05                                   28,000         27,757
      CITICORP
         1.77%, 10/27/04                                   38,000         37,951
         1.80%, 11/02/04                                   77,000         76,877
         1.68%, 11/19/04                                   95,000         94,784
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
         1.55%, 10/20/04                                   95,000         94,923
         1.76%, 10/25/04                                   98,000         97,885
         1.66%, 11/15/04                                  324,000        323,332
      CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
         1.61%, 10/04/04                                  100,000         99,987
         1.60%, 10/22/04                                   59,000         58,945
         1.79%, 11/08/04                                   30,000         29,943
      CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      CLASS C NOTES
         1.79%, 10/18/04                                   96,367         96,286
      SERIES A
         1.53%, 10/05/04                                   82,920         82,906
         1.55%, 10/06/04                                   55,590         55,578
         1.67%, 10/08/04                                   38,848         38,835
         1.55%, 10/12/04                                   25,000         24,988
         1.62%, 11/08/04                                   70,000         69,881
         1.67%, 11/16/04                                   15,000         14,968
      SERIES B
         1.75%, 10/12/04                                   55,000         55,000
      CROWN POINT CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
         1.67%, 10/04/04                                   85,000         84,988
         1.53%, 10/06/04                                   81,577         81,560
         1.56%, 10/20/04                                   93,000         92,924
         1.77%, 12/13/04                                  106,354        105,974

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
         1.55%, 10/04/04                                   93,000         92,988
         1.62%, 10/05/04                                  182,000        181,967
         1.67%, 10/08/04                                  153,000        152,951
         1.80%, 11/04/04                                  158,000        157,732
         1.82%, 12/09/04                                  103,000        102,643
      DANSKE CORP.
         1.60%, 10/07/04                                  100,000         99,973
      DEPFA BANK, PLC, SECTION 4(2) / 144A
         1.51%, 10/04/04                                   67,000         66,992
      DEUTSCHE BANK FINANCIAL, L.L.C
         2.06%, 03/03/05                                  200,000        198,266
      DORADA FINANCE, INC., SECTION 3C7 / 144A
         1.66%, 11/10/04                                   40,000         39,926
      EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
         1.51%, 10/08/04                                   68,000         67,980
      EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
         1.54%, 10/13/04                                   47,000         46,976
         1.54%, 10/15/04                                   25,000         24,985
         1.56%, 10/15/04                                   23,000         22,986
         1.77%, 10/19/04                                   13,000         12,988
         1.57%, 10/20/04                                   26,000         25,979
         1.68%, 11/16/04                                   10,000          9,979
      FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) /
      144A
         1.61%, 10/04/04                                   43,602         43,596
         1.61%, 10/05/04                                   14,000         13,997
         2.14%, 03/28/05                                    9,178          9,082
      FALCON ASSET SECURITIZATION CORP., SECTION
      4(2) / 144A
         1.69%, 10/12/04                                   95,242         95,193
         1.79%, 10/20/04                                   42,850         42,809
      GALAXY FUNDING, INC., SECTION 4(2) / 144A
         1.54%, 10/14/04                                   28,000         27,984
         1.68%, 11/23/04                                   89,500         89,280
         1.76%, 12/01/04                                   36,851         36,742
      GENERAL ELECTRIC CAPITAL CORP.
         1.51%, 10/05/04                                   70,000         69,988
         1.65%, 11/08/04                                  150,000        149,740
         1.67%, 11/17/04                                  265,000        264,426
         1.67%, 11/22/04                                  137,000        136,671
      GENERAL ELECTRIC CAPITAL SERVICES
         1.67%, 11/23/04                                   65,000         64,841
      GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
         1.68%, 10/04/04                                   47,500         47,493
         1.73%, 10/15/04                                   92,000         91,938
      GRAMPIAN FUNDING, L.L.C., SECTION 4(2) /
      144A
         1.56%, 10/19/04                                   78,000         77,940
         1.67%, 11/16/04                                   83,000         82,824
         1.81%, 12/14/04                                   29,000         28,893
      GREYHAWK FUNDING, L.L.C., SECTION 4(2) /
      144A
         1.56%, 10/19/04                                   45,000         44,965
         1.80%, 11/01/04                                   40,000         39,938
      HBOS TREASURY SERVICES, PLC
         1.54%, 10/15/04                                   10,000          9,994
         1.76%, 12/14/04                                   18,000         17,935
      HSBC USA, INC
         1.52%, 10/08/04                                   33,000         32,990
         1.54%, 10/13/04                                   40,000         39,980
         1.83%, 12/17/04                                   45,000         44,824
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) /
      144A
         1.55%, 10/05/04                                  100,000         99,983
         1.55%, 10/15/04                                   10,000          9,994
      JUPITER SECURITIZATION CORP., SECTION 4(2) /
      144A
         1.62%, 10/01/04                                   50,000         50,000
         1.69%, 10/12/04                                  100,000         99,948
         1.72%, 10/14/04                                  150,000        149,907
      KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
         1.51%, 10/05/04                                   36,000         35,994
      LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
         1.61%, 10/25/04                                   56,000         55,940
         1.50%, 11/09/04                                   24,852         24,812
         1.83%, 11/15/04                                   24,600         24,544
         1.81%, 11/30/04                                   19,000         18,943
         1.95%, 03/01/05                                  171,000        169,616
         2.07%, 03/01/05                                  129,609        128,495
         2.09%, 03/02/05                                   15,000         14,869
      LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
         1.58%, 10/19/04                                   30,000         29,976
         1.68%, 11/22/04                                   35,000         34,916
      MANE FUNDING CORP., SECTION 4(2) / 144A
         1.62%, 10/25/04                                    8,446          8,437
   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) /
      144A
         1.62%, 10/06/04                                   35,000         34,992
         1.83%, 12/13/04                                   31,000         30,886
      MORGAN STANLEY
         1.79%, 11/08/04                                  248,000        247,531
      NATIONWIDE BUILDING SOCIETY U.S.
         1.92%, 12/29/04                                   19,000         18,910
      NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2)
       / 144A
         Series 2000A
         1.77%, 10/18/04                                   30,000         29,975
         1.72%, 10/21/04                                   50,000         49,952
         1.80%, 11/02/04                                   59,000         58,906
         1.68%, 11/19/04                                   56,000         55,873
      NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
         1.55%, 10/15/04                                   14,058         14,050
         1.71%, 10/18/04                                   23,049         23,030
         1.77%, 10/27/04                                   23,564         23,534
         1.80%, 11/04/04                                   40,000         39,932
         1.80%, 11/05/04                                   18,500         18,468
      NORDEA NORTH AMERICA, INC.
         1.76%, 12/03/04                                   77,000         76,764
      OLD LINE FUNDING, L.L.C., SECTION 4(2) /
      144A
         1.74%, 10/25/04                                   15,000         14,983
         1.68%, 11/22/04                                   65,000         64,843
      PARK AVENUE RECEIVABLE CO. L.L.C.
         1.61%, 10/01/04                                   21,036         21,036
      PARK GRANADA, L.L.C., SECTION 4(2) / 144A
         1.55%, 10/01/04                                   95,000         95,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      RANGER FUNDING CO., L.L.C., SECTION 4(2) /
      144A
         1.73%, 10/14/04                                   71,000         70,956
      SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
         2.12%, 04/05/05                                   85,000         84,078
      SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
         1.55%, 10/05/04                                    6,765          6,764
         1.54%, 10/15/04                                  100,000         99,940
         1.56%, 10/20/04                                   73,765         73,705
         1.76%, 11/29/04                                   12,054         12,019
         1.76%, 11/30/04                                   20,466         20,406
         1.81%, 12/10/04                                   43,294         43,142
      SIGMA FINANCE, INC., SECTION 3C7 / 144A
         1.54%, 10/13/04                                   30,000         29,985
         1.58%, 10/20/04                                   50,000         49,959
         2.12%, 03/22/05                                   68,000         67,318
      STADSHYPOTEK DELAWARE, INC., SECTION 4(2) /
      144A
         1.79%, 11/09/04                                   11,000         10,979
      TICONDEROGA FUNDING, L.L.C., SECTION 4(2) /
      144A
         1.69%, 10/08/04                                   79,440         79,414
      TRIPLE-A ONE FUNDING CORP., SECTION 4(2) /
      144A
         1.62%, 10/04/04                                   19,000         18,997
      WESTPAC CAPITAL CORP.
         1.09%, 10/01/04                                  100,000        100,000
      WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
         1.61%, 10/05/04                                   19,000         18,997
         1.53%, 10/06/04                                   25,069         25,064
         1.66%, 11/01/04                                   22,000         21,969
         1.64%, 11/02/04                                   35,155         35,104
         1.68%, 11/10/04                                    9,832          9,814
         2.07%, 03/17/05                                   31,048         30,753
      WINDMILL FUNDING CORP., SECTION 4(2) / 144A
         1.61%, 10/06/04                                   65,000         64,985
         1.67%, 10/13/04                                   70,000         69,961
         1.70%, 10/15/04                                   37,000         36,976
      YORKTOWN CAPITAL, L.L.C., SECTION 4(2) /
      144A
         1.61%, 10/08/04                                   10,000          9,997
         1.54%, 10/14/04                                   69,000         68,962
                                                                     -----------
                                                                       9,564,542
      CERTIFICATES OF DEPOSIT 28.2%
      --------------------------------------------------------------------------
      ABN-AMRO BANK, NV
         1.50%, 10/08/04                                  100,000        100,000
      ALLIANCE & LEICESTER, PLC
         1.66%, 11/18/04                                   18,000         18,000
      AMERICAN EXPRESS CENTURION BANK
         1.67%, 10/08/04                                  134,000        134,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A
         1.70%, 11/29/04                                  180,000        180,000
         1.91%, 12/29/04                                   66,000         66,000
         1.82%, 12/31/04                                  131,000        131,002
         2.02%, 03/02/05                                   36,000         36,000
      BAYERISCHE LANDESBANK GIROZENTRALE
         1.71%, 05/23/05                                   30,000         29,997
      BNP PARIBAS
         1.50%, 10/07/04                                  348,000        348,000
         1.52%, 10/12/04                                   60,000         60,000
         1.53%, 10/18/04                                  180,000        180,000
         1.82%, 12/16/04                                  226,000        226,000
         1.50%, 05/06/05                                  150,000        149,991
      CANADIAN IMPERIAL BANK OF COMMERCE
         1.68%, 11/29/04                                  315,000        315,000
      CITIBANK, N.A
         1.66%, 11/22/04                                   17,000         17,000
         1.67%, 11/23/04                                  270,000        270,000
         1.71%, 11/24/04                                  170,000        170,000
      CREDIT SUISSE FIRST BOSTON
         1.50%, 10/07/04                                   40,000         40,000
         1.60%, 11/15/04                                   60,000         60,000
         1.81%, 12/10/04                                  230,000        230,000
      DANSKE BANK A/S
         1.95%, 01/05/05                                   80,000         80,000
      DEUTSCHE BANK, AG
         1.41%, 10/15/04                                  285,000        285,000
         1.42%, 10/27/04                                   27,000         27,000
         1.50%, 11/19/04                                  100,000        100,000
         1.80%, 12/13/04                                   25,000         25,000
         1.60%, 05/20/05                                   40,000         40,000
      DEXIA BANK BELGIUM
         1.50%, 05/04/05                                   74,000         73,993
      FIRST TENNESSEE BANK, N.A
         1.65%, 11/10/04                                   50,000         49,997
      FORTIS BANK
         1.57%, 10/21/04                                  100,000        100,000
         1.77%, 12/08/04                                  139,000        139,000
      HBOS TREASURY SERVICES, PLC
         1.67%, 11/23/04                                   68,000         68,000
         1.74%, 12/01/04                                   50,000         50,000
      HSBC BANK USA
         1.60%, 11/09/04                                   80,000         80,001
      HSH NORDBANK, AG
         1.10%, 10/29/04                                   70,000         70,004
         1.42%, 10/29/04                                   18,000         18,000
         2.12%, 06/15/05                                   65,000         64,991
      ING BANK, NV
         1.54%, 10/06/04                                  290,000        290,000
         1.51%, 10/07/04                                   15,000         15,000
         1.54%, 10/18/04                                   55,000         55,000
      LANDESBANK BADEN-WURTTEMBERG
         1.60%, 10/29/04                                   48,000         48,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
         1.51%, 11/19/04                                   62,000         62,000
         1.52%, 05/13/05                                   20,000         20,000
      LLOYDS TSB BANK, PLC
         1.74%, 12/03/04                                   69,000         69,000
         2.04%, 03/01/05                                   39,000         39,000
         2.02%, 03/04/05                                   48,000         48,000
      NATIONWIDE BUILDING SOCIETY
         1.56%, 10/19/04                                   90,000         90,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
         1.50%, 05/06/05                                   30,000         30,000
         1.51%, 05/13/05                                   46,000         45,994
         1.63%, 05/16/05                                  117,000        116,989
         1.60%, 05/20/05                                   28,000         28,000
      NORDEA BANK FINLAND, PLC
         1.70%, 11/30/04                                  100,000        100,000
      ROYAL BANK OF SCOTLAND, PLC
         1.75%, 05/27/05                                   45,000         44,996
         2.17%, 07/01/05                                   75,000         74,986

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      SAN PAOLO IMI SPA
         1.54%, 10/07/04                                  150,000        150,000
         1.54%, 10/18/04                                   60,000         60,000
      SKANDINAVISKA ENSKILDA BANKEN
         1.55%, 10/19/04                                   88,500         88,500
         1.62%, 10/29/04                                   30,000         30,000
      SOCIETE GENERALE
         1.09%, 10/05/04                                   73,000         73,000
         1.50%, 10/07/04                                   87,000         87,000
         1.69%, 11/30/04                                   50,000         50,000
      SOUTHTRUST BANK
         1.66%, 11/19/04                                  100,000        100,000
      TORONTO DOMINION BANK
         1.54%, 10/06/04                                   40,000         40,000
         1.55%, 10/19/04                                  100,000        100,000
         1.66%, 11/12/04                                   10,000         10,000
         1.65%, 11/17/04                                   35,000         35,000
      UBS, AG
         1.42%, 11/12/04                                  200,000        199,999
         1.68%, 11/30/04                                  269,000        269,002
         1.40%, 04/04/05                                  200,000        199,985
      UNICREDITO ITALIANO SPA
         1.60%, 10/27/04                                  106,000        106,000
         1.66%, 11/12/04                                  100,000        100,000
         1.77%, 12/07/04                                   40,000         40,000
      WASHINGTON MUTUAL BANK
         1.56%, 10/01/04                                  110,000        110,000
      WASHINGTON MUTUAL BANK, FA
         1.53%, 10/14/04                                  110,000        110,000
      WELLS FARGO BANK, N.A.
         1.60%, 10/01/04                                  185,000        185,000
         1.70%, 10/18/04                                  192,000        192,000
         1.76%, 10/26/04                                  150,000        150,000
         1.76%, 10/28/04                                   20,000         20,000
      WILMINGTON TRUST CO.
         1.77%, 12/10/04                                   26,000         26,000
                                                                     -----------
                                                                       7,740,427
      PROMISSORY NOTES 1.8%
      --------------------------------------------------------------------------
      THE GOLDMAN SACHS GROUP, INC.
         1.27%, 10/06/04                                   12,000         12,000
         1.33%, 11/08/04                                   70,000         70,000
         1.24%, 12/17/04                                  206,000        206,000
         2.00%, 02/17/05                                   36,000         36,000
         1.94%, 02/18/05                                   45,000         45,000
      THE GOLDMAN SACHS GROUP, INC., 144A
         1.61%, 10/11/04                                  125,000        125,000
                                                                     -----------
                                                                         494,000
      BANK NOTES 0.1%
      --------------------------------------------------------------------------
      LASALLE NATIONAL BANK, N.A.
         1.50%, 10/05/04                                   25,000         25,000
                                                                     -----------

      U.S. GOVERNMENT SECURITIES  1.5% of net assets

      COUPON NOTES 1.4%
      --------------------------------------------------------------------------
      FANNIE MAE
         1.43%, 02/09/05                                  175,000        175,000
         1.35%, 04/28/05                                   50,000         50,000
         1.50%, 05/09/05                                   70,000         70,000
         1.61%, 05/13/05                                   80,000         80,000
                                                                     -----------
                                                                         375,000
      DISCOUNT NOTES 0.1%
      --------------------------------------------------------------------------
      FREDDIE MAC
         2.09%, 03/29/05                                   45,000         44,537

      VARIABLE-RATE OBLIGATIONS  15.0% of net assets

      ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB Series II-A-6
         1.84%, 10/07/04                                   27,800         27,800
      BANK OF NEW YORK CO., INC., 144A
         1.65%, 10/27/04                                   50,000         50,000
      BARCLAYS BANK, PLC
         1.68%, 10/15/04                                  400,000        399,883
         1.77%, 10/25/04                                   40,000         39,992
      BAYERISCHE LANDESBANK GIROZENTRALE
         1.79%, 10/29/04                                   30,000         29,999
      CANADIAN IMPERIAL BANK OF COMMERCE
         1.81%, 10/15/04                                  100,000        100,000
      CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
         1.89%, 10/07/04                                   13,000         13,000
      CHASE MANHATTAN BANK (USA)
         1.70%, 10/11/04                                  100,000        100,000
      CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
         1.88%, 10/07/04                                   40,000         40,000
      COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
         1.89%, 10/07/04                                    5,860          5,860
      DORADA FINANCE, INC., SECTION 3C7 / 144A
         1.84%, 10/25/04                                   65,000         65,005
      FANNIE MAE
         1.47%, 10/04/04                                  100,000         99,934
         1.72%, 10/29/04                                  200,000        199,913
      FEDERAL HOME LOAN BANK
         1.59%, 10/05/04                                  225,000        224,886
      GE LIFE & ANNUITY ASSURANCE CO., 144A
         1.70%, 10/30/04                                   50,000         50,000
      GENERAL ELECTRIC CAPITAL CORP.
         1.87%, 10/18/04                                  225,000        225,000
      HSH NORDBANK, AG
         1.68%, 10/11/04                                   93,000         92,974
      LANDESBANK BADEN-WURTTEMBERG
         1.56%, 10/25/04                                   50,000         49,992
         1.75%, 12/06/04                                  185,000        184,984
      LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.
      4(2) / 144A
         1.80%, 10/25/04                                   47,000         47,000
         1.80%, 10/26/04                                   50,000         49,991
      LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
         1.76%, 10/20/04                                   50,000         49,993
         1.80%, 10/25/04                                   50,000         49,992
         1.83%, 10/26/04                                   25,000         25,001
      LOANSTAR ASSETS PARTNERS II, L.P.
         1.83%, 10/07/04                                   25,000         25,000
      MERLOT TRUST SECTION 4(2) / 144A
      SERIES 2000B
         1.99%, 10/07/04                                   30,000         30,000

SCHWAB VALUE ADVANTAGE MONEY FUND
PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MERRILL LYNCH & CO, INC
         1.60%, 10/01/04                                   85,000         85,000
      METROPOLITAN LIFE INSURANCE CO., 144A
         1.70%, 10/30/04                                   50,000         50,000
         1.77%, 12/29/04                                  100,000        100,000
      MONUMENTAL LIFE INSURANCE CO., 144A
         1.72%, 10/01/04                                  100,000        100,000
         1.75%, 10/01/04                                  100,000        100,000
         1.81%, 10/01/04                                   10,000         10,000
      NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development Bonds (MSNBC
      CNBC Project) Series 1997A
         1.65%, 10/01/04                                   20,500         20,500
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
         1.68%, 10/12/04                                   20,000         19,995
      NORDEA BANK FINLAND, PLC
         1.77%, 10/25/04                                   20,000         19,995
      ROYAL BANK OF CANADA
         1.62%, 10/04/04                                   40,000         39,995
      ROYAL BANK OF CANADA, 144A
         1.72%, 10/11/04                                   40,000         40,000
      ROYAL BANK OF SCOTLAND, PLC
         1.67%, 10/11/04                                   34,000         33,993
      SIGMA FINANCE, INC., SECTION 3C7 / 144A
         1.72%, 10/11/04                                   20,000         20,000
         1.75%, 10/15/04                                   65,000         64,996
         1.79%, 10/15/04                                   18,000         17,995
         1.76%, 10/20/04                                  160,000        159,976
         1.78%, 10/20/04                                  110,000        109,998
         1.79%, 10/25/04                                  150,000        149,974
         1.79%, 11/01/04                                   15,000         14,997
      SOCIETE GENERALE
         1.66%, 10/08/04                                   50,000         49,995
      TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB (Nussdorf
      Associates/Quality King Distributions, Inc.
      Facility) Series 1992
         2.15%, 10/07/04                                    1,940          1,940
      TRAVELERS INSURANCE CO., 144A
         1.88%, 10/20/04                                  100,000        100,000
         1.75%, 12/29/04                                   50,000         50,000
      UBS, AG
         1.83%, 10/18/04                                  250,000        249,941
      WELLS FARGO & CO
         1.98%, 12/27/04                                   98,750         98,799
      WELLS FARGO & CO., 144A
         1.73%, 10/15/04                                  100,000        100,000
      WESTLB, AG
         1.76%, 10/20/04                                   30,000         29,994
                                                                     -----------
                                                                       4,114,282

                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS  18.5% of net assets

      REPURCHASE AGREEMENTS  18.5%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES, L.L.C
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $714,000
      1.90%, issued 09/30/04,
      due 10/01/04                                        700,037        700,000
      CREDIT SUISSE FIRST BOSTON L.L.C
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $91,656
      1.90%, issued 09/30/04,
      due 10/01/04                                         89,860         89,855
      GOLDMAN SACHS GROUP & CO
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $408,000
      1.90%, issued 09/30/04,
      due 10/01/04                                        400,021        400,000
      LEHMAN BROTHERS, INC
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $209,103
      1.70%, issued 09/10/04,
      due 10/07/04                                        130,166        130,000
      MORGAN STANLEY & CO., INC
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value
      of $1,638,101
      1.90%, issued 09/30/04,
      due 10/01/04                                        200,011        200,000
      1.68%, issued 08/23/04,
      due 10/07/04                                        130,273        130,000
      1.71%, issued 08/24/04,
      due 10/07/04                                        311,650        311,000
      1.78%, issued 09/23/04,
      due 10/07/04                                        106,073        106,000
      1.81%, issued 09/08/04,
      due 10/07/04                                        325,474        325,000
      1.82%, issued 09/15/04,
      due 10/07/04                                        130,145        130,000
      1.90%, issued 09/27/04,
      due 10/07/04                                        400,211        400,000
      UBS FINANCIAL SERVICES, INC
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,186,893
      1.90%, issued 09/30/04,
      due 10/01/04                                        600,032        600,000
      1.64%, issued 08/13/04,
      due 10/07/04                                        390,977        390,000
      1.64%, issued 08/16/04,
      due 10/07/04                                         75,188         75,000
      1.65%, issued 08/16/04,
      due 10/07/04                                        292,696        292,000
      1.78%, issued 09/23/04,
      due 10/07/04                                        400,277        400,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued


      1.78%, issued 09/24/04,
      due 10/07/04                                        307,197        307,000
      1.92%, issued 09/29/04,
      due 10/07/04                                         80,034         80,000
                                                                     -----------
                                                                       5,065,855

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $27,423,643.

The fund's portfolio holdings include illiquid restricted securities worth $1,054,000 or 3.8% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $8,220,596 or 29.9% of the fund's total net assets.

At September 30, 2004, portfolio holdings included illiquid restricted securities as follows:

      ISSUER                                              FACE          COST/
      RATE, ACQUISITION DATE,                            AMOUNT         VALUE
      MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
      GE LIFE & ANNUITY ASSURANCE CO., 144A
         1.70%, 10/01/03, 10/30/04                         50,000         50,000
      METROPOLITAN LIFE INSURANCE CO., 144A
         1.70%,12/28/00, 10/06/04                          50,000         50,000
         1.77% 02/03/03, 10/30/04                         100,000        100,000
                                                                     -----------
                                                                         150,000
      MONUMENTAL LIFE INSURANCE CO., 144A
         1.72%,05/03/04, 10/01/04                         100,000        100,000
         1.75%,07/09/04, 10/01/04                         100,000        100,000
         1.81%,06/10/93, 10/01/04                          10,000         10,000
                                                                     -----------
                                                                         210,000
      THE GOLDMAN SACHS GROUP, INC.
         1.27%,01/09/04, 10/06/04                          12,000         12,000
         1.33% 02/11/04, 11/08/04                          70,000         70,000
         1.24%,03/23/04, 12/17/04                         206,000        206,000
         2.00% 08/31/04, 02/17/05                          36,000         36,000
         1.94%,08/18/04  02/18/05                          45,000         45,000
      THE GOLDMAN SACHS GROUP, INC. 144A
         1.61%,07/07/04,10/11/04,                         125,000        125,000
                                                                     -----------
                                                                         494,000
      TRAVELERS INSURANCE CO., 144A
         1.88%,08/21/04, 10/20/04                         100,000        100,000
         1.75%,01/30/04, 12/29/04                          25,000         25,000
         1.75%,10/31/03, 12/29/04                          25,000         25,000
                                                                     -----------
                                                                         150,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 99.9%  U.S. GOVERNMENT SECURITIES                      4,186,428      4,186,428
-------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               4,186,428      4,186,428
  0.1%  OTHER ASSETS AND LIABILITIES, NET                                  4,097
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     4,190,525

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 99.9% of net assets

      TREASURY BILLS  85.6%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
         1.31%, 10/07/04                                  438,500        438,404
         1.55%, 10/07/04                                  100,000         99,974
         1.33%, 10/14/04                                  350,000        349,833
         1.55%, 10/14/04                                   50,000         49,972
         1.10%, 10/21/04                                   27,910         27,893
         1.33%, 10/21/04                                   76,700         76,644
         1.34%, 10/21/04                                   28,670         28,649
         1.35%, 10/21/04                                    9,785          9,778
         1.54%, 10/21/04                                  200,000        199,830
         1.55%, 10/21/04                                  100,000         99,914
         1.56%, 10/28/04                                  150,000        149,825
         1.57%, 11/12/04                                   23,585         23,542
         1.59%, 11/12/04                                  200,000        199,629
         1.34%, 11/18/04                                    8,475          8,460
         1.36%, 11/18/04                                   44,000         43,921
         1.44%, 11/18/04                                    5,015          5,005
         1.45%, 11/18/04                                   55,160         55,053
         1.46%, 11/18/04                                  151,495        151,202
         1.48%, 11/18/04                                   10,420         10,399
         1.49%, 11/18/04                                   84,480         84,313
         1.51%, 11/18/04                                  213,979        213,551
         1.38%, 11/26/04                                   92,810         92,611
         1.40%, 12/02/04                                   30,000         29,928
         1.42%, 12/02/04                                   50,000         49,879
         1.46%, 12/02/04                                    3,370          3,362
         1.50%, 12/02/04                                   34,795         34,705
         1.51%, 12/02/04                                   75,000         74,806
         1.52%, 12/02/04                                   25,000         24,935
         1.55%, 12/02/04                                   30,000         29,920
         1.57%, 12/02/04                                    8,000          7,978
         1.58%, 12/02/04                                  100,000         99,729
         1.51%, 12/09/04                                   37,190         37,083
         1.52%, 12/09/04                                   23,675         23,607
         1.53%, 12/09/04                                   44,260         44,132
         1.56%, 12/09/04                                   21,400         21,336
         1.54%, 12/16/04                                   50,000         49,839
         1.76%, 01/20/05                                   64,235         63,887
         1.77%, 01/20/05                                   75,000         74,594
         1.78%, 01/27/05                                   50,000         49,711
         1.79%, 01/27/05                                  200,000        198,833
         1.82%, 02/03/05                                  200,000        198,747
         1.83%, 02/10/05                                   50,000         49,667
                                                                     -----------
                                                                       3,585,080
      TREASURY NOTES  14.3%
      --------------------------------------------------------------------------
      U.S. TREASURY NOTES
         2.13%, 10/31/04                                  146,265        146,393
         5.88%, 11/15/04                                  150,720        151,586
         2.00%, 11/30/04                                  116,565        116,682
         1.75%, 12/31/04                                   35,000         35,039
         1.50%, 02/28/05                                   27,245         27,274
         1.63%, 03/31/05                                  124,285        124,374
                                                                     -----------
                                                                         601,348

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $4,186,453.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 97.0%   MUNICIPAL SECURITIES                        6,881,416         6,881,416
--------------------------------------------------------------------------------
 97.0%   TOTAL INVESTMENTS                           6,881,416         6,881,416
  3.0%   OTHER ASSETS AND LIABILITIES                                    213,699
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    7,095,115

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MUNICIPAL SECURITIES  97.0% of net assets

      CALIFORNIA  94.7%
      AFFORDABLE HOUSING AGENCY
   +@ M/F Housing RB (Westridge at Hilltop
      Apts) Series 2003A
         1.68%, 10/07/04                                14,100            14,100
      ALAMEDA CNTY IDA
   +@ RB Series 1994A (Scientific Technology)
         1.77%, 10/07/04                                 2,200             2,200
   +@ RB (JMS Family Partnership) Series 1995A
         1.75%, 10/07/04                                 1,000             1,000
   +@ RB 1999 Series 1999A (Malmberg Engineering)
         1.78%, 10/07/04                                 2,310             2,310
   +@ RB Series 1993A (Aitchison Family Partnership)
         1.75%, 10/07/04                                 2,600             2,600
      ALAMEDA-CONTRA COSTA TRANSIT DIST
    + 2004-05 RAN
         1.58%, 07/07/05                                12,000            12,128
      ANAHEIM HOUSING AUTH
   +@ M/F Housing RB (Casa Granada Apts)
      Series 1997A
         1.75%, 10/07/04                                 3,595             3,595
   +@ M/F Housing RB (Park Vista Apts) Series 2000D
         1.73%, 10/07/04                                21,000            21,000
   +@ M/F Housing RB (Port Trinidad Apts) Series 1997C
         1.75%, 10/07/04                                 2,040             2,040
   +@ M/F Housing Refunding RB (Sage Park) Series 1998A
         1.73%, 10/07/04                                 5,500             5,500
      ASSOCIATION OF BAY AREA GOVERNMENTS
 +~@o Bart SFO Extension Bonds (Airport
      Premium Fare) Series 2002A
         1.25%, 10/07/04                                 9,995             9,995
   +@ COP (Harker School Foundation) Series 1998
         1.70%, 10/07/04                                 4,500             4,500
  +~@ Lease RB Series 2003A
         1.77%, 10/07/04                                 8,000             8,000
   +@ M/F Housing RB (Artech Building) Series 1999A
         1.72%, 10/07/04                                 3,200             3,200
   +@ M/F Housing RB (Crossing Apts) Series 2002A
         1.73%, 10/07/04                                55,700            55,700
   +@ M/F Housing RB (Miramar Apts) Series 2000A
         1.73%, 10/07/04                                30,000            30,000
   +@ M/F Housing RB (Mountain View Apts) Series 1997A
         1.78%, 10/07/04                                 6,130             6,130
   +@ RB (Public Policy Institute of California) Series
      2001A
         1.70%, 10/07/04                                 9,000             9,000
      BAY AREA TOLL AUTH
  +~@ San Francisco Bay Area Toll Bridge RB
      Series 2003C
         1.70%, 10/07/04                                43,625            43,625
 +~@o San Francisco Bay Area Toll Bridge RB Series D
         1.73%, 10/07/04                                10,125            10,125
  +~@ San Francisco Bay Area Toll Bridge RB Series 2001C
         1.70%, 10/07/04                                 3,000             3,000
      CALIFORNIA
      Economic Recovery Bonds Series 2004A
 +~@o    1.70%, 10/07/04                                74,283            74,283
  ~@o    1.70%, 10/07/04                                39,995            39,995
 +~@o    1.72%, 10/07/04                                 8,495             8,495
  ~@o    1.73%, 10/07/04                                18,745            18,745
  ~@o    1.75%, 10/07/04                               115,650           115,650
   +@ Economic Recovery Bonds Series 2004C-11
         1.67%, 10/07/04                                 5,000             5,000
  +~@ Economic Recovery Bonds Series 2004C-15
         1.68%, 10/07/04                                28,785            28,785

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
  +~@ Economic Recovery Bonds Series 2004C-16
         1.75%, 10/07/04                                39,580            39,580
   +@ Economic Recovery Bonds Series 2004C-6
         1.72%, 10/01/04                                 1,000             1,000
      GO Bonds
 +~@o    1.70%, 10/07/04                                45,275            45,275
 +~@o    1.72%, 10/07/04                               197,290           197,290
 +~@o    1.73%, 10/07/04                                20,640            20,640
 +~@o    1.20%, 10/28/04                                 6,995             6,996
 +~@o    1.20%, 04/07/05                                26,125            26,125
      GO Bonds Series 1999
 +~@o    1.69%, 10/07/04                                10,835            10,835
 +~@o    1.72%, 10/07/04                                13,675            13,675
   +@ GO Bonds Series 2003 A-1
         1.80%, 10/01/04                                 3,625             3,625
   +@ GO Bonds Series 2003 C-1
         1.70%, 10/07/04                                20,145            20,145
   +@ GO Bonds Series 2003 C-3
         1.70%, 10/07/04                                35,000            35,000
   +@ GO Bonds Series 2003 C-4
         1.70%, 10/07/04                                18,100            18,100
      TECP
    +    1.25%, 10/05/04                                13,733            13,733
    +    1.15%, 10/06/04                                24,000            24,000
    +    1.25%, 10/06/04                                14,092            14,092
    +    1.11%, 10/08/04                                12,550            12,550
    +    1.36%, 10/12/04                                28,500            28,500
    +    1.25%, 10/13/04                                35,343            35,343
    +    1.34%, 10/13/04                                18,750            18,750
    +    1.15%, 10/14/04                                 7,400             7,400
    +    1.17%, 10/18/04                                16,000            16,000
    +    1.15%, 11/01/04                                 9,000             9,000
    +    1.16%, 11/01/04                                 7,000             7,000
    +    1.36%, 11/03/04                                32,459            32,459
    +    1.35%, 11/04/04                                23,870            23,870
    +    1.40%, 11/04/04                                30,000            30,000
    +    1.19%, 11/05/04                                39,000            39,000
    +    1.13%, 11/08/04                                22,400            22,400
    +    1.17%, 11/08/04                                14,300            14,300
    +    1.19%, 11/08/04                                14,300            14,300
    +    1.17%, 11/09/04                                31,650            31,650
    +    1.19%, 11/09/04                                11,900            11,900
    +    1.35%, 11/09/04                                 4,184             4,184
    +    1.19%, 11/10/04                                50,000            50,000
    +    1.34%, 11/15/04                                 7,956             7,956
    +    1.57%, 12/08/04                                10,000            10,000
    +    1.70%, 12/08/04                                10,163            10,163
    +    1.48%, 12/09/04                                19,180            19,180
    +    1.70%, 12/09/04                                26,600            26,600
 +~@o Various Purpose GO Bonds
         1.35%, 02/03/05                                 4,310             4,310
      CALIFORNIA ALTERNATIVE ENERGY SOURCE
      FINANCING AUTH
    @ Cogeneration Facility RB Series 1993B
         1.75%, 10/07/04                                13,360            13,360
      CALIFORNIA DEPT. OF WATER RESOURCES
 +~@o 1996 Water Refunding RB (Big Bear Lake)
         1.70%, 10/07/04                                 8,445             8,445
      Power Supply RB Series 2002A
 +~@o    1.65%, 10/07/04                                10,200            10,200
 +~@o    1.70%, 10/07/04                                53,900            53,900
   +@ Power Supply RB Series 2002B-6
         1.73%, 10/01/04                                 1,000             1,000
   +@ Power Supply RB Series 2002C-10
         1.65%, 10/07/04                                15,000            15,000
   +@ Power Supply RB Series 2002C-11
         1.70%, 10/07/04                                 3,100             3,100
   +@ Power Supply RB Series 2002C-14
         1.70%, 10/07/04                                40,430            40,430
   +@ Power Supply RB Series 2002C-17
         1.65%, 10/07/04                                 8,300             8,300
  +~@ Power Supply RB Series 2002C-7
         1.73%, 10/07/04                                13,600            13,600
      CALIFORNIA ECONOMIC DEV FINANCING AUTH
   +@ Airport Facilities RB (Mercury Air
      Group) Series 1998
         1.73%, 10/07/04                                14,000            14,000
   +@ IDRB (Calco) Series 1997
         1.68%, 10/07/04                                   480               480
   +@ IDRB (Costa Macaroni Mfg) Series 1997
         1.75%, 10/07/04                                 2,430             2,430
   +@ IDRB (Gaiser Tool Company) Series 1997
         1.75%, 10/07/04                                 1,890             1,890
   +@ IDRB (Lion Raisins) Series 1998
         1.73%, 10/07/04                                 1,250             1,250
      CALIFORNIA EDUCATIONAL FACILITIES AUTH
   +@ RB (Chapman University) Series 2000
         1.80%, 10/07/04                                 4,700             4,700
   +@ RB (San Francisco Conservatory of Music) Series
      2000
         1.70%, 10/07/04                                 2,760             2,760
   +@ RB (University of Judaism) Series 1998A
         1.70%, 10/07/04                                 5,300             5,300
 +~@o RB (University of San Francisco) Series 1996
         1.69%, 10/07/04                                 8,995             8,995
      CALIFORNIA HEALTH FACILITIES FINANCING AUTH
  +~@ Insured Hospital RB (Scripps Memorial
      Hospital) Series 1985B
         1.60%, 10/07/04                                 9,825             9,825
  +~@ Insured RB (Catholic Healthcare West) Series 1988A
         1.68%, 10/07/04                                 4,200             4,200
  +~@ Insured RB (Southern California Presbyterian
      Homes) Series 1998
         1.71%, 10/07/04                                29,200            29,200
 +~@o RB (Kaiser Permanente) Series 1998A
         1.72%, 10/07/04                                 9,995             9,995
      CALIFORNIA HFA
  +~@ Home Mortgage RB 2000 Series N
         1.67%, 10/07/04                                13,900            13,900
  +~@ Home Mortgage RB 2002 Series P
         1.75%, 10/07/04                                61,000            61,000
  +~@ Home Mortgage RB 2003 Series D
         1.75%, 10/07/04                                14,800            14,800
   ~@ Home Mortgage RB 2003 Series K
         1.78%, 10/07/04                                67,500            67,500
   ~@ Home Mortgage RB 2003 Series M
         1.75%, 10/07/04                                34,580            34,580
 +~@o Home Mortgage RB Series 1998J Bonds
         1.48%, 03/03/05                                 2,435             2,435

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   ~@ M/F Housing RB III 2001 Series G
         1.75%, 10/07/04                                     57,125       57,125
   ~@ M/F Housing RB III 2002 Series A
         1.69%, 10/07/04                                     26,070       26,070
   ~@ M/F Housing RB III Series 2002 E
         1.69%, 10/07/04                                     45,125       45,125
  ~@o S/F Mortgage Bonds II, 1997 Series C-4
         1.72%, 10/07/04                                      1,725        1,725
 +~@o S/F Mortgage RB Draw Down Series 2004 B-1
         1.75%, 10/07/04                                     30,000       30,000
 +~@o S/F Mortgage RB Draw Down Series 2004 B-2
         1.75%, 10/07/04                                     56,800       56,800
      CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BANK
   +@ IDRB (American-De Rosa Lamp Arts) Series
      1999
         1.77%, 10/07/04                                      4,950        4,950
   +@ IDRB (Fairmont Sign Co) Series 2000A
         1.84%, 10/07/04                                      4,250        4,250
   +@ IDRB (Lafayette Textile Industries) Series 1999
         1.77%, 10/07/04                                      1,170        1,170
   +@ IDRB (Nelson Name Plate Co) Series 1999
         1.75%, 10/07/04                                      3,150        3,150
   +@ IDRB (Roller Bearing Co) Series 1999
         1.70%, 10/07/04                                      2,400        2,400
  +~@ RB (California Independent System Operator Corp)
      Series A
         1.70%, 10/07/04                                     11,100       11,100
      RB (J. Paul Getty Trust) Series 2003A
         1.17%, 09/30/04                                     50,000       50,000
      RB (J. Paul Getty Trust) Series 2003C
         1.17%, 02/01/05                                     14,000       14,000
      RB (J. Paul Getty Trust) Series 2003D
         1.17%, 10/01/04                                     14,000       14,000
   +@ RB (SRI International) Series 2003A
         1.70%, 10/07/04                                      4,000        4,000
     CALIFORNIA POLLUTION CONTROL FINANCE AUTH
   +@ Resource Recovery RB (Sanger) Series
      1990A
         1.77%, 10/07/04                                     19,200       19,200
   +@ Resource Recovery RB (Wadham Energy) Series 1987B
         1.70%, 10/07/04                                      2,800        2,800
   +@ Solid Waste Disposal RB (Ag Resources III) Series
      2004
         1.74%, 10/07/04                                      2,790        2,790
   +@ Solid Waste Disposal RB (Agrifab) Series 2003
         1.75%, 10/07/04                                      2,900        2,900
   +@ Solid Waste Disposal RB (Alameda County
      Industries) Series 2000A
         1.75%, 10/07/04                                      3,760        3,760
   +@ Solid Waste Disposal RB (Athens Disposal Co)
      Series 1999A
         1.75%, 10/07/04                                      5,700        5,700
   +@ Solid Waste Disposal RB (Athens Disposal Company)
      Series 1995A
         1.75%, 10/07/04                                     11,435       11,435
   +@ Solid Waste Disposal RB (Athens Services) Series
      2001A
         1.75%, 10/07/04                                      4,100        4,100
   +@ Solid Waste Disposal RB (Atlas Disposal
      Industries) Series 1999A
         1.75%, 10/07/04                                      3,000        3,000
   +@ Solid Waste Disposal RB (BLT Enterprises of
      Sacramento) Series 1999A
         1.75%, 10/07/04                                      6,725        6,725
   +@ Solid Waste Disposal RB (Blue Line Transfer)
      Series 1999A
         1.75%, 10/07/04                                      4,300        4,300
   +@ Solid Waste Disposal RB (Blue Line Transfer)
      Series 2001A
         1.75%, 10/07/04                                      4,400        4,400
   +@ Solid Waste Disposal RB (Browning-Ferris
      Industries of California) Series 1997A
         1.69%, 10/07/04                                     24,500       24,500
   +@ Solid Waste Disposal RB (Burrtec Waste Group)
      Series 2004
         1.95%, 10/07/04                                      1,985        1,985
   +@ Solid Waste Disposal RB (Burrtec Waste Industries
      Inc.) Series 1998A
         1.95%, 10/07/04                                        695          695
   +@ Solid Waste Disposal RB (Burrtec Waste Industries)
      Series 1997B
         1.95%, 10/07/04                                      3,200        3,200
   +@ Solid Waste Disposal RB (CR&R Inc) Series 2002A
         1.80%, 10/07/04                                      3,900        3,900
   +@ Solid Waste Disposal RB (Cal-San) Series 1996B
         1.75%, 10/07/04                                      2,550        2,550
   +@ Solid Waste Disposal RB (California Waste
      Solutions) Series 2002A
         1.75%, 10/07/04                                      3,760        3,760
   +@ Solid Waste Disposal RB (California Waste
      Solutions) Series 2004A
         1.75%, 10/07/04                                      8,350        8,350
   +@ Solid Waste Disposal RB (Cheese & Protein
      International) Series 2001A
         1.71%, 10/07/04                                     10,000       10,000
   +@ Solid Waste Disposal RB (Cold Canyon Landfill)
      Series 1998A
         1.75%, 10/07/04                                      5,845        5,845
   +@ Solid Waste Disposal RB (Colmac Energy) Series
      1990A
         1.71%, 10/07/04                                      5,720        5,720
   +@ Solid Waste Disposal RB (Contra Costa Waste
      Service) Series 1995A
         1.75%, 10/07/04                                      2,300        2,300
   +@ Solid Waste Disposal RB (EDCO Disposal Corp)
      Series 1996A
         1.75%, 10/07/04                                     15,690       15,690
   +@ Solid Waste Disposal RB (EDCO Disposal Corp)
      Series 2004A
         1.75%, 10/07/04                                     22,200       22,200
   +@ Solid Waste Disposal RB (Escondido Disposal/Jemco
      Equipment Corp.) Series 1998A
         1.95%, 10/07/04                                      7,845        7,845
   +@ Solid Waste Disposal RB (Federal Disposal Service)
      Series 2001A
         1.80%, 10/07/04                                      2,400        2,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                             FACE AMOUNT    VALUE
      RATE, MATURITY DATE                                ($ x 1,000) ($ x 1,000)
   +@ Solid Waste Disposal RB (Greenteam of San Jose)
      Series 2001A
         1.75%, 10/07/04                                    10,900        10,900
   +@ Solid Waste Disposal RB (Greenwaste of Tehama)
      Series 1999A
         1.75%, 10/07/04                                     1,630         1,630
   +@ Solid Waste Disposal RB (Madera Disposal Systems
      Inc) Series 1998A
         1.75%, 10/07/04                                     1,800         1,800
   +@ Solid Waste Disposal RB (Marborg Industries)
      Series 2000A
         1.75%, 10/07/04                                     4,505         4,505
   +@ Solid Waste Disposal RB (Metropolitan Recycling
      Corp) Series 2000B
         1.80%, 10/07/04                                     3,690         3,690
   +@ Solid Waste Disposal RB (Mottra Corp) Series
      2002A
         1.75%, 10/07/04                                     2,105         2,105
   +@ Solid Waste Disposal RB (Norcal Waste System)
      Series 2001
         1.75%, 10/07/04                                     8,740         8,740
   +@ Solid Waste Disposal RB (Norcal Waste System)
      Series 2002A
         1.75%, 10/07/04                                     6,000         6,000
   +@ Solid Waste Disposal RB (Norcal Waste Systems)
      Series 2003A
         1.74%, 10/07/04                                     4,000         4,000
   +@ Solid Waste Disposal RB (Orange Ave Disposal Co.)
      Series 2002A
         1.75%, 10/07/04                                     6,250         6,250
   +@ Solid Waste Disposal RB (Ratto Group of Companies)
      Series 2001A
         1.75%, 10/07/04                                     4,340        4,340
   +@ Solid Waste Disposal RB (Sanco Services) Series
      2002A
         1.95%, 10/07/04                                     4,000         4,000
   +@ Solid Waste Disposal RB (Santa Clara Valley
      Disposal) Series 2001A
         1.75%, 10/07/04                                     5,135         5,135
   +@ Solid Waste Disposal RB (Santa Clara Valley
      Industries) Series 1998A
         1.80%, 10/07/04                                     2,600         2,600
   +@ Solid Waste Disposal RB (Solag Disposal)
      Services 1997A
         1.80%, 10/07/04                                     2,135         2,135
   +@ Solid Waste Disposal RB (Specialty Solid Waste &
      Recycling) Series 2001A
         1.80%, 10/07/04                                     3,160         3,160
   +@ Solid Waste Disposal RB (Talco Plastics) Series
      1997A
         1.77%, 10/07/04                                     3,350         3,350
   +@ Solid Waste Disposal RB (Tri-CED Community
      Recycling) Series 1998A
         1.77%, 10/07/04                                     1,585         1,585
   +@ Solid Waste Disposal RB (Valley Vista Services)
      Series 2003A
         1.75%, 10/07/04                                     2,350         2,350
   +@ Solid Waste Disposal RB (West Valley MRF) Series
      1997A
         1.95%, 10/07/04                                     3,960         3,960
   +@ Solid Waste Disposal RB (Zanker Road Landfill)
      Series 1999C
         1.80%, 10/07/04                                     6,265         6,265
      CALIFORNIA PUBLIC WORKS BOARD
 +~@o Lease RB (University of California)
      Series 1997C
         1.72%, 10/07/04                                    10,900        10,900
 +~@o Lease RB Series 1999A
         1.71%, 10/07/04                                     9,985         9,985
 +~@o Refunding Lease RB (Dept of Corrections)
      Series 1993A
         1.72%, 10/07/04                                     3,000         3,000
      CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
    + Pool Bonds Series 2004A
         1.60%, 07/06/05                                   180,000       181,888
      CALIFORNIA STATE UNIVERSITY INSTITUTE
    + TECP Series A
         1.14%, 10/07/04                                    11,103        11,103
      CALIFORNIA STATEWIDE COMMUNITIES DEV AUTH
    + 2004 TRAN Series A-1
         1.59%, 06/30/05                                    48,000        48,496
      2004 TRAN Series A-2
         1.59%, 06/30/05                                    18,000        18,186
      2004 TRAN Series A-3
         1.59%, 06/30/05                                    65,500        66,177
 +~@o 2004 TRAN Series B-1
         1.20%, 10/12/04                                    24,365        24,365
  ~@o 2004 TRAN Series B-2
         1.75%, 10/07/04                                    50,000        50,000
 +~@o COP (Sutter Health Related Group)
         1.71%, 10/07/04                                     5,000         5,000
   +@ IDRB (Biocol Investments) Series 1997B
         1.95%, 10/07/04                                     1,500         1,500
   +@ IDRB (Cowden Metal Stamping & Tooling)
      Series 1997A
         1.95%, 10/07/04                                     1,290         1,290
   +@ IDRB (Golden Valley Grape Juice & Wine)
      Series 1998
         1.70%, 10/07/04                                       840           840
   +@ IDRB (Integrated Rolling Co) Series 1999A
         1.75%, 10/07/04                                     1,600         1,600
   +@ IDRB (RL Group) Series 1998C
         1.70%, 10/07/04                                     1,600         1,600
   +@ M/F Housing RB (Agave at Elk Grove Apts) Series
      2003DD
         1.73%, 10/07/04                                    15,100        15,100
   +@ M/F Housing RB (Bay Vista at Meadow Park Apts)
      Series 2003 NN-1
         1.20%, 10/15/04                                    15,000        15,000
   +@ M/F Housing RB (Bay Vista at Meadow Park Apts)
      Series 2003 NN-2
         1.29%, 10/15/04                                     5,000         5,000
   +@ M/F Housing RB (Creekside at MeadowPark Apts)
      Series 2002HH
         1.73%, 10/07/04                                    15,000        15,000
   +@ M/F Housing RB (Cypress Villa Apts) Series 2000F
         1.73%, 10/07/04                                     4,725         4,725
   +@ M/F Housing RB (Dublin Ranch Senior Apts)
      Series 2003OO
         1.76%, 10/07/04                                    15,090        15,090
   +@ M/F Housing RB (Emerald Gardens Apts)
          Series 2000E
         1.73%, 10/07/04                                     7,320         7,320

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ M/F Housing RB (Fairway Family Apts)
      Series 2003PP
         1.76%, 10/07/04                                30,000            30,000
   +@ M/F Housing RB (Kimberly Woods Apts)
      Series 1995B
         1.73%, 10/07/04                                13,400            13,400
   +@ M/F Housing RB (Laurel Park Senior Apts)
      Series 2002H
         1.72%, 10/07/04                                 5,500             5,500
   +@ M/F Housing RB (Los Padres Apts) Series
      2003E
         1.73%, 10/07/04                                10,750            10,750
   +@ M/F Housing RB (Marlin Cove Apts) Series
      2000V
         1.73%, 10/07/04                                 8,000             8,000
   +@ M/F Housing RB (Oakmont of Concord) Series
      2002Q
         1.77%, 10/07/04                                25,000            25,000
   +@ M/F Housing RB (Park David Senior Apts)
      Series 1999D
         1.75%, 10/07/04                                 8,220             8,220
   +@ M/F Housing RB (Plaza Club Apts) Series
      1997A
         1.72%, 10/07/04                                10,290            10,290
   +@ M/F Housing RB (Rancho Santa Fe Village
      Apts) Series 2004EE
         1.70%, 10/07/04                                13,000            13,000
   +@ M/F Housing RB (Silvercrest Residence)
      Series 2003EEE
         1.73%, 10/07/04                                23,130            23,130
   +@ M/F Housing RB (Valley Palms Apts)
      Series 2002C
         1.73%, 10/07/04                                12,000            12,000
   +@ M/F Housing RB (Victoria Palm Villa Apts)
      Series 2003VV
         1.78%, 10/07/04                                34,000            34,000
   +@ M/F Housing RB (Woodsong Apts) Series 1997B
         1.75%, 10/07/04                                 3,227             3,227
   +@ RB (Elder Care Alliance) Series 2000
         1.71%, 10/07/04                                12,760            12,760
  +~@ RB (Gemological Institute) Series 2001
         1.73%, 10/07/04                                 9,225             9,225
   +@ RB (Japanese American National Museum)
      Series 2000A
         1.68%, 10/07/04                                 4,600             4,600
   +@ RB (Jewish Federation Council of Greater
      Los Angeles) Series 2000A
         1.70%, 10/07/04                                 5,500             5,500
    @ RB (Kaiser Permanente) Series 2001A
         1.25%, 01/04/05                                24,000            24,000
    @ RB (Kaiser Permanente) Series 2001B
         1.75%, 07/05/05                                31,500            31,500
    @ RB (Kaiser Permanente) Series 2002B
         1.73%, 10/07/04                                 8,000             8,000
    @ RB (Kaiser Permanente) Series 2003A
         1.73%, 10/07/04                                 3,000             3,000
    @ RB (Kaiser Permanente) Series 2003B
         1.73%, 10/07/04                                 8,400             8,400
      RB (Kaiser Permanente) Series 2004E
         1.08%, 04/01/05                                53,000            53,000
         1.59%, 04/01/05                                52,300            52,064
      RB (Kaiser Permanente) Series 2004K
         1.17%, 11/09/04                                14,000            14,000
         1.15%, 11/16/04                                11,000            11,000
    @ RB (Kaiser Permanente) Series 2004L
         1.73%, 10/07/04                                 7,800             7,800
    @ RB (Kaiser Permanente) Series 2004M
         1.73%, 10/07/04                                13,000            13,000
   +@ RB (Laurence School) Series 2003
         1.70%, 10/07/04                                 3,950             3,950
   +@ RB (National Public Radio) Series 2002
         1.69%, 10/07/04                                 7,600             7,600
   +@ RB (Painted Turtle) Series 2003
         1.70%, 10/07/04                                 7,560             7,560
   +@ Refunding RB (13th & I Associates)
      Series 1991
         1.95%, 10/07/04                                 4,165             4,165
      CARLSBAD
   +@ M/F Housing Refunding RB (Santa Fe Ranch
      Apts) Series 1993A
         1.70%, 10/07/04                                14,400            14,400
      CONTRA COSTA CNTY
   +@ M/F Mortgage RB (El Cerrito Royale)
      Series 1987A
         1.73%, 10/07/04                                 2,480             2,480
      DAVIS COMMUNITY FACILITIES DISTRICT 1992-2
   +@ Special Tax Bonds (East Davis Mace Ranch
      Area II)  Series 2000
         1.70%, 10/07/04                                 3,100             3,100
      DIAMOND BAR PUBLIC FINANCING AUTH
   +@ Lease RB (Community Center) Series 2002A
         1.77%, 10/07/04                                 9,755             9,755
      DUBLIN HOUSING AUTH
   +@ M/F Housing RB (Park Sierra At Iron
      Horse Trail) Series 1998A
         1.74%, 10/07/04                                14,900            14,900
      EAST BAY MUNICIPAL UTILITY DISTRICT
      Water System TECP
    ~    1.15%, 10/06/04                                21,900            21,900
    ~    1.34%, 10/12/04                                26,300            26,300
    ~    1.15%, 10/13/04                                 6,000             6,000
    ~    1.15%, 10/14/04                                17,800            17,800
    ~    1.34%, 10/20/04                                 8,000             8,000
    ~    1.15%, 11/02/04                                 9,500             9,500
    ~    1.17%, 11/05/04                                30,500            30,500
      EL CAJON REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Park-Mollison & Madison
      Apts) Series 1998
         1.72%, 10/07/04                                 5,000             5,000
      EL CAMINO COMMUNITY COLLEGE DISTRICT
 +~@o GO Bonds Series 2003A
         1.32%, 01/12/05                                16,100            16,100
      EMERYVILLE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Bay St Apts) Series 2002A
         1.72%, 10/07/04                                33,215            33,215
      FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
  ~@o GO Bonds Series A
         1.71%, 10/07/04                                 9,975             9,975
      FRESNO IDA
   +@ IDRB (Keiser Corp.) Series 1997
         1.77%, 10/07/04                                 1,500             1,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION
      DISTRICT
      TECP Series A
    ~ 1.11%, 10/07/04                                    7,800             7,800
    ~ 1.14%, 10/07/04                                   12,000            12,000
      HAYWARD
   +@ M/F Housing RB (Shorewood Apts) Series
      1984A
         1.72%, 10/07/04                                12,100            12,100
      HAYWARD HOUSING AUTH
   +@ M/F Mortgage Refunding RB (Huntwood
      Terrace Apts) Series 1993A
         1.54%, 10/07/04                                 5,365             5,365
      HERCULES PUBLIC FINANCING AUTH
   +@ Lease RB Series 2003A
         1.70%, 10/07/04                                 7,000             7,000
      HERCULES REDEVELOPMENT AGENCY
   +@ IDRB (Pro Media) Series 2000A
         1.77%, 10/07/04                                 2,500             2,500
      HESPERIA UNIFIED SD
  +~@ COP (2004 Interim School Facility
      Funding)
         1.70%, 10/07/04                                10,000            10,000
      HUNTINGTON BEACH
   +@ M/F Housing RB (Five Points Seniors)
      Series 1991A
         1.72%, 10/07/04                                 9,500             9,500
      HUNTINGTON PARK REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Casa Rita Apts) Series
      1994A
         1.72%, 10/07/04                                 4,950             4,950
      KERN CNTY
      2004-05 TRAN
         1.60%, 06/30/05                               110,000           111,129
   +@ COP Series 1986A
         1.72%, 10/07/04                                 1,500             1,500
      LONG BEACH HARBOR FACILITIES CORP.
  +~@ Harbor RB Series 2002A
         1.72%, 10/07/04                                14,000            14,000
    ~ Harbor TECP Series A
         1.14%, 10/04/04                                28,750            28,750
      LONG BEACH HOUSING AUTH
   +@ M/F Housing Refunding RB (Channel Point
      Apts) Series 1998A
         1.68%, 10/07/04                                 7,000             7,000
      LONG BEACH UNIFIED SD
  +~@ Capital Improvement Refinancing COP
      Series 2001
         1.69%, 10/07/04                                 4,645             4,645
      LOS ANGELES
      2004 TRAN
  ~@o    1.75%, 10/07/04                                19,000            19,000
  ~@o    1.15%, 10/26/04                                15,000            15,000
 +~@o GO Bonds Series 2004A
         1.70%, 10/07/04                                 9,000             9,000
 +~@o GO Refunding Bonds Series 1998A
         1.70%, 10/07/04                                 4,150             4,150
   +@ M/F Housing RB (Beverly Park Apts) Series
      1988A
         1.73%, 10/07/04                                34,000            34,000
   +@ M/F Housing RB (Channel Gateway Apts) Issue
      1989B
         1.73%, 10/07/04                                47,700            47,700
   +@ M/F Housing RB (Fountain Park Phase II)
      Series 2000B
         1.71%, 10/07/04                                33,615            33,615
   +@ M/F Housing RB (Fountain Park) Series 1999P
         1.71%, 10/07/04                                37,300            37,300
   +@ M/F Housing RB (Studio Colony) Series 1985C
         1.69%, 10/07/04                                15,111            15,111
   +@ M/F Housing RB Series 1985K
         1.65%, 10/07/04                                 1,555             1,555
   +@ M/F Housing Refunding RB (Tri-City) Series
      2001I
         1.71%, 10/07/04                                   600               600
      Wastewater System TECP
    ~    1.03%, 10/14/04                                36,875            36,875
    ~    1.17%, 11/08/04                                34,000            34,000
      LOS ANGELES CNTY
      2004-05 TRAN Series A
         1.58%, 06/30/05                                17,500            17,682
         1.60%, 06/30/05                               182,500           184,374
   +@ COP (LA County Museum of Art) Series 1985A
         1.64%, 10/07/04                                 1,100             1,100
   +@ COP (LA County Museum of Art) Series 1985B
         1.64%, 10/07/04                                 1,100             1,100
      LOS ANGELES CNTY CAPITAL ASSET LEASING CORP.
      Lease Revenue TECP
    +    1.13%, 10/05/04                                17,500            17,500
    +    1.14%, 10/07/04                                12,450            12,450
    +    1.14%, 10/12/04                                12,300            12,300
    +    1.18%, 11/03/04                                17,500            17,500
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION
      AUTH
 +~@o Sales Tax RB Series 1997A
         1.71%, 10/07/04                                23,830            23,830
      Second Subordinate Sales Tax Revenue TECP
      Series A
    +    1.15%, 10/05/04                                10,054            10,054
    +    1.15%, 10/06/04                                25,267            25,267
    +    1.17%, 11/09/04                                14,764            14,764
 +~@o Senior Sales Tax RB Series 2001A
         1.32%, 01/12/05                                12,600            12,600
 +~@o Senior Sales Tax Refunding RB Series 2001B
         1.72%, 10/07/04                                24,750            24,750
      LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Metropolitan Lofts Apts)
      Series 2002A
         1.76%, 10/07/04                                17,750            17,750
   +@ M/F Housing RB (Wilshire Station Apt) Series
      2003A
         1.75%, 10/01/04                                 1,300             1,300
      LOS ANGELES DEPT OF WATER & POWER
    ~ Power System Revenue CP Notes
         1.44%, 12/07/04                                40,000            40,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
 +~@o Power System RB Series 2001A
         1.72%, 10/07/04                                24,750            24,750
      Power System RB Series 2001A-1
 +~@o    1.72%, 10/07/04                                15,000            15,000
  ~@o    1.72%, 10/07/04                                 7,120             7,120
   ~@ Power System RB Series 2001B-1
         1.70%, 10/07/04                                15,200            15,200
 +~@o Water System RB Series 2001A
         1.69%, 10/07/04                                12,708            12,708
 +~@o Water Works RB Series 1999
         1.71%, 10/07/04                                22,090            22,090
      LOS ANGELES HARBOR DEPARTMENT
      TECP Series B
    ~    1.15%, 10/06/04                                24,388            24,388
    ~    1.05%, 10/12/04                                27,320            27,320
    ~    1.17%, 11/08/04                                11,282            11,282
      LOS ANGELES MUNICIPAL IMPROVEMENT CORP.
      Lease Revenue TECP Series A-1
    +    1.15%, 10/06/04                                14,293            14,293
    +    1.25%, 01/11/05                                10,000            10,000
    +    1.50%, 01/11/05                                   200               200
      LOS ANGELES UNIFIED SD
  ~@o 2004-2005 TRAN Series A
         1.74%, 10/07/04                               121,500           121,500
 +~@o GO Bonds Series 1999C
         1.73%, 10/07/04                                16,400            16,400
      LOS ANGELES WASTEWATER SYSTEM
 +~@o RB Series 1998A
         1.71%, 10/07/04                                17,000            17,000
 +~@o Refunding RB Series 2002A
         1.73%, 10/07/04                                12,245            12,245
      Subordinate Refunding RB Series 2001A
  +~@    1.15%, 12/09/04                                30,000            30,000
  +~@    1.40%, 12/09/04                                12,000            11,994
  +~@ Subordinate Refunding RB Series 2001B
         1.15%, 12/09/04                                42,100            42,090
  +~@ Subordinate Refunding RB Series 2001C
         1.15%, 12/09/04                                24,065            24,065
  +~@ Subordinate Refunding RB Series 2001D
         1.15%, 12/09/04                                 7,550             7,550
      MADERA CNTY
   +@ Lease RB (Madera Municipal Golf Course
      Refinancing) Series 1993
         1.67%, 10/07/04                                 3,150             3,150
      MARTINEZ
   +@ M/F Housing Refunding RB (Muirwood
      Garden Apts) Series 2003A
         1.68%, 10/07/04                                 6,800             6,800
      MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
 +~@o GO Bonds 2001 Election Series 2004B
         1.40%, 12/22/04                                13,140            13,140
      MT. SAN JACINTO WINTER PARK AUTH
   +@ COP (1998 Palm Springs Aerial Tramway)
         1.68%, 10/07/04                                 7,300             7,300
   +@ COP (Palm Springs Aerial Tramway) Series 2000B
         1.68%, 10/07/04                                 2,900             2,900
      NORTHERN CALIFORNIA POWER AGENCY
  +~@ Hydroelectric Project #1 Refunding RB
      Series 2003A
         1.69%, 10/07/04                                 9,500             9,500
      OAKLAND
 +~@o Insured RB (180 Harrison Foundation)
      Series 1999A
         1.71%, 10/07/04                                 4,500             4,500
      OAKLAND JOINT POWERS FINANCING AUTH
  +~@ Lease RB Series 1998 A-2
         1.70%, 10/07/04                                11,890            11,890
      OCEANSIDE
   +@ M/F Mortgage RB (Riverview Springs Apts)
      Series 1990A
         1.72%, 10/07/04                                12,270            12,270
      ORANGE CNTY
   +@ Apartment Development RB Issue 1985U
      (Hon Development Corp) Series C
         1.65%, 10/07/04                                13,300            13,300
   +@ Apartment Development Refunding RB (Villas
      Aliento) Series 1998E
         1.68%, 10/07/04                                 4,500             4,500
   +@ Apartment Development Refunding RB (Vintage Woods)
      Series 1998H
         1.68%, 10/07/04                                10,000            10,000
   +@ Apartment Development Refunding RB (WLCO LF
      Partners) Series 1998G
         1.68%, 10/07/04                                14,100            14,100
   +@ COP (Florence Crittenton Services) Series 1990
         1.63%, 10/07/04                                 5,200             5,200
      ORANGE CNTY HOUSING AUTH
   +@ Apartment Development RB (Lantern Pines)
      Series 1985CC
         1.65%, 10/07/04                                14,700            14,700
      ORANGE CNTY LOCAL TRANSPORATION AUTH
      Sales Tax Revenue TECP
    +    1.35%, 10/13/04                                 5,400             5,400
    +    1.18%, 11/09/04                                20,000            20,000
    +    1.19%, 12/09/04                                15,500            15,500
      OXNARD FINANCING AUTH
  +~@ Lease RB  Series 2003B
         1.68%, 10/07/04                                14,400            14,400
      PACIFIC HOUSING & FINANCE AGENCY
    + Lease Revenue Pass-Through Obligations
      Series 1999A
         1.10%, 12/01/04                                 4,995             5,024
      PALO ALTO UNIFIED SD
  ~@o GO Bonds Series B TOB Series 1997R
         1.71%, 10/07/04                                 6,000             6,000
      PASADENA
  +~@ COP (City Hall & Park Improvements)
      Series 2003
         1.73%, 10/07/04                                21,790            21,790
      PENINSULA CORRIDOR JOINT POWERS BOARD
      Grant Anticipation Notes 2003D
         1.15%, 11/19/04                                12,000            12,004
      PETALUMA COMMUNITY DEV COMMISSION
   +@ M/F Housing RB (Oakmont) Series 1996A
         1.72%, 10/07/04                                 3,450             3,450

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      PINOLE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (East Bluff Apts) Series
      1998A
         1.78%, 10/07/04                                 4,959             4,959
      PLEASANT HILL
   +@ M/F Mortgage RB (Brookside Apts) Series
      1988A
         1.72%, 10/07/04                                 4,400             4,400
      PLEASANTON
   +@ M/F Housing RB (Busch Senior Housing)
      Series 2003A
         1.73%, 10/07/04                                13,360            13,360
      POMONA
   +@ COP (Mt. San Antonio Gardens Project)
      Series 2004
         1.70%, 10/07/04                                25,145            25,145
      PORT OF OAKLAND
      RB Series 2000K
 +~@o    1.73%, 10/07/04                                 8,415             8,415
 +~@o    1.76%, 10/07/04                                15,000            15,000
      POWAY UNIFIED SD
  +~@ COP (2004 School Facility Bridge Funding
      Program)
         1.70%, 10/07/04                                25,000            25,000
      REDWOOD CITY
   +@ COP (City Hall) Series 1998
         1.70%, 10/07/04                                 3,070             3,070
      RICHMOND
   +@ M/F Housing RB (Baycliff Apts) Series
      2004A
         1.73%, 10/07/04                                28,800            28,800
      RIVERSIDE CNTY HOUSING AUTH
   +@ M/F Housing RB (Victoria Springs Apts)
      Series 1989C
         1.72%, 10/07/04                                 9,000             9,000
   +@ M/F Housing RB (Briarwood Apts) Series 1985C
         1.72%, 10/07/04                                 4,500             4,500
   +@ M/F Housing Refunding RB (Tyler Springs Apts)
      Series 1999C
         1.68%, 10/07/04                                 8,300             8,300
      ROSEVILLE JOINT UNION HIGH SD
  +~@ COP Series 2003
         1.70%, 10/07/04                                 6,300             6,300
      SACRAMENTO CNTY
      2004 TRAN Series A
         1.65%, 07/11/05                                35,000            35,360
   +@ Special Facilities Airport RB (Cessna Aircraft Co)
      Series 1998
         1.75%, 10/07/04                                 3,300             3,300
      SACRAMENTO CNTY HOUSING AUTH
   +@ M/F Housing RB (Carlton Plaza Senior
      Apts) Series 2003E
         1.75%, 10/07/04                                14,000            14,000
   +@ M/F Housing RB (Hidden Oaks Apts) Series 1999C
         1.73%, 10/07/04                                 6,300             6,300
   +@ M/F Housing Refunding RB (Chesapeake Commons Apts)
      Series 2001C
         1.72%, 10/07/04                                28,000            28,000
      SACRAMENTO CNTY SANITATION DISTRICT
      RB Series 2000A
  ~@o    1.69%, 10/07/04                                12,445            12,445
  ~@o    1.70%, 10/07/04                                 6,090             6,090
          SACRAMENTO HOUSING AUTH
   +@ M/F Housing RB (St. Anton Building Apts)
      Series 2003I
         1.73%, 10/07/04                                 8,000             8,000
      SACRAMENTO REDEVELOPMENT AGENCY
   +@ M/F Housing RB (18th & L Apts) Series
      2002E
         1.73%, 10/07/04                                10,525            10,525
      SAN DIEGO CNTY & SCHOOL DISTRICTS
      TRAN Program Note Participations Series
      2004A
         1.58%, 07/25/05                                15,000            15,201
         1.59%, 07/25/05                               102,600           103,964
      SAN DIEGO HOUSING AUTH
   +@ M/F Mortgage Refunding RB (Creekside
      Villa Apts) Issue 1999B
         1.72%, 10/07/04                                 6,000             6,000
      SAN DIEGO UNIFIED SD
      2004-2005 TRAN Series A
         1.59%, 07/25/05                                75,000            75,846
 +~@o GO Bonds Series 2002D
         1.30%, 02/16/05                                12,280            12,280
 +~@o GO Bonds Series 2003E
         1.30%, 02/16/05                                21,665            21,665
      SAN FRANCISCO AIRPORTS COMMISSION
 +~@o Second Series RB Series 18B
         1.69%, 10/07/04                                16,255            16,255
 +~@o Second Series RB Series 24A
         1.75%, 10/07/04                                12,670            12,670
      SAN FRANCISCO CITY & CNTY
   +@ M/F Housing Refunding RB (City Heights
      Apts) Series 1997A
         1.73%, 10/07/04                                16,800            16,800
      SAN FRANCISCO CITY & CNTY REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Ocean Beach Apts) Series
      2001B
         1.76%, 10/07/04                                 7,235             7,235
   +@ M/F Housing Refunding RB (Fillmore Center) Series
      1992A2
         1.60%, 10/07/04                                 3,750             3,750
      SAN FRANCISCO CNTY TRANSPORTATION AUTH
      CP Notes Series A & B
    ~ 1.28%, 10/05/04                                   25,000            25,000
    ~ 1.30%, 10/05/04                                   12,500            12,500
      SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
    + Grant Anticipation Notes (Alameda
      Corridor Transportation)
         1.18%, 11/09/04                                30,300            30,300
      SAN JOAQUIN CNTY TRANSPORTATION AUTH
      Sales Tax Revenue TECP
    + 1.34%, 10/19/04                                   23,000            23,000
    + 1.35%, 10/20/04                                   29,700            29,700
      SAN JOSE
 +~@o GO Bonds Series 2002 (Libraries, Parks &
      Public Safety)
         1.69%, 10/07/04                                11,223            11,223
   +@ M/F Housing RB (Almaden Family Apts) Series 2003D
         1.73%, 10/07/04                                 5,000             5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ M/F Housing RB (Almaden Lake Village Apts)
      Series 1997A
         1.72%, 10/07/04                                15,900            15,900
   +@ M/F Housing RB (Betty Anne Gardens Apts),
      Series 2002A
         1.72%, 10/07/04                                 7,610             7,610
   +@ M/F Housing RB (El Paseo Apts) Series 2002B
         1.72%, 10/07/04                                 2,700             2,700
   +@ M/F Housing RB (Siena at Renaissance Square
      Apts) Series 1996A
         1.73%, 10/07/04                                21,500            21,500
      SAN JOSE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (101 San Fernando Apts)
      Series 1998A
         1.70%, 10/07/04                                38,000            38,000
   +@ RB (Merged Area Redevelopment) Series 1996B
         1.63%, 10/07/04                                 5,800             5,800
      SAN MARCOS REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Grandon Village) Series
      2002A
         1.68%, 10/07/04                                13,500            13,500
      SANTA BARBARA CNTY
      2004-2005 TRAN Series A
         1.57%, 07/26/05                                 7,375             7,460
      SANTA CLARA CNTY
   +@ M/F Housing Refunding RB (Briarwood
      Apts) Series 1996B
         1.68%, 10/07/04                                12,400            12,400
   +@ M/F Housing Refunding RB (Grove Garden Apts)
      Series 1997A
         1.68%, 10/07/04                                14,000            14,000
      SANTA CRUZ CNTY
      2004-2005 TRAN Series A
         1.62%, 07/06/05                                10,000            10,103
      SANTA FE SPRINGS IDA
   +@ IDRB (Tri-West) Series 1983
         1.35%, 10/30/04                                 4,000             4,000
      SANTA ROSA HOUSING AUTH
   +@ M/F Housing RB (Quail Run Apts) Series
      1997A
         1.77%, 10/07/04                                 8,555             8,555
      SOUTH PLACER WASTEWATER AUTH
  +~@ Wastewater RB Series B
         1.68%, 10/07/04                                 5,200             5,200
      SOUTH SAN FRANCISCO
   +@ M/F Housing RB (Magnolia Plaza Apts)
      Series 1987A
         1.77%, 10/07/04                                 5,500             5,500
      SOUTHERN CALIFORNIA HOME FINANCING AUTH
   ~@ S/F Mortgage RB Series 2004A
         1.69%, 10/07/04                                25,000            25,000
      S/F Mortgage RB Series 2004B
   ~@    1.69%, 10/07/04                                15,980            15,980
   ~@    1.45%, 02/01/05                                29,020            29,020
      SOUTHERN CALIFORNIA METROPOLITAN WATER
      DISTRICT
  ~@o Water RB Series 1999A
         1.71%, 10/07/04                                18,500            18,500
   ~@ Water RB Series 2000 B-1
         1.73%, 10/01/04                                 1,000             1,000
      SOUTHERN CALIFORNIA PUBLIC POWER AUTH
   +@ Transmission Project Subordinate
      Refunding RB Series 1991
         1.67%, 10/07/04                                 2,200             2,200
      STOCKTON
   +@ Arch Road East Community Facilities
      District No. 99-02 Special Tax Bonds
      Series 1999
         1.70%, 10/07/04                                 1,255             1,255
      SUNNYVALE
  +~@ COP (Government Center Site Acquisition)
      Series 2001A
         1.70%, 10/07/04                                13,000            13,000
      UNION CITY
   +@ M/F Housing Refunding RB (Greenhaven
      Apts) Series 1997A
         1.68%, 10/07/04                                10,975            10,975
      UNIVERSITY OF CALIFORNIA
 +~@o General RB Series 2003A
         1.70%, 10/07/04                                 8,265             8,265
 +~@o General RB Series 2003A
         1.70%, 10/07/04                                 9,005             9,005
  ~@o RB (Multiple Purpose) Series K
         1.72%, 10/07/04                                19,430            19,430
 +~@o RB (Multiple Purpose) Series O
         1.69%, 10/07/04                                 7,495             7,495
      TECP Series A
         1.12%, 10/05/04                                10,100            10,100
         1.34%, 10/19/04                                 5,000             5,000
         1.15%, 11/02/04                                12,545            12,545
         1.17%, 11/15/04                                25,200            25,200
      VAL VERDE UNIFIED SD
   +@ COP (Land Bank) Series 2004A
         1.68%, 10/07/04                                 2,600             2,600
      VALLECITOS WATER DISTRICT
   +@ Water Revenue COP (Twin Oaks Reservoir)
      Series 1998
         1.72%, 10/07/04                                18,400            18,400
      VENTURA CNTY
      2004-05 TRAN
         1.60%, 07/01/05                                60,000            60,618
      VERNON ELECTRIC SYSTEM
   +@ Electric System RB (Malburg Generating
      Station) Series 2003A
         1.68%, 10/07/04                                11,000            11,000
      VICTOR VALLEY COMMUNITY COLLEGE DISTRICT
   +@ COP Series 1997
         1.70%, 10/07/04                                17,450            17,450
      WEST SACRAMENTO COMMUNITY FACILITIES
      DISTRICT #6
   +@ Special Tax Bonds Series 1997A
         1.90%, 10/07/04                                 3,310             3,310
      WESTERN PLACER UNIFIED SD
   +@ COP (School Facilities) Series 2003
         1.73%, 10/07/04                                 9,000             9,000
      WESTMINISTER REDEVELOPMENT AGENCY
  +~@ Commercial Redevelopment Project No. 1
      Tax Allocation Refunding RB Series 1997
         1.70%, 10/07/04                                21,500            21,500
   +@ M/F Housing RB (Brookhurst Royale Senior
      Assisted Living) Series 2000A
         1.90%, 10/07/04                                 7,700             7,700

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      WESTMINSTER
  +~@ COP (Civic Center Refunding) Series 1998A
         1.70%, 10/07/04                                     3,410         3,410
                                                                     -----------
                                                                       6,716,171
      PUERTO RICO  2.3%
      GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
      TECP Series 1997
         1.17%, 11/10/04                                     7,000         7,000
      PUERTO RICO
 +~@o Public Improvement Bonds 2000
         1.68%, 10/07/04                                     6,530         6,530
 +~@o Public Improvement Bonds Series 2001A
         1.73%, 10/07/04                                     6,835         6,835
 +~@o Public Improvement Bonds Series 2001B
         1.70%, 10/07/04                                     7,295         7,295
 +~@o Public Improvement Refunding Bonds Series
      2001A
         1.70%, 10/07/04                                    14,995        14,995
 +~@o Public Improvement Refunding Bonds Series
      2002A
         1.81%, 10/07/04                                     4,995         4,995
      PUERTO RICO ELECTRIC POWER AUTH
 +~@o Power RB Series HH
         1.70%, 10/07/04                                    20,765        20,765
 +~@o Power Refunding RB Series KK
         1.70%, 10/07/04                                    10,420        10,420
      PUERTO RICO HFC
 +~@o M/F Mortgage RB Portfolio A Series I
         1.70%, 10/07/04                                    10,165        10,165
      PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
 +~@o Grant Anticipation RB
         1.72%, 10/07/04                                     4,250         4,250
      Highway RB Series Y
 +~@o    1.68%, 10/07/04                                     7,800         7,800
 +~@o    1.72%, 10/07/04                                     8,600         8,600
 +~@o Highway Refunding RB Series AA
         1.72%, 10/07/04                                     3,995         3,995
  +~@ Transportation RB Series 1998A
         1.72%, 10/07/04                                     4,810         4,810
 +~@o Transportation RB Series 2000B
         1.71%, 10/07/04                                     4,955         4,955
 +~@o Transportation RB Series J and I
         1.72%, 10/07/04                                     4,995         4,995
      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
  ~@o Special Obligation Bonds Series 2000A
         1.72%, 10/07/04                                    20,000        20,000
 +~@o Special Tax RB Series 1997A
         1.68%, 10/07/04                                     1,000         1,000
      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Government Facilities RB Series B
         1.70%, 10/07/04                                    10,295        10,295
 +~@o Refunding RB Series L
         1.72%, 10/07/04                                     5,545         5,545
                                                                     -----------
                                                                         165,245

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $6,881,416.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

= Delayed-delivery security

* Collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 97.0%   MUNICIPAL SECURITIES                       13,019,270        13,019,270
--------------------------------------------------------------------------------
 97.0%   TOTAL INVESTMENTS                          13,019,270        13,019,270
  3.0%   OTHER ASSETS AND LIABILITIES                                    401,799
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   13,421,070

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES  97.0% of net assets

      ALABAMA  0.7%
      ALABAMA IDA
   +@ IDRB (Scientific Utilization) Series 1996
         1.98%, 10/07/04                                      1,890        1,890
      BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
   +@ Health Care Facility RB (Eastern Health
      System) Series 2003A
         1.71%, 10/07/04                                     36,500       36,500
      DAPHNE UTILITIES BOARD
  +~@ Water, Gas & Sewer Refunding RB Series
      2000
         1.70%, 10/07/04                                      8,100        8,100
      DECATUR IDB
    @ Exempt Facilities Refunding RB (Nucor
      Steel Decatur) Series 2003A
         1.75%, 10/07/04                                     17,000       17,000
      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe) Series 1997
         2.19%, 10/07/04                                        300          300
      FT PAYNE IDA
   +@ IDRB (Charleston Hosiery) Series 1997
         1.81%, 10/07/04                                      1,000        1,000
      HOOVER BOARD OF EDUCATION
 +~@o Capital Outlay TAN Series 2001
         1.75%, 10/07/04                                      9,860        9,860
      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori Academy)
      Series 1999
         1.80%, 10/07/04                                      1,255        1,255
      SCOTTSBORO
   +@ School Warrants Series 1997
         1.70%, 10/07/04                                      3,655        3,655
      STEVENSON IDB
   +@ Environmental Improvement RB (Mead Corp)
      Series 1997
         1.73%, 10/07/04                                     17,300       17,300
      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties) Series 1998
         1.85%, 10/07/04                                        940          940
                                                                     -----------
                                                                          97,800

      ALASKA  0.2%
      ALASKA HFC
 +~@o General Mortgage RB Series 1999A
         1.74%, 10/07/04                                     21,805       21,805
  ~@o General Mortgage RB Series 2002A
         1.75%, 10/07/04                                      5,995        5,995
                                                                     -----------
                                                                          27,800

      ARIZONA  0.4%
      ARIZONA HEALTH FACILITIES AUTH
  +~@ Hospital RB (Northern Arizona Healthcare
      System) Series 1996B
         1.70%, 10/07/04                                      7,250        7,250
  +~@ RB (Arizona Voluntary Hospital Federation Pooled
      Loan Program) Series 1985A
         1.70%, 10/07/04                                      5,595        5,595
  +~@ RB (Arizona Voluntary Hospital Federation Pooled
      Loan Program) Series 1985B
         1.70%, 10/07/04                                      9,310        9,310
      CHANDLER IDA
   +@ IDRB (South Bay Circuits) Series 1999A
         1.83%, 10/07/04                                      1,300        1,300
      MARICOPA CNTY IDA
   +@ M/F Mortgage Refunding RB (San Fernando
      Apts) Series 2004
         1.74%, 10/07/04                                      7,750        7,750
      PHOENIX CIVIC IMPROVEMENT CORP.
   +@ Subordinated Excise Tax RB (Airport
      Improvements) Series 1995
         1.72%, 10/07/04                                      1,000        1,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      TEMPE INDUSTRIAL DEVELOPMENT AUTH
   +@ RB (ASUF Brickyard) Series 2004A
         1.70%, 10/07/04                                11,210            11,210
      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai Regional Medical
      Center) Series 1997B
         1.70%, 10/07/04                                14,350            14,350
                                                                     -----------
                                                                          57,765
      ARKANSAS  0.1%
      ARKANSAS DEV FINANCE AUTH
   +@ IDRB (C&C Holding Co) Series 1998
         1.80%, 10/07/04                                   995               995
      INDEPENDENCE CNTY
   +@ IDRB (Ideal Baking Co) Series 1997
         1.80%, 10/07/04                                 2,800             2,800
   +@ IDRB (Townsends) Series 1996
         1.77%, 10/07/04                                 9,000             9,000
                                                                     -----------
                                                                          12,795
      CALIFORNIA  5.4%
      ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   +@ Student Loan Program RB Senior Series
      II-A8
         1.75%, 10/07/04                                22,150            22,150
   +@ Student Loan Program RB Senior Series II-A9
         1.75%, 10/07/04                                64,000            64,000
   +@ Student Loan Program RB Series II-A1
         1.74%, 10/07/04                                35,000            35,000
   +@ Student Loan Program RB Series II-A2
         1.75%, 10/07/04                                20,000            20,000
   +@ Student Loan Program RB Series II-A3
         1.74%, 10/07/04                                23,700            23,700
      CALIFORNIA
  +~@ Economic Recovery Bonds Series 2004C-21
         1.67%, 10/07/04                                45,000            45,000
      TECP
    +    1.16%, 10/05/04                                38,000            38,000
         1.35%, 10/05/04                                 6,000             6,000
         1.15%, 10/06/04                                22,800            22,800
         1.16%, 10/16/04                                25,000            25,000
         1.35%, 11/04/04                                 7,000             7,000
         1.59%, 11/09/04                                14,300            14,294
         1.70%, 12/08/04                                18,400            18,400
         1.70%, 12/09/04                                10,163            10,163
      CALIFORNIA DEPT. OF WATER RESOURCES
   +@ Power Supply RB Series 2002C-17
         1.65%, 10/07/04                                 1,700             1,700
      CALIFORNIA HFA
  +~@ Home Mortgage RB 2000 Series N
         1.67%, 10/07/04                                 4,200             4,200
  +~@ Home Mortgage RB 2003 Series H
         1.44%, 10/07/04                                 4,600             4,600
  +~@ Home Mortgage RB Series 2001R
         1.77%, 10/01/04                                 1,800             1,800
   ~@ M/F Housing RB III Series 2002 E
         1.69%, 10/07/04                                19,975            19,975
      CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
    + Pool Bonds Series 2004A
         1.60%, 07/06/05                               100,000           101,049
      CHELA FINANCIAL
    + Student Loan Senior Lien Refunding RB
      Series 1992 A-4
         1.05%, 03/01/05                                16,725            16,725
      LOS ANGELES
      2004 TRAN
         1.49%, 06/30/05                                 9,500             9,640
      LOS ANGELES CNTY
      2004-05 TRAN Series A
         1.60%, 06/30/05                               100,000           101,027
      LOS ANGELES CNTY CAPITAL ASSET LEASING CORP.
    + Lease Revenue TECP
         1.70%, 12/22/04                                17,000            17,000
      LOS ANGELES CONVENTION & EXHIBITION CENTER AUTH
  +~@ Refunding Lease RB Series 2003E
         1.67%, 10/07/04                                27,700            27,700
      LOS ANGELES DEPT. OF WATER & POWER
    ~ Power System Revenue CP Notes
         1.44%, 12/10/04                                35,000            35,000
      SAN BERNARDINO CNTY
  +~@ COP (Medical Center) Series 1998
         1.63%, 10/07/04                                 2,000             2,000
      SAN JOSE
   +@ M/F Housing RB (Almaden Lake Village
      Apts) Series 1997A
         1.72%, 10/07/04                                 4,500             4,500
      SANTA ROSA
   +@ Wastewater Refunding RB Series 2004A
         1.70%, 10/07/04                                23,000            23,000
                                                                     -----------
                                                                         721,423
      COLORADO  3.9%
      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver Jetcenter) Series
      1997
         1.50%, 10/30/04                                 3,500             3,500
      ARVADA
  +~@ Water Enterprise RB Series 2001
         1.45%, 10/01/04                                 4,200             4,200
      COLORADO
      Education Loan Program TRAN Series 2004A
  ~@o    1.75%, 10/07/04                                18,745            18,745
  ~@o    1.20%, 10/12/04                                16,175            16,175
      General Fund TRAN Series 2004A
         1.60%, 06/27/05                                38,400            38,790
         1.58%, 06/27/05                               108,000           109,076
      COLORADO HOUSING & FINANCE AUTH
   +@ Economic Development RB (Pemracs) Series
      2000A
         1.78%, 10/07/04                                 3,440             3,440
      S/F Mortgage Class I Bonds Series 2003C4
         1.18%, 11/01/04                                 5,000             5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      S/F Mortgage Class I Bonds Series 2003C5
         1.13%, 11/01/04                                    13,000        13,000
      S/F Mortgage Class I Bonds Series 2004A-4
         1.82%, 08/01/05                                    26,300        26,300
  ~@o S/F Program Senior Bonds Series 1995D
         1.84%, 10/07/04                                     1,140         1,140
      COLORADO STUDENT LOAN AUTH
  +~@ Senior Lien Student Loan RB Series
      1999A-2
         1.75%, 10/07/04                                    28,400        28,400
  +~@ Senior Lien Student Loan RB Series 1999A-3
         1.75%, 10/07/04                                    29,800        29,800
  +~@ Student Loan Program Senior Bonds Series 1990A
         1.76%, 10/07/04                                    14,400        14,400
  +~@ Student Loan RB Series 1989A
         1.75%, 10/07/04                                    49,400        49,400
      DENVER CITY & CNTY
  +@* Airport System RB Series 1992F
         1.80%, 10/07/04                                    18,250        18,250
  +@* Airport System RB Series 1992G
         1.80%, 10/07/04                                    18,725        18,725
 +~@* Airport System Refunding RB Series 2000B
         1.78%, 10/07/04                                    10,000        10,000
 +~@* Airport System Refunding RB Series 2000C
         1.80%, 10/07/04                                    50,000        50,000
    + Airport System Refunding RB Series 2001A
         1.10%, 11/15/04                                     9,550         9,598
  +~@ Refunding COP (Wellington E. Webb Municipal
      Office Building) Series 2003 C-3
         1.70%, 10/07/04                                    20,000        20,000
      LOWRY ECONOMIC DEV AUTH
   +@ IDRB Series 2002B
         1.70%, 10/07/04                                    14,140        14,140
   +@ Refunding RB Series 2002A
         1.70%, 10/07/04                                    11,360        11,360
      REGIONAL TRANSPORTATION DISTRICT
    + Subordinate Lien Sales Tax Revenue TECP
      Series 2001A
         1.20%, 11/04/04                                     7,500         7,500
      WESTMINSTER ECONOMIC DEV AUTH
   +@ Tax Increment RB (Westminster Plaza)
      Series 1997A
         1.83%, 10/07/04                                     6,430         6,430
                                                                     -----------
                                                                         527,369
      CONNECTICUT  0.2%
      FAIRFIELD
      GO BAN Series 2004
         1.50%, 07/28/05                                    25,000        25,303
      DELAWARE  0.4%
      DELAWARE ECONOMIC DEV AUTH
  +~@ RB (Hospital Billing & Collection
      Service) Series 1985
         1.71%, 10/07/04                                     1,115         1,115
  +~@ RB (Hospital Billing & Collection Service)
      Series 1985C
         1.71%, 10/07/04                                       300           300
      NEW CASTLE CNTY
   +@ Airport Facility RB (Flightsafety
      International) Series 2002
         1.74%, 10/07/04                                    16,600        16,600
      SUSSEX CNTY
   +@ IDRB (Perdue-Agrirecycle) Series 2000
         1.77%, 10/07/04                                     5,300         5,300
   +@ RB (Baywood) Series 1997A
         1.90%, 10/07/04                                     2,400         2,400
      WILMINGTON
   +@ RB (Delaware Art Museum) Series 2003
         1.70%, 10/07/04                                    21,800        21,800
                                                                     -----------
                                                                          47,515
      DISTRICT OF COLUMBIA  0.9%
      DISTRICT OF COLUMBIA
   +@ Enterprise Zone RB (Crowell & Moring)
      Series 2001
         1.77%, 10/07/04                                     3,700         3,700
  +~@ GO Bonds Series 2003D-3
         1.67%, 10/07/04                                    20,000        20,000
 +~@o GO Refunding Bonds Series 1999B
         1.73%, 10/07/04                                    14,640        14,640
   +@ RB (American Psychological Assn) Series 2003
         1.75%, 10/07/04                                     2,755         2,755
      METROPOLITAN WASHINGTON AIRPORTS AUTH
 +~@o Airport System RB Series 2001A
         1.78%, 10/07/04                                     5,870         5,870
  +~@ Airport System Refunding RB Series 2002C
         1.75%, 10/07/04                                    27,900        27,900
 +~@o Airport System Refunding RB Series 2004D
         1.78%, 10/07/04                                     2,750         2,750
    ~ TECP Series A
         1.23%, 11/17/04                                    30,000        30,000
      WASHINGTON DC METROPOLITAN AREA TRANSIT AUTH
 +~@o Gross Revenue Transit Refunding Bonds
      Series 2003
         1.25%, 10/27/04                                     8,360         8,360
                                                                     -----------
                                                                         115,975
      FLORIDA  5.0%
      BREVARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Florida Institute of Technology
      Project) Series B
         1.70%, 10/07/04                                    10,000        10,000
      BREVARD CNTY HEALTH FACILITIES AUTH
   +@ RB (Wuesthoff Health Systems) Series 2004
         1.69%, 10/07/04                                     5,000         5,000
      BREVARD CNTY HFA
   +@ Multi-family Housing Refunding RB (Shore
      View Apts) Series 1995
         1.70%, 10/07/04                                     1,900         1,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
          BROWARD CNTY
  +~@ Subordinate Port Facilities Refunding RB
      (Port Everglades) Series 1998
         1.80%, 10/07/04                                 4,980             4,980
      BROWARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Nova
      Southeastern Univ) Series 2000A
         1.69%, 10/07/04                                10,900            10,900
      BROWARD CNTY HFA
   +@ Multifamily Housing RB (Landings of
      Inverrary Apts) 1985 Series
         1.72%, 10/07/04                                 7,500             7,500
   +@ Multifamily Housing Refunding RB (Island
      Club Apts) Series 2001A
         1.71%, 10/07/04                                 3,000             3,000
   +@ Multifamily Housing Refunding RB
      (Reflections Apts Project) Series 1999
         1.70%, 10/07/04                                 4,050             4,050
   +@ Multifamily Housing Refunding RB
      (Water's Edge) Series 1997
         1.70%, 10/07/04                                   400               400
   +@ Multifamily Housing Variable Rate
      Demand RB Sanctuary Apts) 1985 Series
         1.72%, 10/07/04                                   350               350
      CHARLOTTE CNTY
  +~@ Refunding RB, Series 2003A
         1.71%, 10/07/04                                27,370            27,370
  +~@ Refunding RB, Series 2003B
         1.70%, 10/07/04                                 6,000             6,000
      CHARLOTTE CNTY HFA
   +@ M/F Housing RB Series 2000 (Murdock
      Circle Apts)
         1.76%, 10/07/04                                10,310            10,310
      COLLIER CNTY HFA
   +@ M/F Housing RB, Series 2001A (Brittany
      Bay Apts)
         1.66%, 10/07/04                                 3,350             3,350
      COLLIER CNTY IDA
   +@ Educational Facilities RB (Community
      School of Naples) Series 2002
         1.70%, 10/07/04                                 7,950             7,950
      DADE CNTY
  +~@ Water and Sewer System RB Series 1994
         1.66%, 10/07/04                                 1,500             1,500
      EUSTIS
   +@ RB Installment 1997A
         1.69%, 10/07/04                                 3,560             3,560
      FLORIDA DEV FINANCE CORP.
   +@ IDRB 1999 Series A3 (Sunshine State
      Christian Homes, Inc. Project)
         1.74%, 10/07/04                                 1,200             1,200
      FLORIDA HFA
   +@ Housing RB 1996 Series F (Caribbean Key
      Apts)
         1.74%, 10/07/04                                 3,400             3,400
   +@ Housing RB Series 1989J (Ashley Lake
      Park II)
         1.66%, 10/07/04                                 8,630             8,630
   +@ Housing RB Series 1996P (Tiffany Club
      Apts)
         1.74%, 10/07/04                                 5,820             5,820
   +@ Housing RB Series 1996U (Heron Park)
         1.66%, 10/07/04                                 3,750             3,750
   +@ M/F Guaranteed Mortgage RB 1983 Series K
      (Oaks At Regency)
         1.70%, 10/07/04                                 6,925             6,925
   +@ M/F Housing RB 1985 Series MM
      (Buena Vista Place)
         1.60%, 10/07/04                                10,000            10,000
   +@ M/F Housing RB 1985 Series XX
      (Cameron Cove Apts)
         1.74%, 10/07/04                                 2,100             2,100
   +@ M/F Housing Refunding RB 1998
      Series J (South Pointe)
         1.68%, 10/07/04                                 5,500             5,500
   +@ M/F Housing Refunding RB 2001 Series K-A
      (Reflections Apts)
         1.69%, 10/07/04                                 3,800             3,800
   +@ M/F Mortgage RB 2003 Series N
      (Pinnacle Pointe Apts)
         1.72%, 10/07/04                                 7,915             7,915
   +@ M/F Mortgage RB 2003 Series P (Wexford
      Apts)
         1.74%, 10/07/04                                 7,500             7,500
   +@ M/F Mortgage Refunding RB 2002 Series J-1
      (Victoria Park Apts)
         1.70%, 10/07/04                                 8,900             8,900
   +@ RB 1999 Series I-1 (Heritage Pointe Apts)
         1.74%, 10/07/04                                 5,300             5,300
   +@ RB 1999 Series P (Timberline Apts)
         1.75%, 10/07/04                                 6,135             6,135
      FLORIDA HOUSING FINANCE CORP.
   +@ M/F Mortgage RB 2004 Series G-1
      (Arlington Apts)
         1.75%, 10/07/04                                11,340            11,340
      FLORIDA LOCAL GOVERNMENT FINANCE COMM
      Pooled TECP Series 1994A
    +    1.37%, 10/26/04                                27,190            27,190
    +    1.35%, 11/10/04                                 8,500             8,500
    +    1.40%, 11/10/04                                 2,420             2,420
      FORT LAUDERDALE
  +~@ RB (Pine Crest Preparatory School)
      Series 2002
         1.70%, 10/07/04                                 9,475             9,475
      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities  RB Series 2002E
         1.75%, 10/07/04                                 2,230             2,230
      GULF BREEZE
  +~@ Local Government Loan Program RB Series
      1985B
         1.70%, 10/07/04                                17,840            17,840
  +~@ Local Government Loan Program RB
      Series 1985E
         1.70%, 10/07/04                                 3,505             3,505
      HALIFAX HOSPITAL MEDICAL CENTER
   +@ RB (Florida Health Care Plan) Series 1998
         1.71%, 10/07/04                                 5,200             5,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      HILLSBOROUGH CNTY AVIATION AUTH
    + Airport Facilities Subordinated TECP
      Series B
         1.17%, 11/04/04                                10,000            10,000
      HILLSBOROUGH CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Univ of Tampa) Series 2000
         1.75%, 10/07/04                                 5,600             5,600
      HILLSBOROUGH CNTY INDUSTRIAL DEV AUTH
 +~@o IDRB (Univ Community Hospital) Series
      1994
         1.72%, 10/07/04                                33,970            33,970
      JACKSONVILLE ECONOMIC DEV COMM
   +@ Educational Facilities RB  (Episcopal
      High School) Series 2002
         1.70%, 10/07/04                                 5,800             5,800
      JACKSONVILLE ELECTRIC AUTH
  ~@o Electric System RB, Series Three 2000A
         1.74%, 10/07/04                                 3,580             3,580
      JACKSONVILLE HEALTH FACILITIES AUTH
   +@ Health Facilities RB (River Garden / The
      Coves) Series 1994
         1.74%, 10/07/04                                 3,265             3,265
      LAKELAND
   +@ Educational Facilities RB (Florida
      Southern College) Series 1999
         1.69%, 10/07/04                                26,775            26,775
      LEE CNTY HFA
   +@ M/F Housing RB Series 2002A (Univ Club
      Apts)
         1.76%, 10/07/04                                 5,500             5,500
      MANATEE CNTY HFA
   +@ M/F Housing RB Series 2000A (Sabal Palm
      Harbor Apts)
         1.62%, 10/07/04                                 4,200             4,200
   +@ M/F Mortgage Refunding RB (Hampton Court)
      Series 1989A
         1.69%, 10/07/04                                   500               500
      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series 1998A
         1.58%, 10/07/04                                 1,205             1,205
   +@ RB (Belen Jesuit Preparatory School Project),
      Series 1999
         1.69%, 10/07/04                                 5,800             5,800
      NASSAU CNTY
   +@ Pollution Control Private Activity RB
      Series 1999 (Rayonier)
         1.72%, 10/07/04                                 7,665             7,665
      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee Landfill)
      Series 1999
         1.76%, 10/07/04                                 7,000             7,000
      ORANGE CNTY HFA
   +@ Housing Refunding RB (Highland Pointe
      Apts) Series 1998J
         1.34%, 10/07/04                                 7,455             7,455
   +@ M/F Housing RB (Glenn On Millenia Boulevard)
      2001 Series C
         1.66%, 10/07/04                                 3,355             3,355
   +@ M/F Housing RB (West Pointe Villas Apts)
      Series 2000F
         1.74%, 10/07/04                                 5,750             5,750
   +@ M/F Housing Refunding RB (Andover Place Apts)
      Series 1998F
         1.74%, 10/07/04                                 7,770             7,770
   +@ M/F Housing Refunding RB (Smokewood/Sun
      Key Apts) 1992 Series A
         1.68%, 10/07/04                                 9,000             9,000
   +@ M/F Housing Refunding RB 2001 Series E
      (Heather Glen Apts)
         1.72%, 10/07/04                                11,900            11,900
      ORANGE CNTY IDA
   +@ Educational Facilities RB (UCF
      Hospitality School Student Housing Fndn)
      Series 2004
         1.69%, 10/07/04                                 9,000             9,000
   +@ RB (Center For Drug Free Living) Series 1999
         1.69%, 10/07/04                                 9,095             9,095
      ORLANDO & ORANGE CNTY EXPRESSWAY AUTH
  +~@ Expressway Refunding RB Series 2003C-2
         1.70%, 10/07/04                                 4,500             4,500
      ORLANDO UTILITIES COMM
   ~@ Water & Electric RB, Series 2002B
         1.69%, 10/07/04                                 1,800             1,800
      PALM BEACH CNTY
   +@ Economic Development Refunding &
      Improvement RB (YMCA) Series 2003
         1.69%, 10/07/04                                13,700            13,700
   +@ IDBR (South Florida Blood Banks Project)
      Series 2002
         1.69%, 10/07/04                                 8,940             8,940
   +@ RB (Comprehensive Alcoholism Rehabilitation
      Programs) Series 2000
         1.69%, 10/07/04                                 5,100             5,100
      PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Lynn Univ)
      Series 2001
         1.70%, 10/07/04                                 7,545             7,545
      PASCO CNTY SD
  +~@ COP Series 1996
         1.70%, 10/07/04                                20,700            20,700
      PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Canterbury School of Florida) Series
      2000
         1.71%, 10/07/04                                 2,820             2,820
   +@ RB (Shorecrest Preparatory School) Series
      2001
         1.71%, 10/07/04                                 1,000             1,000
   +@ Refunding RB (Canterbury School of Florida)
      Series 2004
         1.71%, 10/07/04                                 4,645             4,645
      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
         1.70%, 10/07/04                                 8,100             8,100
      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
         1.74%, 10/07/04                                 4,875             4,875

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      POLK CNTY INDUSTRIAL DEV AUTH
   +@ IDRB (Lifepath Hospice & Palliative
      Care) Series 2004
         1.69%, 10/07/04                                 6,600             6,600
      PORT ST LUCIE
  +~@ Utility System Refunding RB Series 2004A
         1.74%, 10/07/04                                 5,000             5,000
      SANTA ROSA CNTY
   +@ Health Facilities RB (Baptist Hospital)
      Series 2003
         1.70%, 10/07/04                                 7,905             7,905
      SEMINOLE CNTY SD
      TAN Series 2004
         1.48%, 08/24/05                                24,250            24,575
      TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
   +@ Capital Improvement RB Series 1998A
         1.69%, 10/07/04                                13,400            13,400
      TAMPA
   +@ Health Care Facilities RB (Lifelink
      Foundation) Series 1997
         1.69%, 10/07/04                                 4,410             4,410
  +~@ Occupational License Tax Refunding Bonds
      Series 2002C
         1.68%, 10/07/04                                 9,350             9,350
   +@ RB (Tampa Preparatory School) Series 2000
         1.69%, 10/07/04                                11,000            11,000
      TAMPA BAY WATER UTILITY
   +@ Utility System RB Series 2002
         1.75%, 10/07/04                                 7,000             7,000
      UNIVERSITY OF SOUTH FLORIDA RESEARCH
      FOUNDATION
   +@ RB (Interdisciplinary Research Building)
      Series 2004A
         1.70%, 10/07/04                                18,155            18,155
      VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB
      (Bethune-Cookman College) Series 2001
         1.69%, 10/07/04                                 9,120             9,120
                                                                     -----------
                                                                         667,120
      GEORGIA  4.5%
      ATLANTA
 +~@o Airport General Refunding RB Series 2000A
         1.77%, 10/07/04                                11,195            11,195
 +~@o Airport General Refunding RB Series 2000C
         1.78%, 10/07/04                                 3,385             3,385
  +~@ Airport General Refunding RB Series
      2003RF-B1
         1.71%, 10/07/04                                60,630            60,630
  +~@ Airport General Refunding RB Series
      2003RF-C2
         1.69%, 10/07/04                                16,710            16,710
 +~@o Airport General Refunding RB Series
      2003RF-D
         1.78%, 10/07/04                                 6,180             6,180
      ATLANTA URBAN RESIDENTIAL FINANCE AUTH
   +@ M/F Housing RB (Brentwood Creek Apts )
      Series 1999
         1.77%, 10/07/04                                 4,425             4,425
   +@ M/F Housing RB (Brentwood Meadows Apts )
      Series 1999
         1.77%, 10/07/04                                 2,935             2,935
   +@ M/F Housing RB (Brentwood Village Apts)
      Series 1999
         1.77%, 10/07/04                                 5,940             5,940
   +@ M/F Housing RB (Carver Redevelopment Phase
      III) Series 2001
         1.77%, 10/07/04                                 3,500             3,500
   +@ M/F Housing RB (Delmonte/Brownlee Court),
      Series 2001A
         1.77%, 10/07/04                                 4,600             4,600
   +@ M/F Housing RB (M St Apts) Series 2003
         1.79%, 10/07/04                                 7,000             7,000
   +@ M/F Housing RB (Peaks at West Atlanta Apts)
      Series 2001
         1.77%, 10/07/04                                 5,000             5,000
   +@ M/F Senior Housing RB (Big Bethel Village)
      Series 2001
         1.77%, 10/07/04                                 4,500             4,500
      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope) Series 2001
         1.77%, 10/07/04                                 3,800             3,800
      BARTOW CNTY
   +@ IDRB (Bartow Paving Co) Series 1998
         1.81%, 10/07/04                                 1,800             1,800
      CARTERSVILLE DEV AUTH
   +@ IDRB (Cartersville Facilities) Series
      1998
         1.83%, 10/07/04                                 2,000             2,000
      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp) Series 1996
         1.76%, 10/07/04                                 1,900             1,900
      CLAYTON CNTY DEV AUTH
   +@ IDRB (Wilson Holdings) Series 1998
         1.82%, 10/07/04                                   400               400
   +@ Special Facilities RB (Delta Air Lines)
      Series 2000C
         1.77%, 10/07/04                                19,500            19,500
      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park Club Apts)
      Series 1997
         1.73%, 10/07/04                                12,095            12,095
      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton Green Apts)
      Series 1995
         1.76%, 10/07/04                                13,500            13,500
   +@ M/F Housing RB (Woodchase Village Apt)
      Series 2003
         1.77%, 10/07/04                                 4,000             4,000
   +@ M/F Housing Refunding RB (Walton Park Apts)
      Series 2000
         1.71%, 10/07/04                                21,100            21,100
      COLUMBUS DEV AUTH
   +@ RB (Foundation Properties) Series 2000
         1.73%, 10/07/04                                 3,845             3,845

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ RB (Foundation Properties) Series 2002
         1.73%, 10/07/04                                11,430            11,430
      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace Apts)
      Series 2002
         1.77%, 10/07/04                                 6,400             6,400
      CRISP CNTY - CORDELE IDA
   +@ RB (Georgia Ductile) Series 2000
         1.80%, 10/07/04                                12,700            12,700
      DALTON DEV AUTH
   +@ Revenue Certificates (Hamilton Health
      Care System) Series 2003B
         1.70%, 10/07/04                                15,750            15,750
      DAWSON CNTY
   +@ IDRB (World Wide Mnfg) Series 1998
         1.81%, 10/07/04                                 2,200             2,200
      DEKALB CNTY DEV AUTH
   +@ RB (Arbor Montessori School) Series 1998
         1.69%, 10/07/04                                 1,100             1,100
      DEKALB CNY HOUSING AUTH
   +@ M/F Housing RB (Brittany Apts) Series
      2001
         1.74%, 10/07/04                                 8,000             8,000
   +@ M/F Housing RB (Eagles Trace Apts) Series 1996
         1.74%, 10/07/04                                 8,850             8,850
   +@ M/F Housing RB (Mountain Crest Apts) Series 2002
         1.77%, 10/07/04                                 7,915             7,915
   +@ M/F Housing RB (Villas of Friendly Heights Apts)
      Series 2001
         1.77%, 10/07/04                                 3,575             3,575
   +@ M/F Housing RB (Wesley Club Apts) Series 2002
         1.77%, 10/07/04                                 5,970             5,970
      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates) Series 1997
         1.75%, 10/07/04                                 3,800             3,800
      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
         1.77%, 10/07/04                                 3,685             3,685
      FORSYTH CNTY DEV AUTH
   +@ Economic Development RB (Federal Road)
      Series 2001
         1.77%, 10/07/04                                 7,000             7,000
      FULTON CNTY DEV AUTH
   +@ RB (Atlanta International School) Series
      1997
         1.69%, 10/07/04                                 2,600             2,600
   ~@ RB (Robert W. Woodruff Arts Center) Series 2004B
         1.69%, 10/07/04                                16,000            16,000
   +@ RB (Trinity School) Series 2001
         1.69%, 10/07/04                                 7,000             7,000
      GAINESVILLE REDEVELOPMENT AUTH
   +@ Educational Facilities RB (Riverside
      Military Academy) Series 1999
         1.69%, 10/07/04                                29,500            29,500
      GEORGIA
  ~@o GO Bonds Series 1998B
         1.75%, 10/07/04                                20,245            20,245
      GORDON CNTY DEV AUTH
   +@ RB (Constantine Dyeing) Series 2001
         1.77%, 10/07/04                                 4,150             4,150
      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court) Series 1998
         1.69%, 10/07/04                                 5,000             5,000
      HART CNTY
   +@ Refunding RB & IDRB (Dundee Mills)
      Series 1994
         1.77%, 10/07/04                                 2,115             2,115
      HOUSTON CNTY DEV AUTH
   +@ IDRB (Douglas Asphalt Co) Series 2000
         1.77%, 10/07/04                                 1,800             1,800
      JEFFERSON CNTY DEV AUTH
   +@ IDRB (Grove River Mills) Series 1997
         1.81%, 10/07/04                                 1,800             1,800
      LAURENS CNTY DEV AUTH
   +@ Solid Waste Disposal RB (Southeast Paper
      Mnfg Co) Series 1993
         1.77%, 10/07/04                                25,000            25,000
   +@ Solid Waste Disposal RB (Southeast Paper Mnfg Co)
      Series 1997
         1.69%, 10/07/04                                26,000            26,000
      LAWRENCEVILLE HOUSING AUTH
   +@ M/F Housing RB (Chatham Club Apts)
      Series 2002
         1.77%, 10/07/04                                 7,700             7,700
      LOWNDES CNTY DEV AUTH
   +@ M/F Housing RB (FMPH Valdosta) Series
      1999
         1.77%, 10/07/04                                 4,840             4,840
      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
      (Medical Center of Central Georgia)
      Series 1998
         1.69%, 10/07/04                                 4,000             4,000
      MILLER CNTY DEV AUTH
   +@ IDRB (Birdsong Corp) Series 2000
         1.77%, 10/07/04                                 2,600             2,600
      MUNICIPAL GAS AUTH OF GEORGIA
   +@ Gas RB (Gas Portfolio III) Series B
         1.72%, 10/07/04                                54,900            54,900
      PIKE CNTY DEV AUTH
   +@ IDRB (Southern Mills) Series 2003
         1.81%, 10/07/04                                 4,000             4,000
      SAVANNAH ECONOMIC DEV AUTH
   +@ Exempt Facility RB (Georgia Kaolin
      Terminal) Series 1997
         1.75%, 10/07/04                                11,000            11,000
   +@ Exempt Facility RB (Home Depot) Series 1995B
         1.77%, 10/07/04                                 5,000             5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ First Mortgage RB (Marshes of Skidaway Island)
      Series 2003C
         1.41%, 10/07/04                                   15,000         15,000
      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo Pointe Apts)
      Series 2001A-1
         1.77%, 10/07/04                                    3,500          3,500
   +@ M/F Housing RB (Live Oak Plantation Apts)
      Series 2001A-1
         1.77%, 10/07/04                                    2,500          2,500
      SUMMERVILLE DEV AUTH
   +@ Exempt Facility RB (Image Industries)
      Series 1997
         1.80%, 10/07/04                                   11,000         11,000
      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates (John
      D. Archbold Memorial Hospital) Series
      2003
         1.69%, 10/07/04                                    5,900          5,900
      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door & Trim Corp) Series 2000
         1.87%, 10/07/04                                    2,600          2,600
      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co) Series 1999
         1.76%, 10/07/04                                    4,000          4,000
      WHITFIELD CNTY DEV AUTH
   +@ RB (Product Concepts Residential) Series
      2001
         1.77%, 10/07/04                                      720            720
      WINDER-BARROW CNTY JOINT DEV AUTH
   +@ Solid Waste Disposal RB (Republic
      Services) Series 2002
         1.77%, 10/07/04                                    8,000          8,000
      WINDER-BARROW INDUSTRIAL BUILDING AUTH
   +@ IDRB (Progress Container Corp) Series
      2000
         1.77%, 10/07/04                                    2,605          2,605
      WORTH CNTY
   +@ Refunding IDRB (Seabrook Peanut Co)
      Series 1996B
         1.77%, 10/07/04                                    1,300          1,300
                                                                     -----------
                                                                         610,690
      HAWAII  0.5%
      HAWAII
 +~@o GO Bonds of 2002 Series CZ
         1.73%, 10/07/04                                    5,900          5,900
 +~@o Special Purpose Refunding RB (Hawaiian Electric
      Co) Series 2000
         1.78%, 10/07/04                                    9,095          9,095
      HAWAII AIRPORTS SYSTEM
 +~@o Airport System Refunding RB Series 2000B
         1.78%, 10/07/04                                    2,215          2,215
      HAWAII HOUSING FINANCE & DEV CORP.
  ~@o S/F Mortgage Purchase RB
         1.84%, 10/07/04                                    3,470          3,470
      HONOLULU CITY & COUNTY
      GO Bonds Series 2001C
  +~@    1.18%, 12/02/04                                   33,300         33,300
 +~@o GO Bonds Series 2003A
         1.75%, 10/07/04                                   14,995         14,995
                                                                     -----------
                                                                          68,975
      IDAHO  0.7%
      CUSTER CNTY
    @ Pollution Control RB (Amoco) Series 1983
         1.55%, 04/01/05                                   13,000         13,000
      IDAHO
      TAN Series 2004
         1.58%, 06/30/05                                   50,000         50,521
         1.59%, 06/30/05                                   25,000         25,258
      IDAHO HFA
   +@ Housing RB (Assisted Living Concepts)
      Series 1997
         1.79%, 10/07/04                                    2,990          2,990
      IDAHO STATE UNIVERSITY FOUNDATION
   +@ RB Series 2001 (LE & Thelma E. Stephens
      Performing Arts Center) Series 2001
         1.71%, 10/07/04                                    3,955          3,955
                                                                     -----------
                                                                          95,724
      ILLINOIS  6.5%
      AURORA
   +@ M/F Housing Refunding RB (Apts of Fox
      Valley Villages) Series 1999A
         1.68%, 10/07/04                                    9,445          9,445
      BARTLETT
   +@ Special Service Area #1 Unlimited Ad
      Valorem Tax Bonds, Series 2004
         1.70%, 10/07/04                                   16,600         16,600
      CAROL STREAM
   +@ M/F Housing Refunding RB (St Charles
      Square) Series 1997
         1.80%, 10/07/04                                    4,415          4,415
      CHICAGO
  ~@o Collateralized S/F Mortgage RB Series
      1999A
         1.84%, 10/07/04                                    3,060          3,060
  +~@ GO Bonds Series 2002B
         1.70%, 10/07/04                                   20,000         20,000
    + GO Tender Series 2004
         1.05%, 01/13/05                                   28,500         28,500
   +@ IDRB (Morse Automotive Corp) Series 1995
         1.75%, 10/07/04                                    1,400          1,400
   +@ M/F Housing RB (Central Station Senior Housing)
      Series 2004
         1.75%, 10/07/04                                    9,500          9,500
   +@ M/F Housing RB (Central Station) Series 2004A
         1.75%, 10/07/04                                   25,170         25,170
 +~@o Midway Airport RB Series 1998C
         1.75%, 10/07/04                                   24,480         24,480
   +@ RB (Homestart Program) Series 2000A
         1.82%, 10/07/04                                    4,740          4,740
   +@ Second Lien Water RB Series 2000
         1.70%, 10/07/04                                    2,000          2,000
  ~@o Senior Lien Water RB Series 2000
         1.75%, 10/07/04                                   12,975         12,975

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      CHICAGO BOARD OF EDUCATION
 +~@o Unlimited Tax GO Bonds Series 1997
         1.73%, 10/07/04                                     7,120         7,120
      CHICAGO O'HARE INTERNATIONAL AIRPORT
   +@ General Airport Second Lien RB Series
      1988B
         1.66%, 10/07/04                                    12,800        12,800
  +@* General Airport Second Lien RB Series 1994B
         1.77%, 10/07/04                                    41,484        41,484
 +~@o General Airport Third Lien Refunding RB Series
      2003 A-2
         1.79%, 10/07/04                                     5,295         5,295
 +~@o General Airport Third Lien Refunding RB Series
      2003 B-2
         1.76%, 10/07/04                                    10,800        10,800
      Second Lien Passenger Facility Charge RB Series
      2001A
 +~@o    1.78%, 10/07/04                                     6,315         6,315
 +~@o    1.79%, 10/07/04                                    11,070        11,070
   +@ Special Facilities RB (O'Hare Tech Center II)
      Series 2002
         1.78%, 10/07/04                                    15,500        15,500
   +@ Special Facility Refunding RB (Lufthansa German
      Airlines) Series 2001
         1.71%, 10/07/04                                    43,770        43,770
      CHICAGO PARK DISTRICT
      Corporate Purpose Tax Anticipation
      Warrants Series 2004A
         1.55%, 05/01/05                                    16,000        16,134
      COOK CNTY
   ~@ GO Capital Improvement Bonds Series 2004E
         1.70%, 10/07/04                                     5,000         5,000
      DUPAGE CNTY
   +@ RB (Morton Arboretum) Series 2003
         1.70%, 10/07/04                                    10,000        10,000
      EAST DUNDEE, KANE & COOK COUNTIES
   +@ IDRB (Otto Engineering) Series 1998
         1.80%, 10/07/04                                     1,860         1,860
      ELMHURST
   +@ IDRB (Elm Machining Corp) Series 1997
         1.90%, 10/07/04                                     1,880         1,880
      HAMPSHIRE
   +@ IDRB (Poli-Film America) Series 1998A
         1.77%, 10/07/04                                     3,200         3,200
      ILLINOIS
 +~@o Civic Center Bonds Series 1991
         1.79%, 10/07/04                                     2,940         2,940
      GO Bonds Illinois First Series 2000
 +~@o    1.75%, 10/07/04                                    19,000        19,000
 +~@o GO Bonds Illinois First Series 2002
         1.75%, 10/07/04                                    14,125        14,125
   ~@ GO Bonds Series 2003B
         1.70%, 10/07/04                                     5,000         5,000
      ILLINOIS DEV FINANCE AUTH
   +@ Economic Development RB (Korex Corp)
      Series 1990
         1.80%, 10/07/04                                     4,000         4,000
 +~@o Gas Supply Refunding RB (People's Gas) Series
      2003E
         1.82%, 10/07/04                                    14,995        14,995
   +@ IDRB (Arc-Tronics) Series 1999
         1.72%, 10/07/04                                     1,990         1,990
   +@ IDRB (Camcraft Inc) Series 1993
         1.90%, 10/07/04                                     2,000         2,000
   +@ IDRB (Plano Molding Co) Series 1990
         1.80%, 10/07/04                                     4,300         4,300
   +@ IDRB (Radiological Society of North America)
     Series 1997
         1.70%, 10/07/04                                     3,480         3,480
   +@ IDRB (Rich Graphics Corp) Series 1996
         1.90%, 10/07/04                                     2,080         2,080
  +@* Qualified Residential Rental Bonds (River Oaks)
      Series 1989
         1.75%, 10/07/04                                    32,000        32,000
   +@ RB  (Francis W. Parker School) Series 1999
         1.72%, 10/07/04                                     2,500         2,500
   +@ RB (American College of Surgeons) Series 1996
         1.60%, 10/01/04                                    13,100        13,100
   +@ RB (Aurora Central Catholic High School) Series
      1994
         1.95%, 10/07/04                                     1,000         1,000
   +@ RB (Carmel High School) Series 2003
         1.70%, 10/07/04                                     3,200         3,200
   +@ RB (Catholic Charities Housing Development Corp)
      Series 1993A
         1.85%, 10/07/04                                     9,160         9,160
   +@ RB (Catholic Charities Housing Development Corp)
      Series 1993B
         1.85%, 10/07/04                                       910           910
   +@ RB (Chicago Academy of Sciences) Series 1997
         1.70%, 10/07/04                                     2,615         2,615
   +@ RB (Chicago Academy of Sciences) Series 1998
         1.70%, 10/07/04                                     5,700         5,700
   +@ RB (Chicago Horticultural Society) Series 1999
         1.70%, 10/07/04                                    18,000        18,000
   +@ RB (Lake Forest Academy) Series 1994
         1.70%, 10/07/04                                     4,000         4,000
   +@ RB (Loyola Academy) Series 2001
         1.70%, 10/07/04                                    10,000        10,000
   +@ RB (McCormick Theological Seminary) Series 2001B
         1.70%, 10/07/04                                    12,500        12,500
   +@ RB (Perspectives Charter School) Series 2003
         1.74%, 10/07/04                                     5,500         5,500
  +~@ RB (Presbyterian Home Lake Forest Place) Series
      1996A
         1.70%, 10/07/04                                    35,000        35,000
   +@ RB (Presbyterian Homes Two Arbor Lane) Series
      2001
   +@ RB (Rest Haven Convalescent Home) Series 1997
         2.04%, 10/07/04                                     6,900         6,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ RB (Sacred Heart Schools) Series 2003
         1.70%, 10/07/04                                 4,600             4,600
   +@ RB (Slovak American Charitable Assn)
      Series 2000
         1.70%, 10/07/04                                 7,780             7,780
   +@ RB (St. Ignatius College Prep)
      Series 2002
         1.70%, 10/07/04                                 2,800             2,800
   +@ RB (St. Ignatius College) Series 1994
         1.70%, 10/07/04                                 2,200             2,200
   +@ RB (Wheaton Academy) Series 1998
         1.70%, 10/07/04                                 9,000             9,000
   +@ Residential Rental RB (FC Harris
      Pavilion) Series 1994
         1.54%, 10/07/04                                 7,200             7,200
  +~@ Water Facilities Refunding RB
      (Illinois-American Water Co)
      Series 2002
         1.75%, 10/07/04                                 5,000             5,000
      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society)
      Series 1989
         1.70%, 10/07/04                                 7,800             7,800
 +~@o RB (Shedd Aquarium) Series 1997
         1.74%, 10/07/04                                 2,000             2,000
      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society)
      Series 1989A
         1.71%, 10/07/04                                 2,050             2,050
 +~@o RB (Ingalls Health System)
      Series 1994
         1.73%, 10/07/04                                18,305            18,305
   +@ RB (Villa St. Benedict)
      Series 2003B
         1.77%, 10/07/04                                10,250            10,250
   +@ RB (Washington & Jane Smith Home)
      Series 1991
         1.75%, 10/07/04                                 2,800             2,800
      ILLINOIS HOUSING DEV AUTH
    @ Homeowner Mortgage RB Series 2004D
         1.68%, 07/27/05                                15,000            15,000
    @ Homeowner Mortgage Revenue Notes
      Series 2004 B-2
         1.04%, 04/01/05                                14,000            14,000
   +@ M/F Mortgage Refunding RB (Hyde Park
      Tower Apts) Series 2000A
         1.72%, 10/07/04                                 4,500             4,500
      ILLINOIS STUDENT ASSISTANCE COMM
   +@ Student Loan RB Series 1996A
         1.75%, 10/07/04                                 7,600             7,600
      LOMBARD
   +@ Refunding IDRB (B&H Partnership)
      Series 1995
         2.10%, 10/07/04                                 1,850             1,850
      METROPOLITAN PIER & EXPOSITION AUTH
 +~@o McCormick Place Expansion & Refunding
      Bonds Series 1999A-C
         1.75%, 10/07/04                                 9,790             9,790
    + McCormick Place Expansion Refunding
      Bonds Series 1996A
         1.15%, 12/15/04                                 5,000             5,049
 +~@o McCormick Place Expansion Refunding
      Bonds Series 1998A
         1.75%, 10/07/04                                14,355            14,355
 +~@o McCormick Place Expansion Refunding
      Bonds Series 2002B
         1.74%, 10/07/04                                18,490            18,490
      OAK FOREST
   +@ RB (Homewood) Series 1989
         1.51%, 10/07/04                                10,000            10,000
      ORLAND PARK
   +@ IDRB (Orland Properties) Series 1986A
         1.45%, 10/07/04                                   750               750
      PALATINE
   +@ Special Facility Limited Obligation RB
      (Little City for Community Development)
      Series 1998
         1.70%, 10/07/04                                 4,000             4,000
      REGIONAL TRANSPORTATION AUTH
      GO Refunding Bonds Series 1999
 +~@o    1.75%, 10/07/04                                 9,730             9,730
 +~@o    1.75%, 10/07/04                                12,055            12,055
      ROCKFORD
   +@ IDRB (Ring Can Corp) Series 1998
         1.77%, 10/07/04                                 1,220             1,220
   +@ IDRB (Rockford Industrial Welding
      Supply) Series 1996
         1.90%, 10/07/04                                 2,000             2,000
      UNIVERSITY OF ILLINOIS
 +~@o Auxiliary Facilities RB Series 1999A
         1.74%, 10/07/04                                 3,500             3,500
   ~@ COP (Utility Infrastructure)
      Series 2004
         1.69%, 10/07/04                                10,000            10,000
      WHEELING
   +@ M/F Housing Refunding RB (Woodland
      Creek Apts II) Series 2002
         1.75%, 10/07/04                                17,655            17,655
      WILL-KANKAKEE REGIONAL DEVELOPMENT AUTH
   +@ IDRB Series 2002 (Toltec Steel Services)
      Series 2002
         1.83%, 10/07/04                                 7,390             7,390
      WOODRIDGE
  +~@ M/F Housing Refunding RB (Hinsdale Lake
      Terrace Apts) Series 1990
         1.60%, 10/01/04                                20,760            20,760
      YORKVILLE
   +@ IDRB (FE Wheaton & Co) Series 1996
         1.90%, 10/07/04                                   950               950
                                                                     -----------
                                                                         871,937
      INDIANA  1.4%
      ELKHART CNTY
   +@ Economic Development RB (West Plains
      Apts) Series 1998A
         1.75%, 10/07/04                                 1,850             1,850
      GARY REDEVELOPMENT DISTRICT
   +@ Economic Growth RB Series 2001A
         1.75%, 10/07/04                                 4,530             4,530
      INDIANA DEV FINANCE AUTH
   +@ Environmental RB (PSI Energy) Series
      2004A
         1.72%, 10/07/04                                11,000            11,000
   +@ IDRB (Big Sky Park) Series 1999
         1.78%, 10/07/04                                 5,200             5,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ IDRB (Cives Corp) Series 1998
         1.76%, 10/07/04                                 7,150             7,150
      INDIANA EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (St Joseph's
      College) Series 2004
         1.71%, 10/07/04                                12,000            12,000
      INDIANA HEALTH FACILITIES FINANCING AUTH
  +~@ Insured RB Series 1985A
         1.67%, 10/07/04                                48,100            48,100
      RB (Ascension Health Credit Group) Series 2001A-2
         1.73%, 07/05/05                                 9,000             9,000
    @ RB (Ascension Health) Series 2001-A-3
         1.60%, 03/01/05                                16,000            15,964
    @ RB (Ascension Health) Series 2001-A-4
         1.60%, 03/01/05                                20,000            19,954
      INDIANA HFA
  ~@o S/F Mortgage RB Series 1998 D-2
         1.84%, 10/07/04                                 9,995             9,995
  ~@o S/F Mortgage RB Series 2000 B-2
         1.86%, 10/07/04                                 5,745             5,745
      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines Apts) Series
      2001
         1.74%, 10/07/04                                 5,500             5,500
 +~@o Thermal Energy System RB Series 2001A
         1.75%, 10/07/04                                 9,900             9,900
      MARION
   +@ Economic Development RB (Indiana
      Wesleyan Univ) Series 2000
         1.70%, 10/07/04                                 7,500             7,500
      ST JOSEPH CNTY
   +@ Economic Development RB (Corby Apts)
      Series 1997B
         1.80%, 10/07/04                                 3,430             3,430
   +@ Economic Development RB (Pin Oaks Apts) Series
      1997A
         1.80%, 10/07/04                                 1,000             1,000
   +@ Economic Development RB (Western Manor Apts)
      Series 1997C
         1.80%, 10/07/04                                 2,130             2,130
      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB Series 2001B
         1.70%, 10/07/04                                10,600            10,600
      VIGO CNTY
   +@ Economic Development RB (Sisters of
      Providence) Series 2001
         1.80%, 10/07/04                                 3,500             3,500
                                                                     -----------
                                                                         194,048
      IOWA  1.1%
      IOWA FINANCE AUTH
   +@ Retirement Community RB (Western Home
      Communities) Series 2004
         1.71%, 10/07/04                                 3,000             3,000
      IOWA HIGHER EDUCATION LOAN AUTH
   +@ Private College Facility RB (Graceland
      Univ) Series 2003
         1.75%, 10/07/04                                 2,000             2,000
      IOWA SCHOOL CORP.
    + Cash Anticipation Program Warrant
      Certificates 2004-2005 Series A
         1.59%, 06/30/05                                95,000            95,982
      IOWA STUDENT LOAN LIQUIDITY CORP
  +~@ Student Loan RB Series 1988B
         1.71%, 10/07/04                                46,500            46,500
                                                                     -----------
                                                                         147,482
      KANSAS  0.6%
      KANSAS DEPT OF TRANSPORTATION
  ~@o Highway RB Series 1999
         1.75%, 10/07/04                                37,500            37,500
      WICHITA
   +@ Airport Facilities Refunding RB (Cessna
      Citation Service Center) 1997 Series III
         1.72%, 10/07/04                                11,245            11,245
   +@ Airport Facility Refunding & Improvement RB
      (Flightsafety Intl) 1999 Series II
         1.74%, 10/07/04                                26,170            26,170
                                                                     -----------
                                                                          74,915
      KENTUCKY  1.2%
      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
         1.73%, 10/07/04                                 3,000             3,000
      JEFFERSON CNTY
   +@ M/F Housing Refunding RB (Camden
      Brookside Apts) Series 2002
         1.74%, 10/07/04                                 8,900             8,900
   +@ Sports Stadium RB (Univ of Louisville Athletic
      Assn) Series 1997
         1.85%, 10/07/04                                 3,500             3,500
      KENTUCKY ASSET/LIABILITY COMM
      General Fund TRAN Series 2004A
         1.55%, 06/29/05                                48,000            48,509
      KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP
  +~@ Insured Student Loan RB Series 1991E
         1.75%, 10/07/04                                12,600            12,600
  +~@ Insured Student Loan RB Series 1996A
         1.75%, 10/07/04                                23,850            23,850
      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998F
         1.84%, 10/07/04                                19,320            19,320
  ~@o Housing RB Series 1999H
         1.79%, 10/07/04                                 6,350             6,350
  ~@o Housing RB Series 2002A
         1.77%, 10/07/04                                 5,200             5,200
      LOUISVILLE & JEFFERSON CNTY METROPOLITAN SEWER
      DISTRICT
 +~@o Sewage & Drainage System RB Series 1999A
         1.75%, 10/07/04                                 6,115             6,115
      LOUISVILLE & JEFFERSON CNTY REGIONAL AIRPORT AUTH
    @ Special Facilities RB Series 1999C
         1.72%, 10/01/04                                 2,600             2,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      LOUISVILLE & JEFFERSON CNTY
      VISITORS & CONVENTION COMM
  +~@ Dedicated Tax Refunding RB (Kentucky
      International Convention Center
      Expansion) Series 2004B
         1.70%, 10/07/04                                   15,175         15,175
      RICHMOND
   +@ IDRB (Mikron) Series 1995
         1.73%, 10/07/04                                    7,175          7,175
      WICKLIFFE
   +@ Pollution Control & Solid Waste Disposal
      Refunding RB (Westvaco Corp) Series 2001
         1.69%, 10/07/04                                    4,250          4,250
                                                                     -----------
                                                                         166,544
      LOUISIANA  1.4%
      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten Realty
      Investors) Series 1995
         1.74%, 10/07/04                                    1,990          1,990
      ERNEST N. MORIAL - NEW ORLEANS EXHIBIT
      HALL AUTH.
 +~@o Senior Subordinate Special Tax Bonds
      Series 2003A
         1.75%, 10/07/04                                    4,995          4,995
      LAFAYETTE PARISH IDB
   +@ Refunding IDRB (Westwood Village) Series
      1995
         1.74%, 10/07/04                                    3,735          3,735
      LAFAYETTE PUBLIC POWER AUTH
 +~@o Electric Refunding RB Series 2003A&B
         1.75%, 10/07/04                                    5,310          5,310
      LAKE CHARLES HARBOR & TERMINAL DISTRICT
   +@ Dock & Wharf RB (Conoco Inc) Series 2000
         1.75%, 10/07/04                                   10,500         10,500
      LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL
      FACILITIES & COMMUNITY DEV AUTH
   +@ RB (Univ of Louisiana Monroe Facilities)
      Series 2004A
         1.71%, 10/07/04                                    8,000          8,000
      LOUISIANA OFFSHORE TERMINAL AUTH
   +@ Deepwater Port Refunding RB First State
      Series 1992A
         1.69%, 10/07/04                                   10,000         10,000
   +@ Deepwater Port Refunding RB Series 2003B
         1.70%, 10/07/04                                    5,700          5,700
      LOUISIANA PUBLIC FACILITY AUTH
  +~@ Lease Purchase RB Series 2003
         1.74%, 10/07/04                                   20,000         20,000
   +@ RB (Tiger Athletic Foundation) Series 2004
         1.74%, 10/07/04                                   24,000         24,000
      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
         1.66%, 10/07/04                                    4,860          4,860
      OUACHITA PARISH IDB
   +@ IDRB (Sulzer Escher Wyss) Series 1989
         1.76%, 10/07/04                                    1,500          1,500
      PARISH OF EAST BATON ROUGE, IDB, LOUISIANA
   +@ Solid Waste Disposal RB (Georgia-Pacific
      Corp) Series 2004
         1.77%, 10/07/04                                    7,100          7,100
      ST JAMES PARISH
      Pollution Control Refunding RB (Texaco)
      Series 1988A
         1.20%, 11/09/04                                   44,030         44,030
      Pollution Control Refunding RB (Texaco) Series
      1988B
         1.20%, 11/09/04                                   36,500         36,500
                                                                     -----------
                                                                         188,220
      MAINE  0.5%
      MAINE
      GO TAN
         1.59%, 06/30/05                                   52,000         52,538
      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory) Series 2002
         1.77%, 10/07/04                                    5,800          5,800
      MAINE HOUSING AUTH
  ~@o Mortgage Purchase Bonds Series 2002 F-2
         1.79%, 10/07/04                                    4,945          4,945
                                                                     -----------
                                                                          63,283
      MARYLAND  1.4%
      ANNE ARUNDEL CNTY
    ~ TECP GO BAN Series A
         1.10%, 10/18/04                                    7,000          7,000
      TECP GO BAN Series B
    ~    1.10%, 10/18/04                                    5,000          5,000
    ~    1.76%, 10/18/04                                    8,000          7,998
      BALTIMORE CNTY
    ~ Consolidated Public Improvement TECP
      Series 2002
         1.23%, 12/09/04                                   30,000         30,000
      HOWARD CNTY
   +@ M/F Housing Refunding RB (Sherwood
      Crossing Apts) Series 2003
         1.70%, 10/07/04                                   10,000         10,000
      MARYLAND COMMUNITY DEV ADMINISTRATION
  ~@o S/F Program Bonds 1999 Third Series
         1.84%, 10/07/04                                   32,335         32,335
      MARYLAND ENERGY FINANCING ADMINISTRATION
   +@ Limited Obligation Local District
      Cooling Facilities RB (Comfort Link)
      Series 2001
         1.77%, 10/07/04                                   10,000         10,000
      MARYLAND HEALTH & HIGHER EDUCATIONAL
      FACILITIES AUTH
   +@ Pooled Loan Program RB Series D
         1.70%, 10/07/04                                   39,365         39,365

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
  +~@ RB (Univ of Maryland Medical System) Series
      2004A
         1.70%, 10/07/04                                     9,900         9,900
      MARYLAND STATE ECONOMIC DEV CORP.
   +@ IDRB (Dixon Valve & Coupling Co) Series
      1998
         1.81%, 10/07/04                                     1,815         1,815
      MONTGOMERY COUNTY HOUSING OPPORTUNITIES COMM
      S/F Mortgage RB 2004 Series C
         1.10%, 03/08/05                                    24,840        24,840
      S/F Mortgage RB 2004 Series D
         1.15%, 03/08/05                                     3,985         3,985
                                                                     -----------
                                                                         182,238
      MASSACHUSETTS  5.1%
      AMESBURY
      BAN
         1.02%, 02/13/05                                    10,170        10,195
      BEDFORD
      BAN
         1.14%, 02/18/05                                    11,526        11,607
      CLINTON
      BAN Series 2004
         1.07%, 02/04/05                                    20,000        20,063
      COHASSET
      BAN
         1.57%, 08/12/05                                    25,164        25,427
      CONCORD
      Unlimited Tax School BAN
         1.63%, 09/29/05                                    15,200        15,404
      DIGHTON-REHOBOTH REGIONAL SD
      BAN Series R-1
         1.64%, 06/03/05                                    17,500        17,658
      DUXBURY
      BAN
         1.12%, 01/14/05                                    15,511        15,550
      EASTON
      BAN
         1.60%, 06/10/05                                    19,094        19,243
      FOXBOROUGH
      BAN
         1.63%, 06/16/05                                    21,235        21,400
      GATEWAY REGIONAL SD
      BAN
         1.22%, 02/10/05                                    12,092        12,169
      HAVERHILL
    + BAN
         1.20%, 04/01/05                                     3,000         3,015
      HUDSON
      BAN
         1.27%, 05/13/05                                    25,419        25,686
      MARION
      BAN
         1.68%, 07/15/05                                     2,000         2,020
      MARLBOROUGH
      BAN
         1.60%, 06/16/05                                    11,359        11,470
      MASCONOMET REGIONAL SD
      BAN
         1.10%, 02/10/05                                    10,000        10,032
         1.12%, 02/10/05                                     7,000         7,022
      MASSACHUSETTS
 +~@o GO Bonds Consolidated Loan Series 2001D
         1.73%, 10/07/04                                     2,785         2,785
   ~@ GO Refunding Bonds Series 2001B
         1.73%, 10/07/04                                     5,000         5,000
   ~@ GO Refunding Bonds Series 2001C
         1.73%, 10/07/04                                    10,700        10,700
      MASSACHUSETTS BAY TRANSIT AUTH
 +~@o General Transportation System Bonds
      Series 1999A
         1.70%, 10/07/04                                     9,000         9,000
      MASSACHUSETTS DEV FINANCE AGENCY
  +~@ Education RB (Dexter School) Series 2000
         1.72%, 10/07/04                                     8,500         8,500
   +@ M/F Housing RB (Salem Heights Apts) Series 2003A
         1.69%, 10/07/04                                    11,800        11,800
   +@ RB (Assumption College) Series 2002A
         1.72%, 10/07/04                                     4,500         4,500
  +~@ RB (Boston Univ) Series R-3
         1.70%, 10/07/04                                     7,100         7,100
   +@ RB (Brandon Residential Treatment Center) Series
      2003
         1.69%, 10/07/04                                     2,290         2,290
   +@ RB (FIBA Technologies) Series 2003
         1.78%, 10/07/04                                     2,200         2,200
   +@ RB (Judge Rotenberg Center) Series 2003
         1.70%, 10/07/04                                     5,815         5,815
   ~@ RB (Phillips Academy) Series 2003
         1.72%, 10/07/04                                     2,000         2,000
  +~@ RB (Wentworth Institute of Technology) Series
      2000
         1.72%, 10/07/04                                     6,800         6,800
   +@ RB Dean College Issue, Series 1999
         1.70%, 10/07/04                                     2,860         2,860
   +@ Senior Living Facility RB (New England Deaconess
      Assn) Series 2004
         1.67%, 10/07/04                                     3,000         3,000
      MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES
      AUTH
 +~@o RB (Baystate Medical Ctr) Series D
         1.72%, 10/07/04                                    13,300        13,300
  ~@o RB (MIT) Series K
         1.73%, 10/07/04                                     6,710         6,710
   +@ RB (Sherrill House) Series A-1
         1.68%, 10/07/04                                     6,100         6,100
    @ RB (Williams College) Series I
         1.05%, 04/01/05                                    15,000        15,000
 +~@o RB (Winchester Hospital) Series D
         1.73%, 10/07/04                                     3,000         3,000
      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
         1.70%, 10/07/04                                     5,000         5,000
      S/F Housing Notes Series Q
         1.02%, 12/01/04                                     5,000         5,000
      MASSACHUSETTS IFA
   ~@ RB (Whitehead Institute For Biomedical
      Research) 1995
         1.66%, 10/07/04                                     2,200         2,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      MASSACHUSETTS PORT AUTH
    + TECP Series 2003B
         1.24%, 12/09/04                                    10,800        10,800
      MASSACHUSETTS TURNPIKE AUTH
 +~@o Metropolitan Highway System Subordinate
      RB Series 1999A
         1.69%, 10/07/04                                     7,110         7,110
      MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
  ~@o Water Pollution Abatement RB Subordinate
      Series 1999A
         1.72%, 10/07/04                                     1,500         1,500
      MASSACHUSETTS WATER RESOURCES AUTH
    + TECP Series 1994
         1.15%, 10/05/04                                     3,800         3,800
      MEDWAY
      Unlimited Tax BAN
         1.04%, 03/18/05                                    15,000        15,066
      MENDON-UPTON REGIONAL SD
      BAN 2004
         1.24%, 04/28/05                                    29,500        29,793
      NASHOBA VALLEY TECHNICAL HIGH SD
      BAN
         1.48%, 08/12/05                                     7,441         7,537
      NATICK
      BAN
         1.09%, 04/29/05                                    12,900        12,967
      NEW BEDFORD
      BAN
         1.14%, 02/25/05                                    12,950        12,994
      OLD ROCHESTER REGIONAL SD
      Unlimited Tax BAN 2003
         1.18%, 10/15/04                                     6,000         6,002
      PEABODY
      BAN
         1.09%, 02/11/05                                    38,825        38,953
      RALPH C. MAHAR REGIONAL SD
      BAN
         1.69%, 07/14/05                                    20,000        20,202
      SILVER LAKE REGIONAL SD
      GO BAN
         1.61%, 08/26/05                                    20,000        20,248
      SOMERVILLE
      GO BAN
         1.44%, 08/19/05                                     3,162         3,198
      SPRINGFIELD
      GO State Qualified BAN
         1.75%, 06/17/05                                     7,500         7,566
      TEWKSBURY
      BAN
         1.12%, 02/18/05                                    21,827        21,900
      WESTON
      BAN
         1.09%, 02/11/05                                    30,393        30,493
      WEYMOUTH
      BAN
         1.02%, 03/10/05                                    25,000        25,079
         1.46%, 03/10/05                                    10,000        10,067
      WILLIAMSTOWN
      Unlimited Tax BAN
         1.37%, 05/05/05                                     6,900         6,966
      WOBURN
      BAN
         1.19%, 04/08/05                                    22,000        22,063
                                                                     -----------
                                                                         682,925
      MICHIGAN  5.1%
      ALLEN PARK PUBLIC SCHOOLS
  ~@o Unlimited Tax School Building Bonds
      Series 2003
         1.75%, 10/07/04                                    10,760        10,760
      ANN ARBOR ECONOMIC DEV CORP.
   +@ Limited Obligation RB (Glacier Hills)
      Series 2000A
         1.71%, 10/07/04                                    12,985        12,985
   +@ Limited Obligation Refunding RB (Glacier Hills)
      Series 2000B
         1.71%, 10/07/04                                     9,015         9,015
      DETROIT
 +~@o Sewage Disposal System RB Series 1999A
         1.75%, 10/07/04                                    34,650        34,650
 +~@o Sewage Disposal System Second Lien RB Series
      2001B
         1.77%, 10/07/04                                     4,260         4,260
  +~@ Water Supply System Refunding Second Lien RB
      Series 2004-A
         1.72%, 10/07/04                                    25,500        25,500
  +~@ Water Supply System Refunding Second Lien RB
      Series 2004-B
         1.72%, 10/07/04                                    23,590        23,590
  +~@ Water Supply System Refunding Senior Lien RB
      Series 2003D
         1.70%, 10/07/04                                    11,900        11,900
      DETROIT CITY SD
 +~@o School Building & Site Improvement Bonds
      Series 2001A
         1.77%, 10/07/04                                     4,620         4,620
      GEORGETOWN ECONOMIC DEV CORP.
   +@ Limited Obligation RB (Sunset Manor)
      Series 2000
         1.48%, 10/07/04                                     9,030         9,030
      GRAND RAPIDS ECONOMIC DEV CORP.
   +@ Refunding RB (Amway Hotel Corp) Series
      1991A
         1.77%, 10/07/04                                     8,755         8,755
      MACOMB CNTY HOSPITAL FINANCE AUTH
   +@ Hospital Refunding RB (Mt Clemens
      General Hospital) Series 2003 A-1
         1.82%, 10/01/04                                    21,650        21,650
   +@ Hospital Refunding RB (Mt Clemens General
      Hospital) Series 2003 A-2
         1.91%, 10/01/04                                     9,500         9,500
      MICHIGAN
    ~ GO School Loan Bonds Series 2004A
         1.10%, 12/01/04                                    25,000        25,000
      MICHIGAN TRUNK LINE FUND
 +~@o State Trunk Line Fund Refunding Bonds
      Series 1998A
         1.74%, 10/07/04                                    46,666        46,666
      MICHIGAN BUILDING AUTH
    + TECP Series 4
         1.42%, 11/04/04                                   104,445       104,445

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MICHIGAN HIGHER EDUCATION FACILITIES AUTH
   +@ Limited Obligation Refunding RB (Hope
      College) Series 2004
         1.73%, 10/07/04                                 4,000             4,000
      MICHIGAN HOSPITAL FINANCING AUTH
   +@ Hospital Refunding & RB (Crittenton
      Hospital Medical Center) Series 2003A
         1.76%, 10/01/04                                 7,900             7,900
      MICHIGAN HOUSING DEV AUTH
 +~@o S/F Mortgage RB Series 2001A
         1.77%, 10/07/04                                 3,630             3,630
    @ S/F Mortgage RB Series 2002D
         1.20%, 12/15/04                                 9,000             9,000
      MICHIGAN JOB DEV AUTH
   +@ Limited Obligation RB (Frankenmuth
      Bavarian Inn Motor Lodge) Series 1985
         1.50%, 10/30/04                                 7,100             7,100
      MICHIGAN MUNICIPAL BOND AUTH
 +~@o Revenue Notes, Series 2004 B-2
         1.75%, 10/07/04                                32,550            32,550
      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB (Advance Plastics
      Corp) Series 1996
         1.84%, 10/07/04                                 1,530             1,530
   +@ Limited Obligation RB (American Cancer
      Society) Series 2000
         1.74%, 10/07/04                                 4,445             4,445
   +@ Limited Obligation RB (EPI Printers)
      Series 1997
         1.84%, 10/07/04                                   960               960
   +@ Limited Obligation RB (Mans)
      Series 1991
         1.84%, 10/07/04                                   630               630
   +@ Limited Obligation RB (Mans)
      Series 1998B
         1.76%, 10/07/04                                 1,175             1,175
   +@ Limited Obligation RB (Mechanics
      Uniform Rental Co) Series 1995
         1.84%, 10/07/04                                 1,000             1,000
   +@ Limited Obligation RB (United
      Machining) Series 1998
         1.84%, 10/07/04                                 4,000             4,000
 +~@o Limited Obligation Refunding RB
      (Detroit Edison Co) Series 2003A
         1.79%, 10/07/04                                 5,995             5,995
      OAKLAND CNTY
   +@ Limited Obligation RB (Husky
      Envelope Products) Series 1999
         1.84%, 10/07/04                                 2,100             2,100
   +@ Limited Obligation RB (Pontiac
      Vision 2000 Schools) Series 2000
         1.74%, 10/07/04                                 8,800             8,800
      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
      Wayne Cnty Airport) Junior Lien
      Series 2001
         1.66%, 10/07/04                                81,975            81,975
  +~@ Airport RB (Detroit Metropolitan
      Wayne Cnty Airport) Series 2002A
         1.71%, 10/07/04                                99,770            99,770
  +~@ Airport Refunding RB (Detroit
      Metropolitan Wayne Cnty Airport)
      Series 1996B
         1.71%, 10/07/04                                48,590            48,590
                                                                     -----------
                                                                         687,476
      MINNESOTA  1.8%
      ANDOVER
   +@ Senior Housing Refunding RB
      (Presbyterian Homes) Series 2003
         1.69%, 10/07/04                                 5,600             5,600
      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB (Mall of
      America) Series 1999B
         1.71%, 10/07/04                                23,900            23,900
      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie Leased
      Housing Associates I) Series 2003A
         1.65%, 10/07/04                                 6,000             6,000
      HENNEPIN CNTY
    @ GO Refunding Bonds Series 1996C
         1.85%, 10/07/04                                 2,050             2,050
      HENNEPIN CNTY HOUSING & REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB (Stone Arch
      Apts) Series 2002
         1.74%, 10/07/04                                 2,800             2,800
      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota Business Plaza)
      Series 2000
         1.96%, 10/07/04                                 2,300             2,300
      MINNEAPOLIS
   +@ RB (Guthrie Theater) Series 2003A
          1.70%, 10/07/04                               18,000            18,000
      MINNEAPOLIS-ST PAUL METROPOLITAN
      AIRPORTS COMM
 +~@o Airport RB Series 2000B
         1.78%, 10/07/04                                 5,225             5,225
    + Subordinate Revenue TECP Series B
         1.40%, 11/08/04                                17,500            17,500
      MINNESOTA
      Tax & Aid Anticipation Borrowing Program
      COP Series 2004
         1.53%, 09/02/05                                83,915            85,030
      MINNESOTA AGRICULTURAL & ECONOMIC DEV BOARD
   +@ RB (Evangelical Lutheran Good Samaritan
      Society) Series 1996
         1.75%, 10/07/04                                 7,400             7,400
      MINNESOTA HFA
      @Residential Housing Finance Bonds Series
      2000M-1
         1.20%, 12/23/04                                10,000            10,000
   ~@ Residential Housing Finance Bonds
      Series 2003B
         1.75%, 10/07/04                                 4,300             4,300
      MINNESOTA HIGHER EDUCATION FACILITIES AUTH
   +@ RB (Univ of St. Thomas) Series 4-O
         1.73%, 10/07/04                                 9,700             9,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ RB (Univ of St. Thomas) Series 5-I
         1.73%, 10/07/04                                   3,800           3,800
      MINNESOTA HOUSING FINANCE AGENCY
   ~@ Residential Housing Finance
      Bonds Series 2004G
         1.74%, 10/07/04                                  12,000          12,000
      ROCHESTER
      Health Care Facilities RB
      (Mayo Foundation) Series 1992C
         1.40%, 11/09/04                                  10,950          10,950
    ~ Health Care Facilities RB (Mayo
      Foundation) Series 2000A
         1.40%, 11/09/04                                  10,000          10,000
      ST LOUIS PARK
   +@ M/F Housing RB (Park) Series 2002A
         1.45%, 10/07/04                                   3,300           3,300
      ST PAUL HOUSING & REDEVELOPMENT AUTH
   +@ District Heating RB Series 1999D
         1.60%, 10/01/04                                   3,370           3,370
                                                                     -----------
                                                                         243,225
      MISSISSIPPI 0.4%
      MISSISSIPPI
  ~@o GO Refunding Bonds Series 2001
         1.75%, 10/07/04                                  14,880          14,880
      MISSISSIPPI BUSINESS FINANCE CORP.
   +@ IDRB (Electric Mills Wood
      Preserving) Series 1999
         1.83%, 10/07/04                                   5,000           5,000
   +@ IDRB (Omega Motion) Series 1996
         1.76%, 10/07/04                                   4,500           4,500
   +@ IDRB (VC Regional Assembly & Mnfg)
      Series 2003
         1.73%, 10/07/04                                   9,210           9,210
      MISSISSIPPI HOME CORP.
 +~@o S/F Mortgage RB Series 1997C
         1.84%, 10/07/04                                   4,600           4,600
      MISSISSIPPI HOSPITAL EQUIPMENT &
      FACILITIES AUTH
   +@ RB (Baptist Memorial
      Hospital) Series 2001
         1.71%, 10/07/04                                  16,320          16,320
                                                                     -----------
                                                                          54,510
      MISSOURI  0.3%
      CLAY CNTY IDA
   +@ IDRB (KS Salad Real Estate)
      Series 1999
         1.87%, 10/07/04                                   6,000           6,000
      MISSOURI DEV FINANCE BOARD
   +@ IDRB (Milbank Mnfg Co) Series 1997
         1.88%, 10/07/04                                   3,000           3,000
      ST CHARLES CNTY INDUSTRIAL DEV AUTH
   +@ M/F  Housing Refunding  RB
      (Time Centre Apts Phase I)
      Series 2004A
         1.61%, 10/07/04                                  15,600          15,600
   +@ M/F  Housing Refunding  RB (Time
      Centre Apts Phase II) Series 2004B
         1.60%, 10/07/04                                   4,500           4,500
      ST LOUIS IDA
   +@ IDRB (Kessler Container)
      Series 1997A
         1.75%, 10/07/04                                   2,000           2,000
      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers)
      Series 1995
         1.62%, 10/07/04                                   2,800           2,800
                                                                     -----------
                                                                          33,900
      NEBRASKA  0.2%
      DODGE CNTY
   +@ IDRB (Oilgear Co) Series 1997
         1.94%, 10/07/04                                   1,110           1,110
      LANCASTER COUNTY HOSPITAL DISTRICT #1
  +~@ Hospital RB (Bryan LGH
      Medical Ctr) Series 2002
         1.72%, 10/01/04                                   1,645           1,645
      NEBRASKA INVESTMENT FINANCE AUTH
  ~@o S/F Housing RB Series 1998G
         1.84%, 10/07/04                                  10,735          10,735
  ~@o S/F Housing RB Series 1999E
         1.79%, 10/07/04                                     880             880
      STANTON CNTY
    @ IDRB (Nucor Corp) Series 1996
         1.75%, 10/07/04                                  19,300          19,300
                                                                     -----------
                                                                          33,670
      NEVADA  1.1%
      CLARK CNTY
   +@ Airport System Subordinate
      Lien RB Series 1995 A-2
         1.75%, 10/07/04                                   1,100           1,100
   +@ Economic Development RB (UNLV Fndn)
      Series 1999
         1.71%, 10/07/04                                     430             430
   +@ IDRB (Southwest Gas Corp) Series 2003A
         1.75%, 10/07/04                                  12,500          12,500
      CLARK CNTY SD
 +~@o GO (Limited Tax) Building
      Bonds Series 2001F
         1.75%, 10/07/04                                  21,715          21,715
      NEVADA HOUSING DIVISION
   +@ Multi-Unit Housing RB
      (Sundance Village Apts)
      Series 2004
         1.70%, 10/07/04                                  15,000          15,000
   +@ Multi-Unit Housing Refunding RB
      (Oakmont) Series 2002
         1.73%, 10/07/04                                   4,350           4,350
   +@ Multi-unit Housing RB (Apache Pines
      Apts) Series 1999A
         1.73%, 10/07/04                                   7,415           7,415
   +@ Multi-unit Housing RB (Banbridge
      Apts) Series 2000A
         1.73%, 10/07/04                                   3,960           3,960
   +@ Multi-unit Housing RB (Bluffs Apts)
      Series 2002A
         1.73%, 10/07/04                                  17,850          17,850
   +@ Multi-unit Housing RB (City Center)
      Series 2000A
         1.73%, 10/07/04                                   7,650           7,650
   +@ Multi-unit Housing RB (Home Suites)
      Series 1989A
         1.75%, 10/07/04                                   4,900           4,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ Multi-unit Housing RB (Silver Pines Apts)
      Series 2002A
          1.75%, 10/07/04                                5,500             5,500
   +@ Multi-unit Housing RB (Silver
      Terrace Apts) Series 2003A
          1.73%, 10/07/04                                5,150             5,150
   +@ Multi-unit Housing RB (St Rose
      Seniors Apts) Series 2002A
          1.73%, 10/07/04                               14,770            14,770
      WASHOE CNTY
 +~@o GO Convention Center
      Refunding Bonds Series 2001A
          1.75%, 10/07/04                               21,000            21,000
                                                                     -----------
                                                                         143,290
      NEW HAMPSHIRE  0.5%
      NEW HAMPSHIRE BUSINESS FINANCE AUTH
   +@ Solid Waste Disposal RB
      (Lonza Biologics) Series 2003
          1.80%, 10/07/04                               30,000            30,000
      NEW HAMPSHIRE HEALTH & EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Dartmouth-Hitchcock
      Obligated Group) Series 2001A
          1.69%, 10/07/04                               14,135            14,135
   +@ RB (Riverwoods) Series 2003
          1.74%, 10/07/04                                8,850             8,850
      NEW HAMPSHIRE HFA
 +~@o S/F Mortgage Acquisition RB
      Series 1997C
          1.84%, 10/07/04                                2,230             2,230
 +~@o S/F Mortgage Acquisition RB Series 1998B
          1.84%, 10/07/04                                9,995             9,995
                                                                     -----------
                                                                          65,210
      NEW JERSEY  1.1%
      ENGLEWOOD
      General Improvement & Special
      Assessment BAN
          1.63%, 07/08/05                               23,750            23,996
      NEW JERSEY
      TRAN Series Fiscal 2005A
  ~@o     1.25%, 04/23/05                               25,000            25,000
          1.50%, 06/24/05                               35,000            35,378
  ~@o     1.75%, 10/07/04                               15,000            15,000
      NEW JERSEY ECONOMIC DEV AUTH
   +@ Economic Development RB
      (ENCAP Golf Holdings) Series 2004
          1.71%, 10/07/04                                6,200             6,200
      NEW JERSEY HEALTH CARE FACILITIES
      FINANCING AUTH
 +~@o RB (JFK Health Systems
      Obligated Group) Series 1993
          1.72%, 10/07/04                                3,355             3,355
 +~@o Refunding & RB (St Barnabas Health
      Care System) Series 1998B
          1.71%, 10/07/04                                2,030             2,030
      NEW JERSEY HOUSING & MORTGAGE FINANCE
      AGENCY
      S/F Housing RB 2004 Series F
          1.05%, 04/01/05                                5,000             5,000
      NEW JERSEY TURNPIKE AUTH
 +~@o Turnpike RB Series 2000A
          1.72%, 10/07/04                                8,000             8,000
      UNIVERSITY OF MEDICINE & DENTISTRY
  +~@ RB Series 2002B
          1.69%, 10/07/04                                7,200             7,200
      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
          1.65%, 07/08/05                               5,481              5,537
          1.67%, 07/08/05                               6,519              6,584
                                                                     -----------
                                                                         143,280
      NEW MEXICO  1.1%
      FARMINGTON
   +@ Hospital RB (San Juan
      Regional Medical Center)
      Series 2004B
          1.72%, 10/07/04                                5,000             5,000
      NEW MEXICO
      2004-2005 TRAN
  ~@o     1.75%, 10/07/04                               30,000            30,000
  ~@o     1.27%, 10/20/04                               90,000            90,000
      SANTA FE
   +@ Gross Receipts Tax
      Subordinate Lien Wastewater
      System RB Series 1997B
          1.77%, 10/07/04                               16,600            16,600
                                                                     -----------
                                                                         141,600
      NEW YORK  4.5%
      DUTCHESS CNTY IDA
   +@ Civic Facility RB
      (Trinity-Pawling School Corp)
      Series 1998
          1.67%, 10/07/04                                4,500             4,500
      JAY STREET DEV CORP
   +@ Courts Facility Lease RB (Jay
      Street Project) Fiscal 2004
      Bonds A-2
          1.15%, 10/07/04                                6,000             6,000
      LONG ISLAND POWER AUTH
 +~@o Electric System RB Series
      1998A
          1.75%, 10/07/04                               10,970            10,970
  +~@ Electric System Subordinated RB 1998
      Series 7B
          1.72%, 10/07/04                                1,700             1,700
      METROPOLITAN TRANSPORTATION AUTH
  +~@ Dedicated Tax Fund Series 2002B
          1.69%, 10/07/04                                8,800             8,800
    + Transportation Revenue BAN
      Sub-series B
          1.44%, 12/23/04                               12,000            12,000
      NEW YORK CITY
 +~@o GO Bonds Fiscal 1998D
          1.71%, 10/07/04                               17,825            17,825
 +~@o GO Bonds Fiscal 2002 Series A
          1.71%, 10/07/04                               15,000            15,000
 +~@o GO Bonds Fiscal 2004 Series F
          1.76%, 10/07/04                               50,000            50,000
      NEW YORK CITY HOUSING DEV CORP
   +@ M/F Mortgage RB (2 Gold
      Street) 2003 Series A
          1.69%, 10/07/04                                  500               500
   +@ M/F Rental Housing RB (One Columbus
      Place) Series 1998A
          1.70%, 10/07/04                               70,700            70,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ M/F Rental Housing RB (Sierra)
      Series 2003A
          1.70%, 10/07/04                                9,300             9,300
      NEW YORK CITY IDA
   +@ Special Facility RB (Korean
      Air Lines) Series 1997A
          1.71%, 10/07/04                               21,500            21,500
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
      TECP Series 5
    +     1.18%, 10/28/04                               25,000            25,000
    +     1.20%, 11/04/04                               15,000            15,000
    ~ TECP Series 6
          1.17%, 10/07/04                               30,000            30,000
 +~@o Water & Sewer System RB Series 1996B
          1.71%, 10/07/04                                9,995             9,995
 +~@o Water & Sewer System RB Series 2002G
          1.72%, 10/07/04                               13,545            13,545
      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@o Future Tax Secured Bonds
      Fiscal 1999 Series C
          1.71%, 10/07/04                               14,760            14,760
   ~@ Future Tax Secured Bonds Fiscal 2001
      Series B
          1.77%, 10/01/04                                  700               700
  ~@o Future Tax Secured Refunding Bonds
      Fiscal 2003 Series A
          1.72%, 10/07/04                                4,640             4,640
   ~@ Recovery Bonds Fiscal 2003 Series 2D
          1.70%, 10/07/04                                3,600             3,600
      NEW YORK STATE DORMITORY AUTH
 +~@o State Univ. Educational
      Facilities RB Series 2000B
          1.35%, 11/10/04                               20,000            20,000
      NEW YORK STATE ENERGY RESEARCH DEV AUTH
 +~@o Gas Facilities RB (Brooklyn
      Union Gas) Series 1996
          1.71%, 10/07/04                                1,570             1,570
      NEW YORK STATE HFA
   +@ Housing RB (101 West End
          Ave) Series 1999A
          1.71%, 10/07/04                               12,050            12,050
   +@ Housing RB (101 West End Ave) Series
      1998A
          1.71%, 10/07/04                               13,200            13,200
   +@ Housing RB (250 W50th St) Series
      1997A
          1.75%, 10/07/04                               37,000            37,000
   +@ Housing RB (350 W43rd St) 2004
      Series A
          1.70%, 10/07/04                                9,400             9,400
   +@ Housing RB (350 W43rd St) Series
      2002A
          1.70%, 10/07/04                                5,000             5,000
   +@ Housing RB (Avalon Chrystie Place I)
      Series 2004A
          1.37%, 10/07/04                               20,000            20,000
   +@ Housing RB (E84th St) Series 1995A
          1.75%, 10/07/04                               11,300            11,300
   +@ Housing RB (The Helena) Series 2003A
          1.75%, 10/07/04                               12,200            12,200
   +@ Housing RB (Union Square South)
      Series 1996A
          1.75%, 10/07/04                               14,000            14,000
      NEW YORK STATE MORTGAGE AGENCY
  ~@o Homeowner Mortgage RB Series 77A
          1.20%, 02/03/05                               10,700            10,700
  ~@o Homeowner Mortgage RB Series 79
          1.73%, 10/07/04                               14,995            14,995
  ~@o S/F Mortgage RB Series 92
          1.73%, 10/07/04                                3,685             3,685
      PITTSFORD CENTRAL SD
      GO BAN 2004B
          1.50%, 06/29/05                               12,500            12,637
          1.55%, 06/29/05                                7,500             7,581
      SMITHTOWN CENTRAL SD
      2004-2005 TAN
          1.58%, 06/29/05                               37,490            37,881
      TRIBOROUGH BRIDGE & TUNNEL AUTH
  ~@o General Refunding RB Series
      2002B
          1.71%, 10/07/04                                9,995             9,995
      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
      Co) Series 2001A
          1.75%, 10/07/04                                1,000             1,000
      YONKERS IDA
  +~@ Civic Facility RB (Consumers
      Union) Series 1994
          1.66%, 10/07/04                                  440               440
                                                                     -----------
                                                                         600,669

      NORTH CAROLINA  2.0%
      CHARLOTTE
  +~@ Airport Refunding RB Series
      1997A
          1.71%, 10/07/04                               37,400            37,400
      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton
      Townhomes) Series 2001
          1.77%, 10/07/04                                5,490             5,490
      FORSYTH CNTY
   +@ RB (Plymouth Printing Co)
      Series 1998
          1.81%, 10/07/04                                1,140             1,140
      GATES CNTY INDUSTRIAL FACILITIES &
      POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Coxe-Lewis Corp) Series 1999
          1.86%, 10/07/04                                1,025             1,025
      GUILFORD CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville
      SE Mnfg) Series 1997
          1.75%, 10/07/04                                1,500             1,500
      HERTFORD CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
      IDRB (Nucor Corp) Series 2000A
    @     1.74%, 10/07/04                               17,500            17,500
    @     1.95%, 10/07/04                               26,500            26,500
      JOHNSTON CNTY INDUSTRIAL FACILITIES
      & POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Flanders Corp) Series 1998
          1.75%, 10/07/04                                4,500             4,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
   +@ Educational Facilities RB
      (High Point Univ) Series 1997
          1.69%, 10/07/04                                4,610             4,610
   +@ Educational Facilities RB (Queens
      College) Series 1999B
          1.69%, 10/07/04                                5,755             5,755
      NORTH CAROLINA HFA
  ~@o Home Ownership RB Series 1A
          1.62%, 07/14/05                               12,000            12,000
      PIEDMONT TRIAD AIRPORT AUTH
  +~@ Airport RB Series 2004B
          1.75%, 10/07/04                               19,500            19,500
      ROCKINGHAM CNTY INDUSTRIAL
      FACILITIES & POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (McMichael Mills) Series 1997
          1.76%, 10/07/04                                1,100             1,100
      ROWAN CNTY INDUSTRIAL FACILITIES &
      POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Taylor Clay Products)
      Series 1999
          1.76%, 10/07/04                                3,400             3,400
      SAMPSON CNTY INDUSTRIAL FACILITIES &
      POLLUTION CONTROL FINANCE AUTH
   +@ IDRB (Crumpler Plastic Pipe)
      Series 1999
          1.81%, 10/07/04                                3,200             3,200
      UNION CNTY INDUSTRIAL FACILITIES &
      POLLUTION CONTROL FINANCING AUTH
   +@ RB (Rock-Tenn Converting Co)
      Series 1997
          1.77%, 10/07/04                                1,750             1,750
      WAKE CNTY
   ~@ Public Improvement Bonds
      Series 2003B
          1.30%, 04/01/05                               28,000            28,166
   ~@ School Bonds Series 2004A
          1.13%, 04/01/05                               30,000            30,129
   ~@ School Bonds Series 2004B
          1.13%, 04/01/05                               41,320            41,497
      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge
      Apts) Series 2000
          1.77%, 10/07/04                               10,025            10,025
      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden Lakes
      Estates) Series 1999
          1.77%, 10/07/04                                7,140             7,140
                                                                     -----------
                                                                         263,327
      NORTH DAKOTA 0.2%
      NORTH DAKOTA HOUSING FINANCE AGENCY
      Home Mortgage Finance Program
      2004 Series B
   ~@     1.71%, 10/07/04                               12,990            12,990
   ~@     1.72%, 10/07/04                               11,735            11,735
      RICHLAND CNTY
   +@ Solid Waste Disposal RB
      (Minn-Dak Farmers Coop)
      Series 1996A
          1.97%, 10/07/04                                7,250             7,250
   +@ Solid Waste Disposal RB (Minn-Dak
      Farmers Coop) Series 1996B
          1.97%, 10/07/04                                  665               665
                                                                     -----------
                                                                          32,640
      OHIO  1.7%
      AKRON, BATH & COPLEY JOINT TOWNSHIP
      HOSPITAL DISTRICT
   +@ Hospital Facilities RB (Summa
      Health System) Series 2004B
          1.71%, 10/07/04                                7,500             7,500
      CLEVELAND
   +@ Airport System RB Series 1997D
          1.71%, 10/07/04                               35,640            35,640
      CUYAHOGA CNTY
   +@ Economic Development RB
      (Hathaway Brown School)
      Series 1999
          1.70%, 10/07/04                               14,650            14,650
      HAMILTON
  +~@ Electric System Refunding RB
      Series 2002A
          1.71%, 10/07/04                                5,400             5,400
      OHIO
    @ Infrastructure Improvement
      Refunding GO Bonds Series
      2004A
          1.70%, 10/07/04                               18,000            18,000
   +@ RB (Pooled Financing) Series 2004
          1.71%, 10/07/04                                9,970             9,970
      OHIO AIR QUALITY DEV. AUTH
   +@ Air Quality Dev RB (JMG
      Funding) Series 1994A
          1.66%, 10/07/04                               30,725            30,725
   +@ Air Quality Dev RB (JMG Funding)
      Series 1994B
          1.75%, 10/07/04                               14,400            14,400
      OHIO HFA
  ~@o Residential Mortgage RB 2001C
          1.81%, 10/07/04                                6,195             6,195
      OHIO HIGHER EDUCATIONAL FACILITY COMM
   +@ Higher Educational Facility
      RB (Pooled Financing) Series
      2003B
          1.71%, 10/07/04                                5,000             5,000
      OHIO HOUSING FINANCE AGENCY
  +~@ M/F Refunding RB (10
      Wilmington Place) Series 1991B
          1.71%, 10/07/04                                8,945             8,945
      PORT OF GREATER CINCINNATI DEV. AUTH
   +@ RB (National Underground
      Railroad Freedom Center)
      Series 2003A
          1.75%, 10/07/04                               15,000            15,000
      UNIVERSITY OF CINCINNATI
      General Receipts BAN Series
      2004C
          1.03%, 03/28/05                               37,122            37,297
          1.13%, 03/28/05                                5,000             5,021
  +~@ General Receipts Bonds Series 2004B
          1.71%, 10/07/04                               20,000            20,000
                                                                     -----------
                                                                         233,743

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      OKLAHOMA  0.9%
      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
          1.72%, 10/07/04                                5,000             5,000
      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of
      Fame) Series 1999
          1.70%, 10/07/04                                1,080             1,080
      OKLAHOMA DEV FINANCE AUTH
   +@ RB (Shawnee Funding) Series 1996
          1.77%, 10/07/04                                3,100             3,100
      OKLAHOMA HFA
  ~@o S/F Mortgage RB Series 1998B-2
      & 2000C-2
          1.78%, 10/07/04                                3,550             3,550
      OKLAHOMA STUDENT LOAN AUTH
  +~@ Student Loan Bonds & Notes
      Series 1996A
          1.72%, 10/07/04                               32,580            32,580
  +~@ Student Loan Bonds & Notes Series
      1997A
          1.75%, 10/07/04                               33,000            33,000
  +~@ Student Loan Bonds & Notes Series
      1998A
          1.75%, 10/07/04                               33,100            33,100
  +~@ Student Loan Bonds & Notes Series
      2000A-4
          1.75%, 10/07/04                               10,945            10,945
      TULSA IDA
   +@ RB (YMCA) Series 1999
          1.70%, 10/07/04                                2,500             2,500
                                                                     -----------
                                                                         124,855
      OREGON  1.1%
      OREGON
   +@ Economic Dev RB (Kettle
      Foods) 1998 Series 196
          1.75%, 10/07/04                                4,815             4,815
      OREGON ECONOMIC DEV COMM
   +@ Economic Dev RB (Pendleton
      Flour Mills) 1997 Series 182
          1.73%, 10/07/04                                3,875             3,875
      OREGON HEALTH & SCIENCE UNIVERSITY
   +@ Special RB (OHSU Medical
      Group) Series 2004A
          1.75%, 10/07/04                               10,000            10,000
      OREGON HEALTH, HOUSING, EDUCATIONAL
      & CULTURAL FACILITIES AUTH
   +@ RB (Quatama Crossing) Series
      1998A
          1.74%, 10/07/04                                8,510             8,510
      OREGON HOUSING & COMMUNITY SERVICES DEPT
    @ Mortgage RB (S/F Program)
      2004 Series D
          1.16%, 05/05/05                               12,800            12,800
    @ Mortgage RB (S/F Program) 2004
      Series E
          1.21%, 05/05/05                               13,400            13,400
    @ Mortgage RB (S/F Program) Series 20030
          1.25%, 01/06/05                               40,000            40,000
    @ Mortgage RB (S/F Program) Series
      2003M
          1.20%, 01/06/05                                7,000             7,000
      PORT OF PORTLAND
   +@ Special Obligation RB
      (Portland Bulk Terminals)
      Series 1996
          1.50%, 10/07/04                               28,000            28,000
   +@ Special Obligation RB (Portland Bulk
      Terminals) Series 1999
          1.50%, 10/07/04                                4,500             4,500
      PORTLAND
   +@ M/F Housing RB (Village of
      Lovejoy Fountain) Series 1997
          1.75%, 10/07/04                                8,500             8,500
                                                                     -----------
                                                                         141,400
      PENNSYLVANIA 7.3%
      ALLEGHENY CNTY HOSPITAL DEV AUTH
 +~@o Hospital RB  (Magee-womens
      Hospital) Series 1993
          1.71%, 10/07/04                                5,000             5,000
      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes
      Series 2004
          1.63%, 06/30/05                               15,000            15,151
      BERKS CNTY
   +@ RB (Beacon Container Project)
      Series 1998A
          1.86%, 10/07/04                                  745               745
      BLAIR CNTY IDA
   +@ First Mortgage RB (Village At
      Penn State) Series 2002C
          1.61%, 10/07/04                                1,675             1,675
      CAMBRIA CNTY IDA
  +@* Resource Recovery RB (Cambria
      Cogen Co) Series 1998A-1
          1.78%, 10/07/04                               90,000            90,000
   +@ Resource Recovery RB (Cambria Cogen
      Co) Series 1998A-2
          1.97%, 10/07/04                               14,430            14,430
      CENTRAL BUCKS SD
  +~@ GO Series 2000A
          1.74%, 10/07/04                                1,550             1,550
      CHESTER CNTY HEALTH & EDUCATION
      FACILITIES AUTH
   +@ RB (Simpson Meadows) Series 2000
          1.71%, 10/07/04                                   30                30
      CLARION CNTY IDA
   +@ Energy Dev. RB (Piney Creek)
      1990 Series
          1.71%, 10/07/04                               16,065            16,065
      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
          1.69%, 10/07/04                                5,895             5,895
      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education & Health Loan)
      Series 1997
          1.74%, 10/07/04                                7,285             7,285
      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
      Medical Center Obligated
      Group) Series 2002
          1.69%, 10/07/04                                1,700             1,700
      DELAWARE RIVER PORT AUTH
 +~@o RB Series 1999
          1.73%, 10/07/04                                6,300             6,300

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      DELAWARE VALLEY REGIONAL FINANCE AUTH
      Local Government RB Series
      1998A
 +~@o     1.74%, 10/07/04                                7,400             7,400
 +~@o     1.77%, 10/07/04                               14,510            14,510
      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
          1.69%, 10/07/04                                3,125             3,125
      ERIE SD
 +~@o GO Bonds Series 2001A
          1.22%, 11/03/04                               15,845            15,845
      HARRISBURG AUTH
  +~@ Water Refunding RB Series
      2002B
         1.74%, 10/07/04                                 2,000             2,000
  +~@ Water Refunding RB Series 2003A
         1.74%, 10/07/04                                 7,350             7,350
      LAMPETER-STRASBURG SD
  +~@ GO Bonds Series 2004A
          1.72%, 10/07/04                                6,000             6,000
      LANCASTER CNTY HOSPITAL AUTH
  +~@ Health Center RB (Masonic
      Homes) Series 2002
          1.69%, 10/07/04                               17,435            17,435
      MERCER CNTY
 +~@o GO Bonds Series 2001
          1.74%, 10/07/04                                9,000             9,000
      MONTGOMERY CNTY HIGHER EDUCATION &
      HEALTH AUTH
   +@ RB (Madlyn & Leonard Abramson
      Center For Jewish Life)
      Series 2001
          1.72%, 10/07/04                                2,000             2,000
      MONTGOMERY CNTY IDA
    + Pollution Control Refunding
      RB (Exelon Generation Co)
      Series 2002A
          1.17%, 11/10/04                               15,200            15,200
      Pollution Control Refunding RB (Peco
      Energy Co) Series 1994A
    +     1.41%, 10/13/04                               32,560            32,560
    +     1.25%, 01/06/05                                9,000             9,000
   +@ School RB (Friends' Central School)
      Series 2002
         1.74%, 10/07/04                                 4,800             4,800
      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing RB (Kingswood
      Apts) Series 2001A
         1.69%, 10/07/04                                 1,205             1,205
   +@ M/F Housing Refunding RB (Glenmore
      Associates) Series 1995A
          1.53%, 10/07/04                                3,750             3,750
      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series 2001
          1.30%, 10/07/04                                6,995             6,995
      NORWIN SD
 +~@o GO Bonds Series 2001A
          1.35%, 11/10/04                               12,500            12,500
      PENNSYLVANIA
 +~@o GO Bonds First Series 1995
          1.75%, 10/07/04                                1,000             1,000
  ~@o GO Bonds First Series 2001
          1.77%, 10/07/04                                6,860             6,860
 +~@o GO Bonds First Series 2003
          1.71%, 10/07/04                                  300               300
 +~@o GO Bonds Second Series 2002
          1.71%, 10/07/04                               14,995            14,995
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@o RB Series 1989A
          1.71%, 10/07/04                                4,500             4,500
      PENNSYLVANIA ECONOMIC DEV. FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak)
      Series 2001B
          1.74%, 10/07/04                                8,700             8,700
   +@ Exempt Facilities RB (Reliant Energy
      Seward) Series 2001A
          1.74%, 10/07/04                               71,900            71,900
   +@ Exempt Facilities RB (Reliant Energy
      Seward) Series 2002A
          1.74%, 10/07/04                               38,500            38,500
   +@ Exempt Facilities RB (Reliant Energy
      Seward) Series 2002B
          1.75%, 10/07/04                               18,000            18,000
      PENNSYLVANIA ENERGY DEV AUTH
   +@ Energy Dev RB (B&W Ebensburg)
      Series 1986
          1.71%, 10/07/04                               12,130            12,130
   +@ Energy Dev RB (Piney Creek) Series
      1986A
          1.71%, 10/07/04                               21,475            21,475
   +@ Energy Dev RB (Piney Creek) Series
      1986C
          1.71%, 10/07/04                                4,155             4,155
   +@ Energy Dev RB (Westrum Hanover)
      Series 2004
          1.74%, 10/07/04                                5,900             5,900
      PENNSYLVANIA HFA
 +~@o S/F Mortgage RB Drawdown
      Series 2003
          1.76%, 10/07/04                                6,920             6,920
  ~@o S/F Mortgage RB Series 1999A
          1.35%, 01/13/05                               18,820            18,820
  ~@o S/F Mortgage RB Series 2002-74B
          1.74%, 10/07/04                                1,895             1,895
  ~@o S/F RB Series 1998-64
          1.09%, 11/04/04                                  495               495
      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series 1988A
          1.68%, 10/07/04                               38,600            38,600
  +~@ Student Loan RB Series 1988B
          1.68%, 10/07/04                               25,000            25,000
  +~@ Student Loan RB Series 1994A
          1.68%, 10/07/04                               16,000            16,000
  +~@ Student Loan RB Series 1997A
          1.70%, 10/07/04                               23,900            23,900
  +~@ Student Loan RB Series 1999A
          1.71%, 10/07/04                               54,300            54,300
  +~@ Student Loan RB Series 2000A
          1.70%, 10/07/04                               36,250            36,250
  +~@ Student Loan RB Series 2001A
          1.70%, 10/07/04                               21,900            21,900
  +~@ Student Loan RB Series 2003A-1
          1.70%, 10/07/04                                7,000             7,000
  +~@ Student Loan RB Series 2003A-2
          1.70%, 10/07/04                               28,000            28,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      PENNSYLVANIA HOUSING FINANCE AGENCY
   ~@ S/F Mortgage RB Series
      2004-83C
          1.68%, 10/01/04                                8,000             8,000
   ~@ S/F Mortgage RB Series 2004-84C
          1.75%, 10/07/04                                2,000             2,000
   ~@ S/F Mortgage RB Series 2004-84D
          1.75%, 10/07/04                                2,000             2,000
      PENNSYLVANIA INTERGOVERNMENTAL
      COOPERATION AUTHORITY
 +~@= Special Tax Refunding RB
      (Philadelphia Funding
      Program) Series 2003
          1.71%, 10/07/04                               28,900            28,900
      PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
 +~@o School Lease RB (Philadelphia
      SD) Series 2003
          1.73%, 10/07/04                                5,900             5,900
  +~@ School RB (Parkland SD) Series 1999D
          1.74%, 10/07/04                                6,400             6,400
      PENNSYLVANIA STATE UNIV
    @ RB Series 2001A
          1.67%, 10/07/04                                1,300             1,300
      PHILADELPHIA GAS WORKS
 +~@o RB Third Series 2001
          1.71%, 10/07/04                                5,995             5,995
      PHILADELPHIA HOSPITAL & HIGHER
      EDUCATION FACILITIES AUTH
   +@ RB (Wills Eye Hospital)
      Series 2000
          1.70%, 10/07/04                                7,000             7,000
      PHILADELPHIA IDA
 +~@o Airport RB Series 1998A
          1.35%, 01/13/05                               12,710            12,710
   +@ RB (City Line Holiday Inn) Series 1996
          1.72%, 10/07/04                                6,800             6,800
      QUAKERTOWN GENERAL AUTH
   +@ RB (Pooled Financing Program)
      Series 1998A
          1.30%, 10/07/04                                  335               335
      QUAKERTOWN HOSPITAL AUTH
   +@ Hospital RB (HPS Group Pooled
      Financing Program) Series 1985
          1.30%, 10/07/04                               10,550            10,550
      TEMPLE UNIV
      Univ Funding Obligations
      Series 2004
          1.27%, 05/02/05                               29,800            29,968
      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2004
          20.53%, 10/14/05                               8,000             8,116
      WASHINGTON CNTY LEASE AUTH
   +@ Municipal Facilities Lease RB
      (Reading II) Series 1985 A-1-B
          1.70%, 10/07/04                                7,600             7,600
    @ Refunding RB (University of
      Pennsylvania) Series 2004
          1.67%, 10/07/04                               10,000            10,000
      WEST CORNWALL TWP MUNICIPAL AUTH
   +@ RB (Lebanon Valley Brethren
      Home) Series 1995
          1.74%, 10/07/04                                1,720             1,720
                                                                     -----------
                                                                         979,290
      PUERTO RICO  0.1%
      PUERTO RICO
 +~@o Public Improvement &
      Refunding Bonds Series 2000
          1.69%, 10/07/04                                5,135             5,135
 +~@o Public Improvement Bonds Series 2001A
          1.73%, 10/07/04                                4,000             4,000
      PUERTO RICO HFC
 +~@o Homeownership Mortgage RB
      Series 2000A
          1.73%, 10/07/04                                4,905             4,905
      PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
 +~@o Highway RB Series Y
          1.68%, 10/07/04                                1,800             1,800
      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Government Facilities RB
      Series B
          1.70%, 10/07/04                                3,700             3,700
                                                                     -----------
                                                                          19,540

      RHODE ISLAND 0.7%
      RHODE ISLAND HOUSING & MORTGAGE
      FINANCE CORP
  ~@o Home Ownership Opportunity
      Bonds 1998 Series 29A
          1.84%, 10/07/04                               19,020            19,020
      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln)
      2000 Series
          1.85%, 10/07/04                                1,900             1,900
      RHODE ISLAND STUDENT LOAN AUTH
  +~@ Student Loan Program RB 1995
      Series 1
          1.71%, 10/07/04                               30,000            30,000
  +~@ Student Loan Program RB 1996 Series 1
          1.71%, 10/07/04                               19,000            19,000
  +~@ Student Loan Program RB 1996 Series 2
          1.71%, 10/07/04                                6,900             6,900
  +~@ Student Loan Program RB 1996 Series 3
          1.71%, 10/07/04                               23,000            23,000
                                                                     -----------
                                                                          99,820
      SOUTH CAROLINA  1.6%
      BERKELEY CNTY SD
 +~@o School Building Bonds Series 2002
          1.46%, 10/07/04                                7,575             7,575
      CHARLESTON CNTY SD
      TAN 2004
          1.51%, 04/15/05                               70,000            70,367
      CHARLESTON WATERWORKS & SEWER SYSTEM
   ~@ Refunding & Capital
      Improvement RB Series 2003A
          1.72%, 10/07/04                                   15                15
      FLORENCE CNTY PUBLIC FACILITIES CORP.
  +~@ Refunding COP (Law
      Enforcement & Civic Centers)
      Series 2003
          1.70%, 10/07/04                               27,290            27,290
      GREENVILLE IDA
   +@ IDRB (Stevens Aviation
      Technical Services) Series 1997
          1.81%, 10/07/04                                3,500             3,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      PIEDMONT MUNICIPAL POWER AGENCY
  +~@ Electric RB Series 2004 B-5
          1.70%, 10/07/04                               10,000            10,000
      SOUTH CAROLINA ASSOCIATION OF
      GOVERNMENTAL ORGANIZATIONS
      COP Series 2004
          1.53%, 04/15/05                               15,000            15,097
      SOUTH CAROLINA HOUSING & DEV AUTH
   +@ M/F Rental Housing RB (Ashley
      Apts) Series 1999
          1.77%, 10/07/04                                4,105             4,105
   +@ M/F Rental Housing RB (Piedmont
      Manor Apts) Series 2000B-1
          1.77%, 10/07/04                                5,755             5,755
   +@ M/F Rental Housing RB (Spartanburg
      Terrace Apts) Series 2000C-1
          1.77%, 10/07/04                                1,960             1,960
   +@ M/F Rental Housing Refunding RB
      (Fairway Apts) Series 2001A
          1.74%, 10/07/04                                7,735             7,735
      SOUTH CAROLINA JOBS ECONOMIC DEV AUTH
   +@ Economic Dev RB (Holcim)
      Series 2003
          1.84%, 10/07/04                                6,250             6,250
   +@ Economic Dev RB (Thomas & Betts
      Corp) Series 1997
          1.81%, 10/07/04                                3,250             3,250
   +@ IDRB (Sanders Brothers Construction
      Co) Series 1996
          1.81%, 10/07/04                                  700               700
      SOUTH CAROLINA PUBLIC SERVICE AUTH
    ~ TECP
          1.40%, 10/04/04                               24,701            24,701
      SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE BANK
 +~@o RB Series 1999A
          1.75%, 10/07/04                               22,610            22,610
      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co)
      Series 1991
          1.74%, 10/07/04                                4,750             4,750
                                                                     -----------
                                                                         215,660
      SOUTH DAKOTA 0.3%
      SOUTH DAKOTA HAD
   ~@ Homeownership Mortgage Bonds
      Series 2003C-1
          1.68%, 10/07/04                               10,000            10,000
   +@ M/F Housing RB (Harmony Heights)
      Series 2001
          1.85%, 10/07/04                                6,500             6,500
      SOUTH DAKOTA HEALTH & EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (McKenna Hospital) Series 1994
          1.60%, 10/07/04                               27,240            27,240
                                                                     -----------
                                                                          43,740
      TENNESSEE  3.0%
      BRISTOL HEALTH & EDUCATIONAL
      FACILITIES BOARD
   +@ RB (King College) Series 2001
          1.70%, 10/07/04                                6,850             6,850
      CARTER CNTY IDB
   +@ M/F Housing Refunding RB
      (Willow Run Apts) Series 1990
          1.65%, 10/07/04                                6,675             6,675
      CHATTANOOGA HEALTH, EDUCATION &
      HOUSING FACILITIES BOARD
   +@ RB (Baylor School) Series 1996
          1.69%, 10/07/04                                2,035             2,035
      CLARKSVILLE PUBLIC BUILD AUTH
   +@ Pooled Financing RB Series 2001
          1.76%, 10/01/04                                4,740             4,740
      FRANKLIN CO IDB
   +@ IDRB (Hi-Tech) Series 1997
          1.73%, 10/07/04                                4,300             4,300
      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo
      Seat USA Corp) Series 2001
          1.89%, 10/07/04                                3,795             3,795
      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty Machine
      Co) Series 2001
          1.77%, 10/07/04                                4,700             4,700
      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co)
      Series 1999
          1.77%, 10/07/04                                2,200             2,200
      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
          1.69%, 10/07/04                                5,730             5,730
  +~@ Water System RB Series 2002
          1.69%, 10/07/04                                4,800             4,800
      JACKSON IDB
   +@ Solid Waste Facility Bonds
      (Ameristeel Corp) Series 1997
          1.75%, 10/07/04                                3,800             3,800
      MCMINN CNTY IDA
   +@ Solid Waste Disposal
      Facilities RB (Bowater)
      Series 1999
          1.76%, 10/07/04                               13,500            13,500
      MEMPHIS HEALTH, EDUCATIONAL &
      HOUSING FACILITY BOARD
   +@ M/F Housing Refunding RB
      (Watergrove Apts) Series 2004
          1.70%, 10/07/04                                7,945             7,945
      METROPOLITAN GOVT OF NASHVILLE &
      DAVIDSON CNTY
      GO TECP
          1.10%, 10/08/04                               25,000            25,000
          1.18%, 11/08/04                               15,000            15,000
      METROPOLITAN GOVT OF NASHVILLE &
      DAVIDSON CNTY HEALTH & EDUCATIONAL
      FACILITIES BOARD
   +@ RB (Ensworth School) Series 2002
          1.69%, 10/07/04                               10,000            10,000
      METROPOLITAN GOVT OF NASHVILLE
      DAVIDSON CNTY IDB
   +@ Educational Facilites
      Refunding RB (David Lipscomb
      Univ) Series 2003
          1.69%, 10/07/04                                8,600             8,600
   +@ IDRB (Bindtech) Series 1997
          1.75%, 10/07/04                                2,850             2,850
   +@ M/F Housing RB (Arbor Crest) 1985B
          1.69%, 10/07/04                               12,550            12,550

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ M/F Housing RB (Arbor Knoll) 1985A
          1.69%, 10/07/04                               13,400            13,400
   +@ RB (Nashville Symphony Hall) Series 2004
          1.70%, 10/07/04                               13,000            13,000
      METROPOLITAN NASHVILLE AIRPORT AUTH
   +@ Passenger Facility Charge
      Refunding Bonds Series 2003
          1.77%, 10/07/04                                6,300             6,300
      NASHVILLE-DAVIDSON CNTY HEALTH &
      EDUCATIONAL FACILITIES BOARD
    @ RB (Ascension Health Credit
      Group) Series 2001 B-1
          1.65%, 08/03/05                                4,000             4,000
      SEVIER CNTY PUBLIC BUILDING AUTH
  +~@ Public Improvement Bonds 1995
      Series  C-1
          1.72%, 10/07/04                                2,975             2,975
  +~@ Public Improvement Bonds 1996
      Series  E-4
          1.72%, 10/07/04                                2,340             2,340
  +~@ Public Improvement Bonds 1996
      Series  E-5
          1.72%, 10/07/04                                1,310             1,310
  +~@ Public Improvement Bonds 1996
      Series  F-1
          1.72%, 10/07/04                                8,700             8,700
  +~@ Public Improvement Bonds 1996
      Series  F-2
          1.72%, 10/07/04                                4,775             4,775
  +~@ Public Improvement Bonds 1996
      Series  G
          1.72%, 10/07/04                                4,810             4,810
  +~@ Public Improvement Bonds 1996 Series
      II-C
          1.72%, 10/07/04                                  805               805
  +~@ Public Improvement Bonds 1998 Series
      III-C-1
          1.72%, 10/07/04                                7,980             7,980
      SHELBY CNTY
      TAN Series 2004
          1.52%, 06/30/05                               31,300            31,640
      SHELBY CNTY HEALTH, EDUCATION &
      HOUSING FACILITY BOARD
   +@ Educational Facilities RB
      (Rhodes College) Series 2000
          1.70%, 10/07/04                                9,545             9,545
   +@ M/F Housing RB (TUP I) Series 1997A
         1.85%, 10/07/04                                 5,000             5,000
   +@ RB (St. Benedict at Auburndale High
      School) Series 2003
          1.74%, 10/07/04                                5,000             5,000
      TENNESSEE
      GO TECP Series A
          1.16%, 10/07/04                               10,000            10,000
          1.18%, 11/10/04                               10,000            10,000
          1.40%, 12/08/04                               20,000            20,000
      TENNESSEE HOUSING DEV AGENCY
  ~@o Homeownership Program Bonds
      Series 2001-1C
          1.82%, 10/07/04                                3,955             3,955
      VOLUNTEER STUDENT LOAN FUNDING CORP
   +@ Student Loan RB Series 1987  A-1
          1.73%, 10/07/04                               15,000            15,000
   +@ Student Loan RB Series 1987 A-2
          1.73%, 10/07/04                               13,700            13,700
   +@ Student Loan RB Series 1987 A-3
          1.73%, 10/07/04                               58,400            58,400
                                                                     -----------
                                                                         397,705
      TEXAS  11.8%
      AMARILLO HEALTH FACILITY CORP.
   +@ Health Facilities Refunding
      RB (Evangelical Lutheran Good
      Samaritan Society) Series 1997
          1.75%, 10/07/04                                3,155             3,155
   +@ Hospital RB (Panhandle Pooled Health
      Care Loan) Series 1985
          1.75%, 10/07/04                                3,000             3,000
      AUSTIN
  ~@o Public Improvement Bonds
      Series 2000
          1.75%, 10/07/04                                6,000             6,000
 +~@o Water & Wastewater Refunding RB
      Series 2001A&B
          1.74%, 10/07/04                                6,425             6,425
      BEXAR CNTY HEALTH FACILITIES DEV
      CORP.
   +@ Health Care RB (Chandler
      Memorial Home) Series 1995
          1.72%, 10/07/04                                3,700             3,700
      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding
      RB (TXU Electric Co) Series
      2001D-1
          1.76%, 10/07/04                               14,300            14,300
      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington
      Apts) Series 1996
          1.47%, 10/07/04                                6,150             6,150
      DALLAS
    ~ Waterworks & Sewer System CP
      Notes Series B
          1.65%, 10/01/04                               14,475            14,475
      DALLAS AREA RAPID TRANSIT
 +~@o Dallas/Ft Worth International
      Airport Joint RB Series 2003A
          1.76%, 10/07/04                                2,500             2,500
 +~@o Senior Lien Sales Tax RB Series 2001
          1.75%, 10/07/04                               16,130            16,130
      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
 +~@o Airport Joint Improvement RB
      Series 2003A
          1.65%, 10/07/04                                9,995             9,995
 +~@o Joint Improvement & Refunding RB
      Series 2002A
          1.78%, 10/07/04                                8,995             8,995
    @ Refunding RB (United Parcel Service)
      Refunding RB Series 2002
          1.72%, 10/01/04                                8,850             8,850
      DENTON UTILITY SYSTEN
 +~@o Utility System RB Series 2000A
          1.73%, 10/07/04                                5,230             5,230
      EL PASO
 +~@o Water & Sewer Refunding RB
      Series 1998
          1.84%, 10/07/04                               10,610            10,610
      EL PASO INDEPENDENT SD
   ~@ Unlimited Tax School Building
      Bonds Series 2004B
          1.20%, 10/07/04                               12,100            12,105

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      EULESS IDA
   +@ RB (Ferguson Enterprises)
      Series 1985
          1.74%, 10/07/04                                4,950             4,950
      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co) Series 1994
          1.85%, 10/07/04                                1,400             1,400
      GRAPEVINE IDA
   +@ Airport Improvement RB
      (Simuflite Training Int'l)
      Series 1983A
          1.15%, 04/01/05                               18,975            18,975
      GREATER EAST TEXAS STUDENT LOAN CORP.
      Student Loan RB Series 1992B
   +@     1.80%, 07/01/05                               14,000            14,000
   +@     1.75%, 10/07/04                               30,200            30,200
   +@ Student Loan RB Series 1995B
          1.80%, 07/01/05                               10,000            10,000
  +@* Student Loan Refunding RB Series
      1993A
          1.75%, 10/07/04                               48,150            48,150
   +@ Student Loan Refunding RB Series
      1993B
          1.75%, 10/07/04                                7,000             7,000
   +@ Student Loan Refunding RB Series
      1995A
          1.75%, 10/07/04                               35,700            35,700
  +@* Student Loan Refunding RB Series
      1996A
          1.75%, 10/07/04                               56,000            56,000
      GREATER TX STUDENT LOAN CORP.
   +@ Student Loan RB Series 1998A
          1.75%, 10/07/04                               10,250            10,250
      GREGG COUNTY HEALTH FACILITIES DEV CORP.
   +@ Hospital RB (Good Shepherd
      Medical Center) Series 2004
          1.69%, 10/07/04                               21,770            21,770
      GULF COAST INDUSTRIAL DEV AUTH
   +@ IDRB (Gruma Corp) Series 1994
          1.80%, 10/07/04                                6,440             6,440
      GULF COAST WASTE DISPOSAL AUTH
    @ Environmental Facilities RB
      (Exxon Mobil) Series 2000
          1.70%, 10/01/04                                2,200             2,200
      Solid Waste Disposal RB (Amoco Oil
      Co) Series 1991
    @     1.05%, 10/01/04                                9,200             9,200
    @     1.32%, 10/01/04                                9,200             9,200
      HARRIS CNTY
  +~@ Junior Lien Special RB
      (Rodeo) Series 2001C
          1.77%, 10/07/04                                2,000             2,000
  ~@o TAN Series 2004
          1.27%, 10/20/04                               63,975            63,975
      HARRIS CNTY HEALTH FACILITY DEV CORP.
 +~@o RB (SCH Health Care) Series
      1997B
          1.75%, 10/07/04                               14,850            14,850
      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion
      Square Apts) Series 2000
          1.84%, 10/07/04                                2,860             2,860
   +@ M/F Housing RB (Village At
      Cornerstone Apts) Series 2004
          1.74%, 10/07/04                                8,360             8,360
      HOUSTON
  ~@o Public Improvement Refunding
      Bonds Series 1998A
          1.75%, 10/07/04                               21,655            21,655
  ~@o TRAN Series 2004
          1.75%, 10/07/04                               13,460            13,460
 +~@o Water & Sewer System Junior Lien
      Refunding RB Series 2002A
          1.77%, 10/07/04                                6,530             6,530
      HOUSTON COMBINED UTILITY SYSTEM
    ~ TECP Notes Series A
          1.17%, 10/12/04                               11,600            11,600
      HOUSTON INDEPENDENT SD
   ~@ Limited Tax Schoolhouse &
      Refunding Bonds Series 2003
          1.73%, 06/15/05                               97,270            97,270
   ~@ Limited Tax Schoolhouse Bonds Series 2004
          1.75%, 06/09/05                              105,000           104,907
      JEWETT ECONOMIC DEV CORP.
    @ IDRB (Nucor Corp) Series 2003
          1.75%, 10/07/04                                6,200             6,200
      KATY INDEPENDENT SD
 +~@o Unlimited Tax School Building
      Bonds Series 2000A
          1.75%, 10/07/04                               10,145            10,145
   ~@ Unlimited Tax School Building Bonds
      Series 2004C
          1.70%, 10/07/04                               38,000            38,000
      LAVACA-NAVIDAD RIVER AUTH
   +@ Water Supply System Contract
      RB (Formosa Plastics Corp)
      Series 1990
          1.70%, 10/07/04                               13,600            13,600
      LEANDER INDEPENDENT SD
 +~@o Unlimited Tax School Building
      & Refunding Bonds Series 2003
          1.28%, 02/23/05                               10,000            10,000
      LOWER COLORADO RIVER AUTH
 +~@o Refunding RB Series 1999A
          1.75%, 10/07/04                               10,770            10,770
      LOWER NECHES RIVER AUTH
    @ Exempt Facilities Refunding
      RB (Exxon Mobil) Series 2001B
          1.70%, 10/01/04                                5,200             5,200
      LOWER NECHES VALLEY AUTH
    @ Pollution Control RB (Chevron
      USA) Series 1987
          1.28%, 02/15/05                               10,540            10,540
      MANSFIELD IDA
   +@ IDRB (Southern Champion Tray)
      Series 1999
          1.77%, 10/07/04                                2,200             2,200
      MATAGORDA CNTY NAVIGATION DISTRICT # 1
 +~@o Refunding RB (Houston
      Lighting & Power Co)
          1.40%, 09/30/04                               19,385            19,385
      MIDLOTHIAN INDEPENDENT SD
 +~@o Unlimited Tax School Building
      & Refunding Bonds Series 2004
          1.75%, 10/07/04                                8,840             8,840
      NORTH TEXAS HIGHER EDUCATION AUTH
  +@* Student Loan RB Series 1987
          1.75%, 10/07/04                               87,750            87,750

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
   +@ Student Loan RB Series 1998
          1.75%, 10/07/04                                9,000             9,000
      PANHANDLE PLAINS HIGHER EDUCATION AUTH
 +~@= Student Loan RB Series 1991A
          1.71%, 10/07/04                               20,700            20,700
      Student Loan RB Series 1992A
  +~@     1.71%, 10/07/04                               17,800            17,800
  +~@ Student Loan RB Series 1993A
          1.71%, 10/07/04                               35,400            35,400
      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp) Series 1994
          1.80%, 10/07/04                                4,095             4,095
      SOUTHEAST TEXAS HFA
      S/F Mortgage Refunding & RB
      Series 1998A
 +~@o     1.78%, 10/07/04                                5,025             5,025
  ~@o     1.78%, 10/07/04                                5,105             5,105
      TEXAS
      GO College Student Loan &
      Refunding Bonds Series 2003
   ~@     1.80%, 07/01/05                               10,130            10,130
   ~@     1.80%, 07/01/05                               15,560            15,560
      TRAN Series 2004
          1.60%, 08/31/05                              198,000           200,496
          1.61%, 08/31/05                                2,820             2,856
  ~@o     1.75%, 10/07/04                               88,000            88,000
   ~@ Veterans' Housing Assistance Program
      Fund II Series 2002 A-2 Bonds
          1.73%, 10/07/04                                6,000             6,000
      TEXAS A&M UNIV
  ~@o Permanent University Fund
      Bonds Series 1998
          1.75%, 10/07/04                               28,445            28,445
      TEXAS DEPT OF HOUSING & COMMUNITY
      AFFAIRS
   +@ M/F Housing RB (Bristol Apts)
      Series 2004
          1.74%, 10/07/04                                8,625             8,625
   +@ M/F Housing RB (Creek Point Apts)
      Series 2000
          1.73%, 10/07/04                                7,100             7,100
   +@ M/F Housing RB (Montgomery Pines
      Apts) Series 2004
          1.74%, 10/07/04                               12,300            12,300
   +@ M/F Housing RB (Pinnacle Apartments)
      Series 2004
          1.74%, 10/07/04                                7,000             7,000
  ~@o Residential Mortgage RB Series 1998A
          1.84%, 10/07/04                               14,950            14,950
 +~@o S/F Mortgage RB Series 2002A&B
          1.79%, 10/07/04                                4,160             4,160
      TEXAS MUNICIPAL GAS CORP
  +~@ Senior Lien Gas Reserve RB
      Series 1998
          1.70%, 10/07/04                                2,485             2,485
      TEXAS PUBLIC FINANCE AUTHORITY
    ~ Unemployment Compensation
      Obligation Assessment RB
      Series 2003C-1
          1.20%, 12/08/04                               20,000            20,000
    ~ Unemployment Compensation Obligation
      Assessment RB Series 2003C-3
          1.20%, 12/07/04                               50,000            50,000
      TRINITY RIVER AUTH
   +@ Solid Waste Disposal RB
      (Community Waste Disposal)
      Series 1999
         1.77%, 10/07/04                                 4,945             4,945
      WACO EDUCATION FINANCE CORP
  +~@ RB (Baylor Univ) Series 2002A
         1.70%, 10/07/04                                 9,775             9,775
                                                                     -----------
                                                                       1,577,104
      UTAH  1.7%
      DAVIS CNTY SD
      TAN Series 2004
          1.60%, 06/30/05                               25,000            25,256
      INTERMOUNTAIN POWER AGENCY
 +~@o Power Supply Refunding RB
      Series 1996C
          1.73%, 10/07/04                               15,330            15,330
      SALT LAKE CITY
 +~@o Hospital RB  (IHC Health
      Services) Series 2001
          1.75%, 10/07/04                               26,730            26,730
    @ Pollution Control RB (Amoco) Series 1983
          1.55%, 04/01/05                                4,715             4,713
   +@ RB (Rowland Hall - St. Mark's
      School) Series 2001
          1.70%, 10/07/04                                9,515             9,515
      TRAN Series 2004
          1.60%, 06/30/05                               25,000            25,257
      UNIV OF UTAH
 +~@o Auxiliary & Campus Facilities
      System Refunding & RB Series
      1998A
          1.75%, 10/07/04                               30,060            30,060
   +@ Student Loan RB Series 1993A
          1.75%, 10/07/04                               20,000            20,000
  +w@ Student Loan RB Series 1995l
          1.75%, 10/07/04                               27,500            27,500
      UTAH
  ~@o GO Highway Bonds Series 1998A
          1.72%, 10/07/04                               31,085            31,085
      UTAH BUILDING OWNERSHIP AUTH
 +~@o Lease Refunding RB Series
      1998C
          1.75%, 10/07/04                                9,695             9,695
      WOODS CROSS CITY
   +@ M/F Housing Refunding RB
      (Springwood Apts) Series 2001A
          1.69%, 10/07/04                                3,605             3,605
                                                                     -----------
                                                                         228,746
      VERMONT  0.1%
      VERMONT ECONOMIC DEV AUTH
   +@ IDRB (Agri-Mark) Series 1999A
          1.87%, 10/07/04                               17,000            17,000
   +@ IDRB (Agri-Mark) Series 1999B
          1.87%, 10/07/04                                1,000             1,000
                                                                     -----------
                                                                          18,000
      VIRGINIA  0.5%
      KING GEORGE CNTY
   +@ Solid Waste Disposal Facility
      RB (Garnet) Series 1996
          1.75%, 10/07/04                                3,700             3,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech Foundation)
      Series 2001A
          1.70%, 10/07/04                                8,900             8,900
   +@ RB (Virginia Tech Foundation) Series
      2001B
          1.80%, 10/07/04                                1,310             1,310
   +@ RB (Virginia Tech Foundation) Series 2002
          1.70%, 10/07/04                                4,485             4,485
      NEWPORT NEWS INDUSTRIAL DEV AUTH
   +@ RB (CNU Warwick Student Apts)
      Series 2004
          1.70%, 10/07/04                                4,300             4,300
      NORFOLK
 +~@o Parking System Refunding & RB
      Series 2000B
          1.75%, 10/07/04                                9,450             9,450
      NORFOLK REDEVELOPMENT & HOUSING AUTH
   +@ RB (Old Dominion University
      Real Estate Foundation
      Student Housing) Series 2004B
          1.70%, 10/07/04                                6,000             6,000
      PORTSMOUTH REDEVELOPMENT & HOUSING AUTH
   +@ M/F Housing RB (Churchland
      North Apts) Series 1999
          1.77%, 10/07/04                                6,550             6,550
      RICHMOND IDA
   +@ Educational Facilities RB
      (Church Schools) Series 2002
          1.70%, 10/07/04                                9,640             9,640
      VIRGINIA BEACH DEV AUTH
   +@ M/F Residential Rental
      Housing RB (Silver Hill at
      Thalia) Series 1999
          1.77%, 10/07/04                                4,200             4,200
      VIRGINIA PORT AUTHORITY
      Commonwealth Port Fund
      Refunding RB Series 1998
          1.70%, 07/01/05                                8,630             8,856
                                                                     -----------
                                                                          67,391

      WASHINGTON  3.2%
      DOUGLAS CNTY DEV CORP.
   +@ RB (Executive Flight) Series 1998
          1.75%, 10/07/04                                6,300             6,300
      ENERGY NORTHWEST
 +~@o Columbia Generating Station &
      Project #3 Refunding
      Electric RB Series 2001A
          1.75%, 10/07/04                               29,700            29,700
 +~@o Project #3 Refunding Electric RB
      Series 2003A
          1.73%, 10/07/04                                8,690             8,690
  +~@ Project #3 Refunding Electric RB,
      Series 2003D-3-2
          1.70%, 10/07/04                                8,000             8,000
 +~@o Project No. 1 Refunding Electric RB
      Series 2002A
          1.73%, 10/07/04                               16,230            16,230
      EVERETT IDA
    @ Exempt Facilities RB
      (Kimberly-Clark Corp) Series 2002
          1.73%, 10/07/04                                3,200             3,200
   +@ RB (Partners Trust I ) Series 1996
          1.73%, 10/07/04                                3,500             3,500
      OLYMPIA
   +@ Solid Waste RB (LeMay
      Enterprises) Series 1999
          1.77%, 10/07/04                                6,695             6,695
      PIERCE CNTY
   +@ IDRB (McFarland Cascade)
      Series 1996
          1.79%, 10/07/04                                2,000             2,000
 +~@o Unlimited Tax GO Bonds Series 2001
          1.75%, 10/07/04                               43,655            43,655
      PIERCE CNTY ECONOMIC DEV CORP.
   +@ RB (Flex-A-Lite Consolidated)
      Series 1996
          1.73%, 10/07/04                                2,400             2,400
   +@ RB (K&M Holdings II) Series 1997
          2.01%, 10/07/04                                1,400             1,400
   +@ Solid Waste RB (LeMay Enterprises)
      Series 1999
          1.77%, 10/07/04                                2,620             2,620
      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay
      Enterprises) Series 1999
          1.77%, 10/07/04                                1,645             1,645
      PORT OF MOSES LAKE PUBLIC CORP.
   +@ RB (National Frozen Foods
      Corp) Series 1997
          1.68%, 10/07/04                                2,900             2,900
      PORT OF SEATTLE
 +~@o RB Series 2001B
          1.78%, 10/07/04                                4,430             4,430
 +~@o Special Facility RB (Terminal 18)
      Series 1999B
          1.79%, 10/07/04                               49,795            49,795
      PORT OF TACOMA
    + Subordinate Lien Revenue TECP
      Series A
          1.35%, 11/10/04                               11,000            11,000
      SEATTLE
 +~@o Drainage & Wastewater
      Refunding & RB Series 2002
          1.73%, 10/07/04                                6,875             6,875
      SEATTLE HOUSING AUTH
   +@ RB (CHHIP & HRG) Series 1996
          1.73%, 10/07/04                                3,410             3,410
   +@ RB (Casa Pacifica Apts) Series 1997
          1.73%, 10/07/04                                2,950             2,950
      SNOHOMISH CNTY PUBLIC UTILITY DISTRICT #1
  +~@ Generation System Refunding
      RB Series 2002A-2
          1.68%, 10/07/04                               12,335            12,335
      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living)
      Series 1998
          1.75%, 10/07/04                                3,185             3,185
      WASHINGTON
 +~@o GO Bond Series 2003A
          1.59%, 10/07/04                                5,170             5,170

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
  ~@o GO Bonds Series 1998C
          1.75%, 10/07/04                               12,150            12,150
  ~@o GO Bonds Series 2000B
          1.75%, 10/07/04                               13,380            13,380
 +~@o Unlimited GO Bonds Series B
          1.75%, 10/07/04                               30,485            30,485
      WASHINGTON ECONOMIC DEV FINANCE AUTH
   +@ Economic Development RB
      (Skills) Series 1998N
          1.75%, 10/07/04                                2,840             2,840
   +@ IDRB (Tonkin Building Associates)
      Series 1997A
          1.79%, 10/07/04                                1,000             1,000
   +@ RB (Ace Tank) Series 1998
          1.79%, 10/07/04                                1,165             1,165
   +@ RB (Hunter Douglas) Series 1997A
          1.77%, 10/07/04                                3,500             3,500
   +@ Solid Waste Disposal RB (Cedar Grove
      Composting) Series 2004B
          1.77%, 10/07/04                                5,905             5,905
   +@ Solid Waste Disposal RB (Waste
      Management) Series 2000C
          1.78%, 10/07/04                                5,500             5,500
      Solid Waste Disposal RB (Waste
      Management) Series 2000I
   +@     1.70%, 10/07/04                               10,240            10,240
   +@     1.78%, 10/07/04                                7,235             7,235
   +@ Solid Waste Disposal RB (Waste
      Management) Series 2000H
          1.78%, 10/07/04                                6,825             6,825
      WASHINGTON HEALTH CARE FACILITIES AUTH
   +@ RB (Yakima Valley Farm
      Workers Clinic) Series 1997
          1.68%, 10/07/04                                3,200             3,200
      WASHINGTON HOUSING FINANCE COMM
   +@ M/F Housing RB (Highlander
      Apts) Series 2004A
          1.74%, 10/07/04                                7,000             7,000
   +@ M/F Housing RB (Lakewood Meadows
      Apts) Series 2000A
          1.74%, 10/07/04                                3,140             3,140
   +@ M/F Housing RB (Rainier Court Apts)
      Series 2003A
          1.74%, 10/07/04                               12,750            12,750
   +@ M/F Housing RB (Silver Creek Apts)
      Series 2004
          1.74%, 10/07/04                                4,100             4,100
   +@ M/F Housing RB (Woodrose Apts)
      Series 1999A
          1.74%, 10/07/04                                6,750             6,750
   +@ M/F Mortgage RB (Canyon Lakes)
      Series 1993
          1.60%, 10/07/04                                4,295             4,295
   +@ M/F Mortgage RB (Lake Washington
      Apts) Series 1996
          1.73%, 10/07/04                                8,150             8,150
   +@ M/F Mortgage RB (Meridian Court
      Apts) Series 1996
          1.73%, 10/07/04                                6,700             6,700
   +@ M/F RB (Brittany Park Phase II)
      Series 1998A
          1.74%, 10/07/04                                3,480             3,480
   +@ M/F RB (Brittany Park) Series 1996A
          1.74%, 10/07/04                                8,730             8,730
   +@ M/F RB (Merrill Gardens) Series 1997A
          1.74%, 10/07/04                                6,125             6,125
   +@ M/F RB (Rosecreek Apts) Series 1998A
          1.77%, 10/07/04                                3,570             3,570
 +~@o S/F Program Bonds Draw Down Issue
      2002A
          1.79%, 10/07/04                                6,860             6,860
      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products)
      Series 1997
          1.73%, 10/07/04                                2,900             2,900
      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers) Series 1998
          1.75%, 10/07/04                                2,800             2,800
   +@ RB (Michelsen Packaging) Series 1996
          1.73%, 10/07/04                                1,100             1,100
                                                                     -----------
                                                                         429,960
      WEST VIRGINIA  0.4%
      FAYETTE CNTY DEV AUTH
   +@ Solid Waste Disposal Facility
      RB (Georgia-Pacific Corp)
      Series 1995
          1.77%, 10/07/04                               11,100            11,100
      MARION CNTY
   +@ Solid Waste Disposal Facility
      RB (Grant Town Cogeneration)
      Series 1990B
          1.77%, 10/07/04                               21,225            21,225
   +@ Solid Waste Disposal Facility RB
      (Grant Town Cogeneration) Series
      1990C
          1.77%, 10/07/04                               18,100            18,100
   +@ Solid Waste Disposal Facility RB
      (Grant Town Cogeneration) Series
      1990D
          1.77%, 10/07/04                                3,400             3,400
                                                                     -----------
                                                                          53,825
      WISCONSIN  2.0%
      COLBURN IDA
   +@ IDRB (Heartland Farms) Series 1994
          1.94%, 10/07/04                                5,900             5,900
      KENOSHA
   +@ IDRB (Asyst Technologies)
      Series 1997
          1.78%, 10/07/04                                5,000             5,000
      MILWAUKEE
      RAN Series 2004 R3
          1.21%, 05/05/05                               66,000            66,690
      MILWAUKEE CNTY
 +~@o Airport RB Series 2000A
          1.40%, 04/07/05                               18,470            18,470
      SOUTHEAST WISCONSIN PROFESSIONAL
      BASEBALL PARK DISTRICT
 +~@o Sales Tax Refunding Bonds
      Series 1998
          1.74%, 10/07/04                                5,000             5,000
      WISCONSIN HEALTH & EDUCATIONAL
      FACILITIES AUTH
 +~@o RB (Sisters of the Sorrowful
      Mother) Series 1993C
          1.73%, 10/07/04                               22,015            22,015
  +~@ RB (Gundersen Lutheran) Series 2000A
          1.72%, 10/01/04                                3,200             3,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      WISCONSIN HOUSING & ECONOMIC DEV AUTH
   +@ Business Dev RB (Ultratec)
      1995 Series 7
          1.94%, 10/07/04                                2,350             2,350
  ~@o Home Ownership RB Series 1997H
          1.78%, 10/07/04                                  925               925
 +~@o Home Ownership RB Series 1999A
          1.81%, 10/07/04                                1,705             1,705
   ~@ Home Ownership RB Series 2002C
          1.71%, 10/07/04                                3,000             3,000
   ~@ Home Ownership RB Series 2002D
          1.73%, 10/07/04                                1,195             1,195
   ~@ Home Ownership RB Series 2003B
          1.73%, 10/07/04                               14,600            14,600
      Home Ownership RB Series 2004A
   ~@     1.73%, 10/07/04                               29,020            29,020
   ~@ Home Ownership RB Series 2004D
          1.67%, 10/07/04                               50,340            50,340
 +~@o Housing RB Series 2002 B
          1.73%, 10/07/04                               16,380            16,380
 +~@o S/F Draw Down RB Series 2003I
          1.79%, 10/07/04                               17,755            17,755
      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin) Series 1998
          1.77%, 10/07/04                                4,500             4,500
                                                                     -----------
                                                                         268,045
      WYOMING  0.2%
      LINCOLN CNTY
    @ Pollution Control RB (Amoco)
      Series 1983
          1.51%, 04/01/05                               15,200            15,193
    @ Pollution Control RB (Exxon) Series
      1984B
          1.61%, 10/01/04                                  500               500
    @ Pollution Control RB (Exxon) Series
      1987A
          1.72%, 10/01/04                                5,300             5,300
    @ Pollution Control RB (Exxon) Series
      1987B
          1.72%, 10/01/04                                2,200             2,200
      WYOMING COMMUNITY DEV AUTH
  ~@o Housing RB 1997 Series 4
          1.78%, 10/07/04                                1,130             1,130
  ~@o Housing RB 2001 Series 1
          1.78%, 10/07/04                                5,480             5,480
                                                                     -----------
                                                                          29,803

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $13,019,371.



29

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 09/30/04. For more information please refer to the fund's semi-annual or annual reports.

The symbols below are designated to certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 59.4%  FIXED-RATE OBLIGATIONS                          1,319,000      1,319,000
  4.0%  U.S. GOVERNMENT
        SECURITIES                                         89,794         89,794
  2.1%  VARIABLE-RATE  OBLIGATIONS                         46,873         46,873
 34.5%  OTHER INVESTMENTS                                 765,080        765,080
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               2,220,747      2,220,747
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                      16
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,220,763

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      FIXED-RATE OBLIGATIONS  59.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  43.6%
      --------------------------------------------------------------------------

      AB SPINTAB
         1.66%, 11/01/04                                    2,100          2,097
         1.75%, 12/03/04                                    1,300          1,296
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
         1.81%, 12/09/04                                    4,500          4,484
   *+ ALPINE SECURITIZATION CORP., SECTION 4(2) / 144A
         1.69%, 10/14/04                                    3,500          3,498
         1.80%, 11/02/04                                   14,000         13,978
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
         1.62%, 10/05/04                                    9,000          8,998
         1.69%, 10/13/04                                    2,000          1,999
         1.72%, 10/20/04                                    6,000          5,995
         1.79%, 11/01/04                                    9,000          8,986
    + ANZ (DELAWARE), INC.
         1.75%, 10/26/04                                    1,100          1,099
         1.63%, 10/29/04                                    3,500          3,496
         1.63%, 11/03/04                                    3,100          3,095
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
         1.82%, 12/08/04                                    1,000            997
         1.97%, 02/24/05                                    4,000          3,968
         2.08%, 03/21/05                                    5,000          4,951
   *+ ASAP FUNDING, LTD., SECTION 4(2) / 144A
         1.77%, 10/25/04                                    6,000          5,993
         1.81%, 10/28/04                                    2,000          1,997
         1.84%, 11/15/04                                    5,000          4,989
         1.76%, 11/17/04                                    1,000            998
         1.94%, 12/20/04                                    2,000          1,991
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      1.79%, 10/05/04                                       5,500          5,499
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
         1.61%, 10/07/04                                    5,000          4,999
         1.83%, 11/18/04                                   27,089         27,023
         1.68%, 11/22/04                                   13,000         12,969
         1.77%, 12/02/04                                    5,000          4,985
      BANK OF IRELAND, SECTION 4(2) / 144A
         1.60%, 10/18/04                                    3,900          3,897
      BEAR STEARNS COMPANIES, INC.
         1.74%, 10/20/04                                   10,000          9,991
         1.74%, 10/21/04                                    8,000          7,992
    + CBA (DELAWARE) FINANCE, INC.
         1.62%, 10/08/04                                    2,500          2,499
         1.62%, 10/12/04                                    1,700          1,699
         1.62%, 10/25/04                                    1,100          1,099
    * CC (USA), INC., SECTION 3C7 / 144A
         1.68%, 11/23/04                                    5,000          4,988
         2.09%, 03/24/05                                    7,000          6,930
    + CDC COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
         2.06%, 03/03/05                                   15,000         14,870
      CITICORP
         1.77%, 10/26/04                                   16,000         15,980
         1.77%, 10/27/04                                   30,000         29,962
         1.80%, 11/02/04                                   17,000         16,973
         1.68%, 11/19/04                                   13,000         12,970
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
         1.61%, 10/06/04                                    5,000          4,999
         1.60%, 10/08/04                                    7,000          6,998
         1.69%, 10/22/04                                   10,000          9,990
         1.76%, 10/28/04                                   11,000         10,985
         1.78%, 11/03/04                                    4,000          3,993
   *+ CLIPPER RECEIVABLES CO., LLC SECTION 4(2) / 144A
         1.61%, 10/04/04                                    8,000          7,999
         1.72%, 10/20/04                                    8,000          7,993
         1.79%, 11/08/04                                   12,000         11,977
   *+ CONCORD MINUTEMEN CAPITAL CO., L.L.C.,
      SECTION 3C7 / 144A
      Class C Notes
         1.79%, 10/18/04                                    9,000          8,992
      Series A
         1.69%, 10/05/04                                    6,000          5,999
         1.69%, 10/07/04                                    8,000          7,998
         1.81%, 11/04/04                                    3,000          2,995
         1.91%, 12/14/04                                   12,500         12,451
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) / 144A
         1.84%, 12/06/04                                   16,000         15,946

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
         1.77%, 12/13/04                                    5,000          4,982
    * DAKOTA CP NOTES OF CITIBANK CREDIT
      CARD ISSUANCE TRUST, SECTION 4(2) / 144A
         1.61%, 10/04/04                                    5,000          4,999
         1.62%, 10/05/04                                   10,000          9,998
         1.70%, 10/13/04                                   11,000         10,994
         1.74%, 10/18/04                                   10,000          9,992
         1.80%, 11/04/04                                   14,000         13,977
         1.82%, 12/09/04                                    2,000          1,993
    + DANSKE CORP.
         1.62%, 10/12/04                                    1,000          1,000
         1.61%, 10/20/04                                    2,019          2,017
         1.60%, 10/25/04                                    9,000          8,990
         1.62%, 10/25/04                                    1,000            999
         1.71%, 10/25/04                                    3,000          2,997
         1.74%, 10/25/04                                    7,000          6,992
   *+ DELAWARE FUNDING CORP., SECTION 4(2) / 144A
         1.74%, 10/13/04                                    2,373          2,372
      DEPFA-BANK PLC., SECTION 4(2) / 144A
         1.78%, 10/14/04                                    5,000          4,997
    + DEUTSCHE BANK FINANCIAL, L.L.C
         2.06%, 03/03/05                                   20,000         19,827
    + DEXIA DELAWARE L.L.C
         1.60%, 10/04/04                                    2,200          2,200
         1.61%, 10/19/04                                    1,500          1,499
         1.74%, 10/25/04                                    2,600          2,597
      DNB NOR BANK  ASA
         1.62%, 10/19/04                                    3,100          3,097
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
         1.60%, 10/01/04                                   16,000         16,000
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
         1.76%, 11/30/04                                    5,000          4,985
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
         1.61%, 10/04/04                                    1,000          1,000
         1.60%, 10/06/04                                    5,000          4,999
         1.69%, 10/13/04                                    4,044          4,042
         1.80%, 11/08/04                                    8,000          7,985
   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
         1.69%, 10/12/04                                    9,000          8,995
      FORENINGSSPARBANKEN AB (SWEDBANK)
         1.66%, 10/21/04                                    2,097          2,095
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
         1.62%, 10/08/04                                    6,000          5,998
         1.68%, 11/23/04                                    5,000          4,988
      GENERAL ELECTRIC CAPITAL CORP
         1.60%, 10/07/04                                   12,000         11,997
         1.67%, 11/22/04                                   13,000         12,969
         1.75%, 12/07/04                                   11,000         10,964
         1.81%, 12/13/04                                   11,000         10,960
      GENERAL ELECTRIC CAPITAL SERVICES
         1.60%, 10/06/04                                    7,000          6,998
         1.81%, 12/09/04                                    9,000          8,969
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
         1.77%, 10/27/04                                    3,000          2,996
   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
         1.73%, 11/29/04                                    2,000          1,994
   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
         1.80%, 11/01/04                                    2,000          1,997
    + HBOS Treasury Services, PLC
         1.62%, 10/08/04                                    1,500          1,500
         1.60%, 10/15/04                                    3,000          2,998
         1.63%, 10/26/04                                    1,400          1,398
         1.76%, 12/02/04                                    1,000            997
      HSBC USA, INC
         1.83%, 12/17/04                                    5,000          4,980
    + ING (U.S.) FUNDING L.L.C
         1.66%, 11/08/04                                    1,975          1,972
      IRISH LIFE & PERMANENT, PLC, SECTION  4(2) / 144A
         1.66%, 11/09/04                                    2,000          1,996
         1.82%, 12/02/04                                    2,000          1,994
   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
         1.78%, 10/21/04                                    7,000          6,993
         1.79%, 10/22/04                                    6,700          6,693
   *+ KITTY HAWK FUNDING CORP., SECTION  4(2) / 144A
         1.61%, 10/01/04                                    5,746          5,746
         1.77%, 10/13/04                                    3,925          3,923
         1.69%, 11/22/04                                    2,210          2,205
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
         1.74%, 10/04/04                                    5,000          4,999
         1.75%, 11/23/04                                    2,000          1,995
         1.81%, 11/30/04                                    5,379          5,363
         1.95%, 03/01/05                                    3,000          2,976
         2.07%, 03/01/05                                   18,000         17,845
      LLOYDS TSB BANK, PLC
         1.62%, 10/01/04                                    1,175          1,175
    * MANE FUNDING CORP., SECTION 4(2) / 144A
         1.78%, 10/20/04                                    5,000          4,995
   *+ MONT BLANC CAPITAL CORP., SECTION  4(2) / 144A
         1.83%, 12/13/04                                    2,000          1,993
      MORGAN STANLEY
         1.71%, 10/06/04                                   15,000         14,996
         1.71%, 10/08/04                                   10,000          9,997
         1.78%, 10/22/04                                    4,000          3,996
         1.75%, 10/27/04                                    5,000          4,994
         1.79%, 11/08/04                                    7,000          6,987
      NATIONWIDE BUILDING SOCIETY U.S.
         1.92%, 12/29/04                                    3,000          2,986
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
         1.62%, 10/19/04                                   13,000         12,989
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
         1.71%, 10/18/04                                    1,000            999
         1.95%, 03/02/05                                    2,000          1,984
    + NORDEA NORTH AMERICA, INC.
         1.76%, 12/03/04                                    5,000          4,985
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
         1.61%, 10/04/04                                    4,000          3,999
         1.72%, 10/22/04                                    9,000          8,991
         1.74%, 10/25/04                                    5,086          5,080
   *+ PARK AVENUE RECEIVABLES CO., L.L.C.,
      SECTION 4(2) / 144A
         1.61%, 10/01/04                                    4,000          4,000
         1.70%, 10/04/04                                    3,759          3,758

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
    + PARK GRANADA, L.L.C., SECTION 4(2) / 144A
         1.71%, 10/13/04                                    6,000          5,997
         1.74%, 10/15/04                                    3,000          2,998
         1.77%, 10/15/04                                    3,000          2,998
         1.68%, 11/09/04                                    5,000          4,991
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
         1.83%, 12/10/04                                    8,000          7,972
   *+ RANGER FUNDING CO., LLC,SECTION 4(2) / 144A
         1.61%, 10/04/04                                    3,954          3,953
      ROYAL BANK OF SCOTLAND, PLC
         1.69%, 10/12/04                                    5,629          5,626
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
         2.12%, 04/05/05                                   16,000         15,826
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
         1.62%, 10/15/04                                    2,332          2,331
         2.14%, 03/23/05                                    2,000          1,980
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
         1.62%, 10/15/04                                    1,200          1,199
         1.82%, 12/10/04                                   13,000         12,954
         2.12%, 03/22/05                                    4,000          3,960
    + STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
         1.79%, 11/09/04                                    3,000          2,994
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
         1.60%, 10/12/04                                    5,000          4,998
   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
         1.69%, 10/12/04                                    3,000          2,998
    + UBS FINANCE (DELAWARE) INC.
         1.60%, 10/15/04                                   14,000         13,991
         1.84%, 12/20/04                                   23,000         22,906
    + WESTPAC TRUST SECURITIES, NZ, LTD.
         1.65%, 10/15/04                                    4,000          3,997
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
         1.69%, 10/12/04                                    2,509          2,508
         2.02%, 02/07/05                                    2,000          1,986
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
         1.61%, 10/06/04                                    3,000          2,999
         1.70%, 10/15/04                                    3,000          2,998
         1.82%, 12/01/04                                    1,025          1,022
         1.84%, 12/08/04                                    6,000          5,979
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
         1.61%, 10/08/04                                    3,377          3,376
         1.78%, 10/19/04                                   10,000          9,991
                                                                     -----------
                                                                         968,000
      CERTIFICATES OF DEPOSIT  15.2%
      --------------------------------------------------------------------------
      AMERICAN EXPRESS CENTURION BANK
         1.69%, 10/19/04                                    5,000          5,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
         1.70%, 11/29/04                                    5,000          5,000
         2.02%, 03/02/05                                   25,000         25,000
      BNP PARIBAS
         1.71%, 11/29/04                                   19,000         19,000
         1.82%, 12/16/04                                   25,000         25,000
      CANADIAN IMPERIAL BANK OF COMMERCE
         1.68%, 11/30/04                                    2,000          2,000
      CITIBANK, N.A
         1.68%, 11/23/04                                    5,000          5,000
         1.71%, 11/24/04                                   21,000         21,000
      CREDIT SUISSE FIRST BOSTON
         1.81%, 12/10/04                                    6,000          6,000
      DEUTSCHE BANK, AG
         1.80%, 12/13/04                                   10,000         10,000
         1.82%, 12/14/04                                   20,000         20,000
         1.82%, 12/15/04                                   17,000         17,000
      FIRST TENNESSEE BANK, N.A.
         1.60%, 10/18/04                                   13,000         13,000
      FORTIS BANK
         1.77%, 12/08/04                                    6,000          6,000
    + HBOS TREASURY SERVICES, PLC
         1.74%, 12/01/04                                    3,000          3,000
         1.74%, 12/03/04                                    2,000          2,000
      LLOYDS TSB BANK, PLC
         1.74%, 12/03/04                                   10,000         10,000
         2.04%, 03/01/05                                    3,000          3,000
         2.02%, 03/04/05                                   20,000         20,000
      SOCIETE GENERALE
         1.75%, 12/07/04                                   10,000         10,000
      SOUTHTRUST BANK
         1.75%, 12/01/04                                    5,000          5,000
      TORONTO DOMINION BANK
         1.63%, 10/26/04                                    4,000          4,000
      UBS, AG
         1.68%, 11/30/04                                    5,000          5,000
      UNICREDITO ITALIANO SPA
         1.77%, 12/07/04                                   15,000         15,000
         2.00%, 02/28/05                                   23,000         23,000
      WASHINGTON MUTUAL BANK
         1.62%, 11/01/04                                   13,000         13,000
      WELLS FARGO BANK, N.A.
         1.63%, 10/12/04                                    3,000          3,000
         1.70%, 10/21/04                                    3,000          3,000
         1.74%, 10/21/04                                   10,000         10,000
         1.76%, 10/26/04                                    1,000          1,000
         1.76%, 10/28/04                                    3,000          3,000
         1.80%, 11/12/04                                   20,000         20,000
      WILMINGTON TRUST CO.
         1.74%, 11/18/04                                    5,000          5,000
                                                                     -----------
                                                                         337,000
      PROMISSORY NOTES  0.6%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
         2.00%, 02/17/05                                    4,000          4,000
         2.01%, 02/24/05                                   10,000         10,000
                                                                     -----------
                                                                          14,000
      U.S. GOVERNMENT SECURITIES  4.0% of net assets

      DISCOUNT NOTES  4.0%
      --------------------------------------------------------------------------
      FANNIE MAE
         1.79%, 11/15/04                                   30,000         29,933
         1.79%, 11/16/04                                   30,000         29,931
         1.79%, 11/17/04                                   30,000         29,930
                                                                     -----------
                                                                          89,794
      VARIABLE-RATE OBLIGATIONS  2.1% of net assets

      HSH NORDBANK, AG
         1.68%, 10/12/04                                    4,000          3,999

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS  continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
         1.77%, 10/15/04                                   23,000         22,993
         1.79%, 10/15/04                                   13,000         12,997
    + TENDERFOOT SEASONAL HOUSING, L.L.C
         1.89%, 10/07/04                                    1,885          1,885
      WESTLB, AG
         1.76%, 10/20/04                                    5,000          4,999
                                                                     -----------
                                                                          46,873

                                                    MATURITY AMOUNT      VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS  34.5% of net assets

      REPURCHASE AGREEMENTS  34.5%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON
      Tri-Party Repurchase
      Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $323,422
      1.90%, issued 09/30/04,
      due 10/01/04                                        317,097        317,080
      J P MORGAN CHASE & CO.
      Tri-Party Repurchase
      Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $192,780
      1.90%, issued 09/30/04,
      due 10/01/04                                        189,010        189,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase
      Agreement
      Collateralized by U.S.
      Government Securities
      with a value of $28,663
      1.78%, issued 09/23/04,
      due 10/07/04                                         28,019         28,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement
      Collateralized by U.S.
      Government Securities
      with a value of
      $235,630
      1.90%, issued 09/30/04,
      due 10/01/04                                        100,005        100,000
      1.78%, issued 09/23/04,
      due 10/07/04                                         25,017         25,000
      1.82%, issued 09/14/04,
      due 10/07/04                                         31,036         31,000
      1.82%, issued 09/15/04,
      due 10/07/04                                         25,028         25,000
      1.82%, issued 09/15/04,
      due 10/07/04                                         25,028         25,000
      1.92%, issued 09/29/04,
      due 10/07/04                                         25,011         25,000
                                                                     -----------
                                                                         765,080


END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $2,220,747

The fund's portfolio holdings include illiquid restricted securities worth $14,000 or 0.6% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $608,318 or 27.4% of the fund's total net assets.

At September 30,2004 portfolio holdings included illiquid restricted securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                         FACE AMOUNT       VALUE
      MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
         2.00%, 08/31/04,
         02/17/05                                           4,000          4,000
         2.01%, 08/30/04,
         02/24/05                                          10,000         10,000
                                                                     -----------
                                                                          14,000

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Interim Principal Financial Officer, Mei-Luh Lee, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Family of Funds
               ----------------------

By:  /s/ Evelyn Dilsaver
     -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:  November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
     -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:  November 23, 2004

By:  /s/ Mei-Luh Lee
     -----------------------
         Mei-Luh Lee
         Assistant Treasurer and
         Interim Principal Financial Officer

Date:  November 22, 2004